UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  3/31/15

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Flex Cap Growth VIP Fund	Shares	Value
Common Stocks 97.6%
Automobiles & Components 1.1%
BorgWarner Inc.	17,000	$1,028,160
[a]Tesla Motors Inc.	1,950	368,102
		1,396,262
Banks 1.5%
[a]Signature Bank	8,000	1,036,640
[a]SVB Financial Group	7,500	952,800
		1,989,440
Capital Goods 5.0%
[a]HD Supply Holdings Inc.	65,000	2,025,075
Honeywell International Inc.	9,800	1,022,238
Pall Corp.	12,500	1,254,875
Precision Castparts Corp.	2,800	588,000
[a]Proto Labs Inc.	4,500	315,000
Roper Industries Inc.	7,500	1,290,000
		6,495,188
Commercial & Professional Services 2.1%
[a]IHS Inc., A	13,500	1,535,760
[a]Stericycle Inc.	8,500	1,193,655
		2,729,415
Consumer Durables & Apparel 3.9%
NIKE Inc., B	25,300	2,538,349
[a]TRI Pointe Homes Inc.	67,500	1,041,525
[a]Under Armour Inc., A	17,500	1,413,125
		4,992,999
Consumer Services 1.9%
[a]Buffalo Wild Wings Inc.	6,000	1,087,440
[a]Chipotle Mexican Grill Inc.	2,000	1,301,080
		2,388,520
Diversified Financials 2.1%
[a]Affiliated Managers Group Inc.	9,500	2,040,410
Intercontinental Exchange Inc.	2,800	653,156
		2,693,566
Energy 1.0%
[a]Diamondback Energy Inc.	13,500	1,037,340
[a]FMC Technologies Inc.	6,000	222,060
		1,259,400
Food & Staples Retailing 0.7%
Whole Foods Market Inc.	18,000	937,440

Food, Beverage & Tobacco 2.8%
[a]Boston Beer Inc., A	1,600	427,840
[a]Constellation Brands Inc., A	13,000	1,510,730
Mead Johnson Nutrition Co., A	6,500	653,445
[a]Monster Beverage Corp.	7,500	1,037,963
		3,629,978
Health Care Equipment & Services 7.0%
[a]Cerner Corp.	18,000	1,318,680
[a]DexCom Inc.	17,000	1,059,780
[a]Edwards Lifesciences Corp.	8,000	1,139,680
[a]Envision Healthcare Holdings Inc.	50,000	1,917,500
[a]IDEXX Laboratories Inc.	4,000	617,920
[a]Inovalon Holdings Inc., A	2,570	77,640
McKesson Corp.	9,500	2,148,900

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Medtronic PLC	10,000	779,900
		9,060,000
Materials 2.6%
Cytec Industries Inc.	20,000	1,080,800
Ecolab Inc.	20,000	2,287,600
		3,368,400
Media 3.8%
[a]Charter Communications Inc., A	7,500	1,448,325
[a]IMAX Corp. (Canada)	12,500	421,375
Twenty-First Century Fox Inc., B	30,000	986,400
The Walt Disney Co.	20,000	2,097,800
		4,953,900
Pharmaceuticals, Biotechnology & Life Sciences 18.1%
[a]Actavis PLC	15,000	4,464,300
[a]Biogen Inc.	11,300	4,771,312
Bristol-Myers Squibb Co.	19,000	1,225,500
[a]Celgene Corp.	28,000	3,227,840
[a]Celldex Therapeutics Inc.	29,000	808,230
[a]Illumina Inc.	7,000	1,299,480
[a]Incyte Corp.	7,500	687,450
[a]Invitae Corp.	3,600	60,336
[a]Jazz Pharmaceuticals PLC	4,000	691,160
[a]Karyopharm Therapeutics Inc.	10,000	306,100
[a]Prestige Brands Holdings Inc.	26,500	1,136,585
[a]Puma Biotechnology Inc.	2,650	625,691
[a]Quintiles Transnational Holdings Inc.	14,500	971,065
[a]Regeneron Pharmaceuticals Inc.	1,600	722,368
[a]Revance Therapeutics Inc.	14,000	290,220
[a]Valeant Pharmaceuticals International Inc. (Canada)	10,000	1,986,200
		23,273,837
Real Estate 1.3%
American Tower Corp.	17,500	1,647,625

Retailing 6.5%
Advance Auto Parts Inc.	15,500	2,320,195
[a]Amazon.com Inc.	5,850	2,176,785
[a]LKQ Corp.	47,000	1,201,320
[a]Netflix Inc.	1,000	416,690
[a]The Priceline Group Inc.	1,130	1,315,489
Tractor Supply Co.	11,300	961,178
		8,391,657
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials Inc.	76,000	1,714,560
[a]Cavium Inc.	26,500	1,876,730
[a]Freescale Semiconductor Ltd.	17,000	692,920
[a]Nanometrics Inc.	20,500	344,810
[a]NXP Semiconductors NV (Netherlands)	16,000	1,605,760
Skyworks Solutions Inc.	12,500	1,228,625
		7,463,405
Software & Services 18.9%
[a]Alliance Data Systems Corp.	3,500	1,036,875
[a]BroadSoft Inc.	12,500	418,250
[a]CoStar Group Inc.	6,650	1,315,569
[a]Demandware Inc.	7,500	456,750
[a]Electronic Arts Inc.	35,000	2,058,525
[a]Facebook Inc., A	35,000	2,877,525
[a]FleetCor Technologies Inc.	13,500	2,037,420
[a]HomeAway Inc.	27,000	814,590
[a]LinkedIn Corp., A	9,500	2,373,670
MasterCard Inc., A	45,700	3,948,023
[a]Mobileye NV	10,000	420,300
[a]NetSuite Inc.	9,000	834,840

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[a]Salesforce.com Inc.	23,000	1,536,630
[a]Splunk Inc.	5,500	325,600
[a]Twitter Inc.	21,500	1,076,720
Visa Inc., A	38,000	2,485,580
[a]Workday Inc.	4,000	337,640
		24,354,507
Technology Hardware & Equipment 8.5%
Apple Inc.	69,000	8,585,670
[a]Palo Alto Networks Inc.	13,200	1,928,256
QUALCOMM Inc.	6,000	416,040
		10,929,966
Transportation 3.0%
[a]Genesee & Wyoming Inc.	17,500	1,687,700
Kansas City Southern	5,500	561,440
[a]Spirit Airlines Inc.	21,500	1,663,240
		3,912,380
Total Common Stocks (Cost $77,157,070)		125,867,885

Short Term Investments (Cost $2,659,020) 2.1%
Money Market Funds 2.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,659,020	2,659,020
Total Investments (Cost $79,816,090) 99.7%		128,526,905
Other Assets, less Liabilities 0.3%		383,817
Net Assets 100.0%		$128,910,722

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Founding Funds Allocation VIP Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.2%
Franklin Mutual Shares VIP Fund, Class 1	17,400,349	$407,864,171
Domestic Hybrid 33.0%
Franklin Income VIP Fund, Class 1	24,478,182	405,358,689
Foreign Equity 33.0%
Templeton Growth VIP Fund, Class 1	26,827,225	405,091,106
Total Investments in Underlying Funds (Cost $852,096,143) 99.2%		1,218,313,966
Other Assets, less Liabilities 0.8%		9,244,571
Net Assets 100.0%		$1,227,558,537

a See Note 8 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Global Real Estate VIP Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 99.4%
Diversified Real Estate Activities 11.0%
CapitaLand Ltd.	Singapore	1,556,462	$4,060,878
Hang Lung Properties Ltd.	Hong Kong	478,248	1,338,637
Mitsubishi Estate Co. Ltd.	Japan	412,360	9,581,053
Mitsui Fudosan Co. Ltd.	Japan	443,857	13,060,386
Sun Hung Kai Properties Ltd.	Hong Kong	344,533	5,319,549
Sun Hung Kai Properties Ltd., wts., 4/22/16	Hong Kong	31,044	89,696
Tokyo Tatemono Co. Ltd.	Japan	497,815	3,652,165
The Wharf Holdings Ltd.	Hong Kong	586,906	4,091,797
			41,194,161
Diversified REITs 9.8%
[a]Activia Properties Inc., 144A	Japan	238	2,081,384
American Assets Trust Inc.	United States	64,239	2,780,264
British Land Co. PLC	United Kingdom	372,731	4,602,348
Canadian REIT	Canada	53,814	1,976,381
Hulic REIT Inc.	Japan	547	841,363
[a]Hulic REIT Inc., 144A	Japan	1,122	1,725,794
Kenedix Office Investment Corp.	Japan	543	2,978,691
Land Securities Group PLC	United Kingdom	321,981	5,983,855
Mirvac Group	Australia	1,546,169	2,367,833
Stockland	Australia	1,147,432	3,934,028
Suntec REIT	Singapore	1,436,730	1,942,305
Wereldhave N.V.	Netherlands	39,788	2,674,127
WP Carey Inc.	United States	40,526	2,755,768
			36,644,141
Health Care REITs 7.0%
HCP Inc.	United States	129,441	5,593,146
Health Care REIT Inc.	United States	98,064	7,586,231
OMEGA Healthcare Investors Inc.	United States	46,900	1,902,733
Sabra Health Care REIT Inc.	United States	69,926	2,318,047
Senior Housing Properties Trust	United States	70,182	1,557,338
Ventas Inc.	United States	97,287	7,103,897
			26,061,392
Hotel & Resort REITs 3.9%
Hoshino Resorts REIT Inc.	Japan	85	1,043,101
Host Hotels & Resorts Inc.	United States	309,667	6,249,080
Pebblebrook Hotel Trust	United States	98,422	4,583,513
Sunstone Hotel Investors Inc.	United States	162,437	2,707,825
			14,583,519
Hotels, Resorts & Cruise Lines 0.5%
[b]Hilton Worldwide Holdings Inc.	United States	38,830	1,150,145
Melia Hotels International SA	Spain	71,285	879,631
			2,029,776
Industrial REITs 6.4%
First Industrial Realty Trust Inc.	United States	98,100	2,102,283
[a]GLP J-REIT, 144A	Japan	911	944,037
Goodman Group	Australia	890,007	4,305,912
Mapletree Logistics Trust	Singapore	1,789,330	1,623,522
Nippon Prologis REIT Inc.	Japan	919	2,025,707
[a]Nippon Prologis REIT Inc., 144A	Japan	605	1,333,572
Prologis Inc.	United States	178,864	7,791,316
STAG Industrial Inc.	United States	90,152	2,120,375
TF Administradora Industrial S de RL de CV	Mexico	390,300	791,149
[a]TF Administradora Industrial S de RL de CV, 144A	Mexico	360,370	730,480
			23,768,353
Office REITs 14.0%
Alexandria Real Estate Equities Inc.	United States	50,807	4,981,118
Boston Properties Inc.	United States	57,680	8,102,887

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Brandywine Realty Trust	United States	87,146	1,392,593
Coresite Realty Corp.	United States	15,787	768,511
Derwent London PLC	United Kingdom	76,199	3,869,749
Digital Realty Trust Inc.	United States	51,443	3,393,180
Douglas Emmett Inc.	United States	16,575	494,101
Great Portland Estates PLC	United Kingdom	315,726	3,800,131
Highwoods Properties Inc.	United States	56,217	2,573,614
Japan Real Estate Investment Corp.	Japan	475	2,237,391
Kilroy Realty Corp.	United States	73,318	5,584,632
Paramount Group Inc.	United States	99,390	1,918,227
SL Green Realty Corp.	United States	42,293	5,429,575
Vornado Realty Trust	United States	69,468	7,780,416
			52,326,125
Real Estate Development 1.5%
China Overseas Land & Investment Ltd.	China	510,657	1,640,131
Keppel Land Ltd.	Singapore	193,176	626,486
KWG Property Holdings Ltd.	China	1,540,500	1,090,897
Sino Land Co. Ltd.	Hong Kong	1,356,288	2,204,308
			5,561,822
Real Estate Operating Companies 8.0%
Brookfield Property Partners LP	United States	107,400	2,617,154
Castellum AB	Sweden	95,710	1,448,156
Deutsche Annington Immobilien SE	Germany	91,575	3,092,120
Deutsche Euroshop AG	Germany	34,837	1,733,365
[a]Deutsche Euroshop AG, 144A	Germany	8,409	418,402
Global Logistic Properties Ltd.	Singapore	1,514,370	2,924,666
[b]Hemfosa Fastigheter AB	Sweden	37,590	859,908
[a,b]Hemfosa Fastigheter AB, 144A	Sweden	38,830	888,275
[a,b]Hispania Activos Inmobiliarios SAU, 144A	Spain	34,960	460,341
Hong Kong Land Holdings Ltd.	Hong Kong	844,743	6,377,810
Hufvudstaden AB, A	Sweden	160,936	2,210,811
Hysan Development Co. Ltd.	Hong Kong	509,347	2,223,936
LEG Immobilien AG	Germany	5,800	460,729
[a]LEG Immobilien AG, 144A	Germany	33,700	2,676,997
Unite Group PLC	United Kingdom	170,755	1,482,860
[a]Unite Group PLC, 144A	United Kingdom	9,524	82,708
			29,958,238
Residential REITs 9.8%
Apartment Investment & Management Co., A	United States	96,505	3,798,437
AvalonBay Communities Inc.	United States	34,067	5,936,175
Camden Property Trust	United States	2,721	212,591
Equity Lifestyle Properties Inc.	United States	57,400	3,154,130
Equity Residential	United States	131,328	10,225,198
Essex Property Trust Inc.	United States	28,605	6,576,289
Invincible Investment Corp.	Japan	2,113	1,083,364
Post Properties Inc.	United States	19,588	1,115,145
UDR Inc.	United States	138,531	4,714,210
			36,815,539
Retail REITs 24.0%
CapitaMall Trust	Singapore	391,879	628,309
Eurocommercial Properties NV, IDR	Netherlands	35,325	1,620,324
Federal Realty Investment Trust	United States	24,909	3,666,854
General Growth Properties Inc.	United States	229,517	6,782,227
Hammerson PLC	United Kingdom	417,253	4,115,483
[a,b]Kenedix Retail REIT Corp., 144A	Japan	366	849,169
Kimco Realty Corp.	United States	78,369	2,104,207
Klepierre	France	85,000	4,176,283
The Link REIT	Hong Kong	881,788	5,419,721
The Macerich Co.	United States	45,064	3,800,247
Realty Income Corp.	United States	87,903	4,535,795
Regency Centers Corp.	United States	64,393	4,381,300
RioCan REIT	Canada	93,726	2,144,064
Scentre Group	Australia	1,327,841	3,783,691

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Simon Property Group Inc.	United States	95,408	18,665,621
Taubman Centers Inc.	United States	35,182	2,713,587
Unibail-Rodamco SE	France	41,604	11,231,691
Urban Edge Properties	United States	68,084	1,613,591
Weingarten Realty Investors	United States	74,910	2,695,262
Westfield Corp.	Australia	693,323	5,044,719
			89,972,145
Specialized REITs 3.5%
CubeSmart	United States	114,884	2,774,449
Extra Space Storage Inc.	United States	63,504	4,290,965
Public Storage	United States	31,214	6,153,528
			13,218,942
Total Common Stocks and Other Equity Interests (Cost $229,972,594)			372,134,153
		Principal Amount

Short Term Investments (Cost $3,132,582) 0.8%
Repurchase Agreements 0.8%
[c]Joint Repurchase Agreement, 0.091%, 4/01/15 (Maturity Value $3,132,590)		$3,132,582	3,132,582
BNP Paribas Securities Corp. (Maturity Value $438,124)
HSBC Securities (USA) Inc. (Maturity Value $1,840,115)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $854,351)
Collateralized by U.S. Government Agency Securities, 0.146% - 0.214%, 8/26/16
- 9/12/17; and U.S. Treasury Notes, 1.50% - 2.75%, 2/28/18 - 11/15/21 (valued at $3,196,231)
Total Investments (Cost $233,105,176) 100.2%			375,266,735
Other Assets, less Liabilities (0.2)%			(814,071)
Net Assets 100.0%			$374,452,664

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $12,191,159, representing 3.26% of net assets.
b Non-income producing.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

IDR - International Depositary Receipt
REIT - Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Growth and Income VIP Fund	Country	Shares	Value
Common Stocks 87.1%
Consumer Discretionary 15.6%
Ford Motor Co.	United States	339,000	$5,471,460
General Motors Co.	United States	29,888	1,120,800
L Brands Inc.	United States	72,100	6,798,309
Las Vegas Sands Corp.	United States	65,400	3,599,616
Lowe's Cos. Inc.	United States	84,000	6,248,760
McDonald's Corp.	United States	44,100	4,297,104
NIKE Inc., B	United States	64,100	6,431,153
Starwood Hotels & Resorts Worldwide Inc.	United States	72,000	6,012,000
Target Corp.	United States	79,700	6,540,979
			46,520,181
Consumer Staples 7.1%
Anheuser-Busch InBev NV, ADR	Belgium	36,000	4,388,760
Mead Johnson Nutrition Co., A	United States	46,100	4,634,433
Nestle SA	Switzerland	46,000	3,474,735
PepsiCo Inc.	United States	62,700	5,995,374
The Procter & Gamble Co.	United States	32,200	2,638,468
			21,131,770
Energy 5.5%
BP PLC, ADR	United Kingdom	52,400	2,049,364
Chevron Corp.	United States	23,300	2,446,034
Exxon Mobil Corp.	United States	50,944	4,330,240
HollyFrontier Corp.	United States	83,400	3,358,518
Royal Dutch Shell PLC, A, ADR	United Kingdom	71,100	4,241,115
			16,425,271
Financials 12.9%
Aflac Inc.	United States	74,400	4,762,344
Bank of America Corp.	United States	131,900	2,029,941
BlackRock Inc.	United States	18,100	6,621,704
JPMorgan Chase & Co.	United States	96,070	5,819,920
Marsh & McLennan Cos. Inc.	United States	68,800	3,858,992
MetLife Inc.	United States	96,478	4,876,963
T. Rowe Price Group Inc.	United States	62,900	5,093,642
Wells Fargo & Co.	United States	101,100	5,499,840
			38,563,346
Health Care 9.8%
Bristol-Myers Squibb Co.	United States	40,900	2,638,050
Eli Lilly & Co.	United States	78,900	5,732,085
Johnson & Johnson	United States	45,900	4,617,540
Pfizer Inc.	United States	136,100	4,734,919
Roche Holding AG	Switzerland	19,300	5,325,028
Sanofi, ADR	France	123,500	6,105,840
			29,153,462
Industrials 12.9%
The Boeing Co.	United States	18,900	2,836,512
Caterpillar Inc.	United States	45,200	3,617,356
General Electric Co.	United States	169,900	4,215,219
Honeywell International Inc.	United States	58,900	6,143,859
Lockheed Martin Corp.	United States	31,100	6,312,056
Republic Services Inc.	United States	148,600	6,027,216
United Parcel Service Inc., B	United States	42,400	4,110,256
United Technologies Corp.	United States	46,100	5,402,920
			38,665,394
Information Technology 11.1%
CA Inc.	United States	158,600	5,171,946
Cisco Systems Inc.	United States	233,008	6,413,545
Intel Corp.	United States	186,000	5,816,220
Maxim Integrated Products Inc.	United States	170,900	5,949,029

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Microsoft Corp.	United States	140,700	5,720,159
Seagate Technology PLC	United States	81,100	4,219,633
			33,290,532
Materials 4.5%
BHP Billiton PLC	Australia	114,300	2,498,021
The Dow Chemical Co.	United States	113,600	5,450,528
Freeport-McMoRan Inc., B	United States	85,188	1,614,313
Potash Corp. of Saskatchewan Inc.	Canada	118,800	3,831,300
			13,394,162
Telecommunication Services 1.8%
Verizon Communications Inc.	United States	112,701	5,480,650
Utilities 5.9%
Dominion Resources Inc.	United States	54,100	3,834,067
Duke Energy Corp.	United States	57,903	4,445,792
PG&E Corp.	United States	113,200	6,007,524
Xcel Energy Inc.	United States	92,400	3,216,444
			17,503,827
Total Common Stocks (Cost $189,372,425)			260,128,595
Equity-Linked Securities (Cost $5,125,650) 1.9%
Consumer Discretionary 1.9%
[a]Barclays Bank PLC into Amazon.com Inc., 3.00%, 144A	United States	15,000	5,585,880
Convertible Preferred Stocks 8.5%
Energy 0.8%
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	2,700	2,338,875
Financials 1.2%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	3,100	3,586,700
Health Care 1.4%
[b]Actavis PLC, 5.50%, cvt. pfd.	United States	4,000	4,048,000
Industrials 2.1%
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	9,200	1,114,543
Stanley Black & Decker Inc., 6.25%, cvt. pfd.	United States	45,300	5,311,425
			6,425,968
Materials 1.2%
Alcoa Inc., 5.375%, cvt. pfd.	United States	84,800	3,717,632
Utilities 1.8%
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	62,000	3,456,500
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	28,100	1,838,583
			5,295,083
Total Convertible Preferred Stocks (Cost $22,820,497)			25,412,258
Total Investments before Short Term Investments (Cost $217,318,572)			291,126,733

		Principal Amount
Short Term Investments (Cost $7,365,396) 2.5%
Repurchase Agreements 2.5%	United States	$7,365,396	7,365,396
[c]Joint Repurchase Agreement, 0.091%, 4/01/15 (Maturity Value $7,365,414)
BNP Paribas Securities Corp. (Maturity Value $1,030,127)
HSBC Securities (USA) Inc. (Maturity Value $4,326,518)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,008,769)
Collateralized by U.S. Government Agency Securities, 0.146% - 0.214%, 8/26/16 -
9/12/17; and U.S. Treasury Notes, 1.50% - 2.75%, 2/28/18 - 11/15/21 (valued at
$7,515,050)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Total Investments (Cost $224,683,968) 100.0%	298,492,129
Other Assets, less Liabilities 0.0%†	132,733
Net Assets 100.0%	$298,624,862

† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $7,924,755, representing 2.65% of net assets.
b Non-income producing.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin High Income VIP Fund	Country	Shares	Value
Common Stocks 0.1%
Materials 0.0%†
[a]Verso Corp.	United States	9,431	$16,976
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	224	162,603
Total Common Stocks (Cost $366,150)			179,579
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	6,000
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486	351,994
Total Convertible Preferred Stocks (Cost $731,856)			357,994
		Principal Amount*
Corporate Bonds 94.7%
Automobiles & Components 0.7%
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	2,200,000	2,345,750
Banks 5.5%
[b]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	2,500,000	2,709,375
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,700,000	1,793,500
5.00%, 8/15/22	United States	2,700,000	2,777,625
[b]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	2,800,000	2,866,500
[b]JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	2,500,000	2,543,750
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	1,400,000	1,382,430
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	2,000,000	2,250,000
5.125%, 5/28/24	United Kingdom	900,000	946,125
			17,269,305
Capital Goods 2.1%
[c]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	1,500,000	1,517,812
7.75%, 2/01/20	Spain	400,000	387,250
[c]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	1,100,000	1,088,313
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	1,500,000	1,464,375
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	500,000	505,000
senior sub. note, 6.00%, 7/15/22	United States	500,000	501,875
[c]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	1,100,000	1,050,500
			6,515,125
Commercial & Professional Services 1.8%
[c]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	2,000,000	1,986,250
[c]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	1,100,000	1,139,875
[d,e]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
[c]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	600,000	605,640
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	2,000,000	2,075,000
			5,806,956
Consumer Durables & Apparel 2.8%
KB Home,
senior bond, 7.50%, 9/15/22	United States	2,100,000	2,163,000
senior note, 4.75%, 5/15/19	United States	600,000	588,000
senior note, 7.00%, 12/15/21	United States	700,000	714,000
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
7.75%, 4/15/20	United States	1,140,000	1,214,100
5.25%, 4/15/21	United States	900,000	895,500
5.625%, 3/01/24	United States	1,500,000	1,466,250

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Visant Corp., senior note, 10.00%, 10/01/17	United States	1,900,000	1,710,000
			8,750,850
Consumer Services 4.8%
[c]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	2,000,000	2,082,500
[c]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	2,000,000	1,720,000
[d]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	2,600,000	1,898,000
[c]Cleopatra Finance Ltd., senior secured bond, 144A, 6.50%, 2/15/25	Italy	2,600,000	2,512,250
[c,d]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	1,700,000	6,460
MGM Resorts International, senior note,
5.25%, 3/31/20	United States	2,900,000	2,950,460
6.625%, 12/15/21	United States	300,000	321,938
Pinnacle Entertainment Inc.,
senior note, 6.375%, 8/01/21	United States	600,000	640,500
senior sub. note, 7.75%, 4/01/22	United States	1,100,000	1,229,250
[c]Scientific Games International Inc.,
senior note, 144A, 10.00%, 12/01/22	United States	1,100,000	1,036,750
senior secured note, first lien, 144A, 7.00%, 1/01/22	United States	800,000	822,000
			15,220,108
Diversified Financials 3.0%
[c]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A, 5.00%,
10/01/21	Netherlands	1,100,000	1,167,375
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	1,300,000	1,374,750
4.625%, 9/15/23	United States	600,000	612,000
Navient Corp., senior note,
8.45%, 6/15/18	United States	800,000	890,000
5.50%, 1/15/19	United States	3,500,000	3,578,750
[c]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	1,700,000	1,768,000
			9,390,875
Energy 18.8%
[c]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	1,000,000	881,250
senior note, 144A, 5.50%, 9/15/21	United States	800,000	717,000
[c]Calumet Specialty Products Partners LP/Finance Co., senior note, 144A, 7.75%,
4/15/23	United States	1,500,000	1,524,375
CGG SA, senior note, 6.875%, 1/15/22	France	2,300,000	1,848,625
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	260,000	159,900
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,700,000	2,325,375
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	United States	3,000,000	3,112,500
[c]Compressco Partners LP/Finance Corp., senior note, 144A, 7.25%, 8/15/22	United States	700,000	616,000
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	1,100,000	1,001,000
[c] 144A, 8.00%, 4/01/23	United States	1,800,000	1,773,000
[c]Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note,
144A, 6.25%, 4/01/23	United States	800,000	810,000
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	2,000,000	1,610,000
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	400,000	424,000
senior note, first lien, 7.50%, 10/15/20	United States	2,600,000	2,925,000
Energy XXI Gulf Coast Inc., senior note,
7.50%, 12/15/21	United States	1,000,000	365,000
[c] 144A, 6.875%, 3/15/24	United States	1,200,000	420,000
[c]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	2,000,000	1,430,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,400,000	1,043,000
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	2,500,000	1,187,500
Halcon Resources Corp., senior note,
8.875%, 5/15/21	United States	2,500,000	1,756,250
9.25%, 2/15/22	United States	1,100,000	764,500
[c]Kinder Morgan Inc., senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	1,500,000	1,652,230
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	2,000,000	1,720,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
7.75%, 2/01/21	United States	700,000	560,000
6.50%, 9/15/21	United States	300,000	234,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,100,000	1,061,500
[c]Memorial Resource Development Corp., senior note, 144A, 5.875%, 7/01/22	United States	1,100,000	1,028,500
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,500,000	735,000
[c]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	1,300,000	1,365,000
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	2,700,000	1,569,375
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	1,000,000	566,250
senior secured note, first lien, 7.50%, 11/01/19	United States	2,000,000	1,145,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	2,000,000	2,122,500
Peabody Energy Corp., senior note,
6.50%, 9/15/20	United States	1,700,000	1,041,250
6.25%, 11/15/21	United States	1,700,000	1,051,875
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,200,000	1,122,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	402,000	440,190
6.50%, 5/15/21	United States	600,000	634,500
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	1,500,000	1,481,250
5.25%, 5/01/23	United States	1,500,000	1,477,200
[c,d,f] Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,000,000	560,000
[c]Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 144A,
8.375%, 6/01/19	United States	2,500,000	2,631,250
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,400,000	2,424,000
first lien, 5.625%, 4/15/23	United States	900,000	901,125
senior secured note, first lien, 5.75%, 5/15/24	United States	200,000	202,000
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	2,000,000	560,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,800,000	1,746,000
6.125%, 1/15/23	United States	700,000	632,625
[c]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	2,100,000	1,811,250
			59,170,145
Food, Beverage & Tobacco 3.3%
[c]Cott Beverages Inc., senior note, 144A, 6.75%, 1/01/20	United States	1,100,000	1,141,250
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	1,500,000	1,526,250
[c]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	600,000	609,375
senior note, 144A, 8.25%, 2/01/20	United States	2,600,000	2,775,500
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	1,600,000	1,660,000
[c] 144A, 6.75%, 12/01/21	United States	1,100,000	1,113,750
[c] 144A, 6.00%, 12/15/22	United States	300,000	290,625
WhiteWave Foods Co., senior note, 5.375%, 10/01/22	United States	1,100,000	1,185,250
			10,302,000
Health Care Equipment & Services 5.8%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	2,200,000	2,345,750
senior sub. note, 6.50%, 6/15/20	United States	300,000	312,000
Centene Corp., senior note, 4.75%, 5/15/22	United States	1,300,000	1,350,375
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	1,200,000	1,278,000
7.125%, 7/15/20	United States	700,000	742,875
6.875%, 2/01/22	United States	2,000,000	2,137,500
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	1,400,000	1,433,250
HCA Inc.,
senior note, 5.875%, 5/01/23	United States	2,500,000	2,706,250
senior secured note, first lien, 5.00%, 3/15/24	United States	2,300,000	2,446,625
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	3,000,000	3,315,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

[c] 144A, 5.00%, 3/01/19	United States	200,000	199,000
			18,266,625
Materials 11.6%
ArcelorMittal, senior note, 6.25%, 3/01/21	Luxembourg	1,900,000	2,026,635
[c]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	600,000	646,500
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	300,000	302,250
7.00%, 11/15/20	Luxembourg	176,471	178,125
6.75%, 1/31/21	Luxembourg	300,000	303,563
6.00%, 6/30/21	Luxembourg	1,900,000	1,871,500
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	2,000,000	1,938,750
[c]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	2,000,000	2,080,000
[c]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	1,700,000	1,702,125
[c]Cemex SAB de CV, senior secured bond, 144A, 6.125%, 5/05/25	Mexico	1,400,000	1,414,000
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	3,100,000	3,030,250
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,000,000	1,860,000
7.00%, 2/15/21	Canada	1,836,000	1,712,070
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	888,889	876,667
8.25%, 11/01/19	Australia	500,000	424,375
[c]Ineos Finance PLC, senior secured note, 144A, 7.50%, 5/01/20	Switzerland	500,000	528,437
[c]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	700,000	707,000
5.875%, 2/15/19	Switzerland	500,000	495,625
[c]NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	2,000,000	2,095,000
[c]Owens-Brockway Glass Container Inc., senior note, 144A, 5.00%, 1/15/22	United States	1,300,000	1,329,120
[c]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	600,000	630,000
[c]Polymer Group Inc., senior note, 144A, 6.875%, 6/01/19	United States	1,500,000	1,438,125
[c]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	1,200,000	1,125,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	1,000,000	1,036,250
senior note, 8.50%, 5/15/18	United States	2,800,000	2,891,000
senior note, 9.00%, 4/15/19	United States	1,200,000	1,263,000
senior note, 8.25%, 2/15/21	United States	400,000	430,000
[c]Sealed Air Corp., senior note, 144A, 8.375%, 9/15/21	United States	100,000	113,000
[c]Steel Dynamics Inc.,
senior bond, 144A, 5.50%, 10/01/24	United States	800,000	813,000
senior note, 144A, 5.125%, 10/01/21	United States	800,000	809,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	451,000	423,940
			36,494,307
Media 9.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	900,000	923,625
senior note, 6.50%, 4/30/21	United States	1,500,000	1,580,625
CCOH Safari LLC, senior bond, 5.75%, 12/01/24	United States	600,000	619,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,057,500
senior sub. note, 7.625%, 3/15/20	United States	1,100,000	1,163,250
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	1,500,000	1,670,625
[c] 144A, 5.25%, 6/01/24	United States	1,000,000	1,022,500
DISH DBS Corp., senior note, 5.875%, 11/15/24	United States	3,500,000	3,513,125
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	2,000,000	2,177,500
senior note, 5.125%, 7/15/20	United States	1,400,000	1,464,750
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,500,000	2,403,125
senior secured note, first lien, 9.00%, 9/15/22	United States	700,000	672,000
[c]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	200,000	201,750
[c]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	800,000	768,000
[c]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	2,500,000	2,631,250
5.375%, 4/15/25	United States	400,000	403,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[c]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,200,000	1,272,750
[c]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	500,000	523,125
[c]UPCB Finance VI Ltd., senior secured note, first lien, 144A, 6.875%, 1/15/22	Netherlands	300,000	322,875
[c]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,700,000	1,819,000
[c]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,100,000	1,144,687
[c]WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	2,500,000	2,515,625
			29,870,187
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
[c]Endo Finance LLC/Endo Ltd./Endo Finco Inc., senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	1,030,000
[c]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	100,000	105,500
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	3,300,000	3,498,000
[c]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	Canada	700,000	727,125
senior note, 144A, 7.50%, 7/15/21	Canada	200,000	217,062
senior note, 144A, 5.625%, 12/01/21	Canada	300,000	305,250
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	3,000,000	3,127,500
			9,010,437
Retailing 2.1%
[c]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	2,100,000	2,131,500
[c]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	600,000	623,250
[c]Family Tree Escrow LLC, senior note, 144A, 5.75%, 3/01/23	United States	800,000	844,000
[c]Netflix Inc., senior bond, 144A, 5.875%, 2/15/25	United States	1,900,000	1,959,375
[c]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	1,000,000	1,046,250
			6,604,375
Software & Services 4.1%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,500,000	2,300,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	3,300,000	3,441,900
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	1,000,000	1,187,500
senior note, 11.25%, 1/15/21	United States	646,000	736,440
[c] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	2,500,000	2,706,250
[c,g]Infor (U.S.) Inc., senior secured note, 144A, 6.50%, 5/15/22	United States	1,300,000	1,335,750
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	1,200,000	1,278,000
			12,985,840
Technology Hardware & Equipment 1.7%
[c]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	3,400,000	3,638,000
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	2,000,000	1,930,000
			5,568,000
Telecommunication Services 9.8%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	100,000	110,500
senior note, 6.45%, 6/15/21	United States	400,000	433,500
senior note, 5.80%, 3/15/22	United States	2,500,000	2,615,625
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,500,000	1,505,625
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	2,200,000	2,098,250
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	1,900,000	2,142,250
8.75%, 4/15/22	United States	900,000	1,003,500
7.875%, 1/15/27	United States	200,000	204,500
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Luxembourg	1,500,000	1,416,563
senior note, 7.50%, 4/01/21	Luxembourg	3,800,000	3,918,750
[c]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	200,000	211,500
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	2,500,000	2,721,875
[c] 144A, 9.00%, 11/15/18	United States	3,000,000	3,450,000
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	500,000	512,500
7.125%, 6/15/24	United States	500,000	492,500
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	400,000	419,000
senior bond, 6.375%, 3/01/25	United States	1,100,000	1,137,840

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
senior note, 6.542%, 4/28/20	United States	1,600,000	1,690,000
senior note, 6.125%, 1/15/22	United States	200,000	207,000
[c]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	3,500,000	3,646,562
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	1,000,000	1,006,250
			30,944,090
Transportation 1.2%
[c]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000	909,000
senior note, 144A, 9.75%, 5/01/20	United States	500,000	488,750
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	1,000,000	975,000
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,500,000	1,441,245
			3,813,995
Utilities 3.3%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000	1,213,500
senior note, 5.375%, 1/15/23	United States	1,300,000	1,306,500
[c] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	698,000	774,920
[c] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	400,000	434,200
[c] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000	107,500
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000	2,431,250
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 5.125%, 7/15/19	United States	500,000	492,500
[c]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	2,000,000	2,090,000
[c,d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	2,500,000	1,575,000
			10,425,370
Total Corporate Bonds (Cost $309,217,306)			298,754,340
[f]Senior Floating Rate Interests (Cost $2,311,964) 0.7%
Household & Personal Products 0.7%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	2,329,592	2,253,154
		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
[a,e]NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Investments before Short Term Investments (Cost $312,627,276)			301,545,067
		Principal Amount*
Short Term Investments (Cost $4,234,037) 1.4%
Repurchase Agreements 1.4%
[h]Joint Repurchase Agreement, 0.091%, 4/01/15 (Maturity Value $4,234,047)	United States	4,234,037	4,234,037
BNP Paribas Securities Corp. (Maturity Value $592,174)
HSBC Securities (USA) Inc. (Maturity Value $2,487,121)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,154,752)
Collateralized by U.S. Government Agency Securities, 0.146% - 0.214%, 8/26/16 -
9/12/17; and U.S. Treasury Notes, 1.50% - 2.75%, 2/28/18 - 11/15/21 (valued at
$4,320,066)
Total Investments (Cost $316,861,313) 97.0%			305,779,104

Other Assets, less Liabilities 3.0%			9,521,543
Net Assets 100.0%			$315,300,647

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Perpetual security with no stated maturity date.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $138,741,713, representing 44.00% of net assets.
d Defaulted security or security for which income has been deemed uncollectible.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
e Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2015, the aggregate value of these securities was $191, representing less than 0.01% of net assets.
f The coupon rate shown represents the rate at period end.
g Security purchased on a when-issued basis.
h Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FRN - Floating Rate Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Income VIP Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 47.1%
Consumer Discretionary 3.2%
[a]Dex Media Inc.	United States	458,876	$1,922,690
Ford Motor Co.	United States	3,750,000	60,525,000
General Motors Co.	United States	1,454,100	54,528,750
Las Vegas Sands Corp.	United States	200,000	11,008,000
Target Corp.	United States	1,181,100	96,932,877
			224,917,317
Consumer Staples 0.8%
PepsiCo Inc.	United States	584,000	55,842,080
Energy 6.8%
Anadarko Petroleum Corp.	United States	170,000	14,077,700
BP PLC, ADR	United Kingdom	2,442,400	95,522,264
Chevron Corp.	United States	800,000	83,984,000
Devon Energy Corp.	United States	650,000	39,201,500
Halliburton Co.	United States	250,000	10,970,000
Occidental Petroleum Corp.	United States	150,000	10,950,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	1,951,748	116,421,768
Schlumberger Ltd.	United States	250,000	20,860,000
Spectra Energy Corp.	United States	600,000	21,702,000
Total SA, B, ADR	France	1,192,900	59,239,414
			472,928,646
Financials 2.3%
Commonwealth Bank of Australia	Australia	328,400	23,369,424
JPMorgan Chase & Co.	United States	735,100	44,532,358
MetLife Inc.	United States	761,108	38,474,009
Wells Fargo & Co.	United States	1,000,000	54,400,000
			160,775,791
Health Care 4.5%
Eli Lilly & Co.	United States	434,800	31,588,220
Johnson & Johnson	United States	417,800	42,030,680
Merck & Co. Inc.	United States	1,023,200	58,813,536
Pfizer Inc.	United States	3,138,975	109,204,940
Sanofi, ADR	France	1,368,292	67,648,357
			309,285,733
Industrials 4.4%
The Boeing Co.	United States	231,800	34,788,544
[a]CEVA Holdings LLC	United Kingdom	13,012	9,433,889
General Electric Co.	United States	4,656,200	115,520,322
Lockheed Martin Corp.	United States	253,200	51,389,472
Raytheon Co.	United States	150,000	16,387,500
Republic Services Inc.	United States	527,300	21,387,288
United Technologies Corp.	United States	75,000	8,790,000
Waste Management Inc.	United States	928,200	50,336,286
			308,033,301
Information Technology 3.1%
Cisco Systems Inc.	United States	1,400,000	38,535,000
[a,b]First Data Holdings Inc., B	United States	4,929,600	27,668,805
Intel Corp.	United States	1,500,000	46,905,000
Microsoft Corp.	United States	1,022,500	41,569,737
Texas Instruments Inc.	United States	924,800	52,884,688
Xilinx Inc.	United States	183,400	7,757,820
			215,321,050
Materials 7.8%
Agrium Inc.	Canada	650,000	67,775,500
BASF SE	Germany	250,000	24,880,911
BHP Billiton PLC	Australia	2,784,192	60,848,383
The Dow Chemical Co.	United States	2,525,700	121,183,086
E. I. du Pont de Nemours and Co.	United States	1,047,500	74,864,825

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Freeport-McMoRan Inc., B	United States	1,500,000	28,425,000
Goldcorp Inc.	Canada	1,508,600	27,335,832
LyondellBasell Industries NV, A	United States	500,000	43,900,000
The Mosaic Co.	United States	300,000	13,818,000
Rio Tinto PLC, ADR	United Kingdom	1,845,100	76,387,140
			539,418,677
Telecommunication Services 2.1%
AT&T Inc.	United States	1,621,000	52,925,650
CenturyLink Inc.	United States	500,000	17,275,000
Telstra Corp. Ltd.	Australia	3,446,331	16,568,543
Verizon Communications Inc.	United States	1,123,892	54,654,868
Vodafone Group PLC	United Kingdom	2,115,279	6,916,358
			148,340,419
Utilities 12.1%
AGL Resources Inc.	United States	290,732	14,434,844
American Electric Power Co. Inc.	United States	400,000	22,500,000
Dominion Resources Inc.	United States	750,000	53,152,500
Duke Energy Corp.	United States	1,302,500	100,005,950
[a]Dynegy Inc.	United States	1,250,000	39,287,500
[a]Dynegy Inc., wts., 10/02/17	United States	242,666	1,024,050
Entergy Corp.	United States	538,100	41,697,369
Exelon Corp.	United States	2,877,200	96,702,692
FirstEnergy Corp.	United States	845,900	29,657,254
NextEra Energy Inc.	United States	651,300	67,767,765
PG&E Corp.	United States	1,435,300	76,171,371
Pinnacle West Capital Corp.	United States	260,500	16,606,875
PPL Corp.	United States	1,365,400	45,959,364
Public Service Enterprise Group Inc.	United States	923,500	38,713,120
Sempra Energy	United States	368,300	40,152,066
The Southern Co.	United States	1,888,200	83,609,496
TECO Energy Inc.	United States	1,253,700	24,321,780
Xcel Energy Inc.	United States	1,510,964	52,596,657
			844,360,653
Total Common Stocks and Other Equity Interests (Cost $2,710,183,515)			3,279,223,667
Equity-Linked Securities 3.7%
Consumer Discretionary 0.3%
[c]Deutsche Bank AG/London into General Motors Co., 8.00%, 144A	United States	500,000	18,828,650
Consumer Staples 0.3%
[c]Citigroup Inc. into Whole Foods Market Inc., 7.00%, 144A	United States	485,000	21,869,184
Energy 1.0%
[c]Citigroup Inc. into Cabot Oil & Gas Corp., 6.00%, 144A	United States	696,000	21,121,999
[c]Credit Suisse New York into Baker Hughes Inc., 6.00%, 144A	United States	200,000	12,094,660
[c]JPMorgan Chase & Co. into Anadarko Petroleum Corp., 7.00%, 144A	United States	470,000	39,850,783
			73,067,442
Financials 0.5%
[c]The Goldman Sachs Group into Bank of America Corp., 6.00%, 144A	United States	2,150,000	34,525,560
Information Technology 1.6%
[c]Bank of America Corp. into Freescale Semiconductor Ltd., 7.00%, 144A	United States	950,000	25,291,565
[c]Bank of America Corp. into Intel Corp., 6.50%, 144A	United States	1,045,000	33,454,525
[c]Citigroup Inc. into Apple Inc., 7.00%, 144A	United States	415,000	51,562,920
			110,309,010
Total Equity-Linked Securities (Cost $257,386,244)			258,599,846
Convertible Preferred Stocks 3.1%
Consumer Discretionary 0.2%
Fiat Chrysler Automobiles NV, 7.875%, cvt. pfd.	United Kingdom	100,000	13,772,010
Energy 0.2%
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	10,000	2,991,950
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	200,000	8,250,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	121,600		4,696,800
				15,938,750
Financials 1.6%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	66,600		77,056,200
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	167,325		4,375,549
[a]FNMA, 5.375%, cvt. pfd.	United States	475		6,412,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	20,000		24,460,000
				112,304,249
Health Care 0.1%
[a]Actavis PLC, 5.50%, cvt. pfd.	United States	7,500		7,590,000
Industrials 0.2%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	397		397,000
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	14,711		10,665,402
				11,062,402
Materials 0.4%
Alcoa Inc., 5.375%, cvt. pfd.	United States	500,000		21,920,000
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	160,000		2,403,200
				24,323,200
Utilities 0.4%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	145,000		8,143,200
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	162,000		7,840,800
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	145,000		8,178,000
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	83,100		5,437,233
				29,599,233
Total Convertible Preferred Stocks (Cost $238,207,003)				214,589,844
Preferred Stocks 0.2%
Financials 0.2%
[a]FNMA, 8.25%, pfd.	United States	739,375		3,075,800
Morgan Stanley, 6.375%, pfd., I	United States	350,000		9,114,000
Total Preferred Stocks (Cost $27,234,375)				12,189,800
		Principal Amount*
Convertible Bonds 1.0%
Consumer Discretionary 0.6%
[c]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%, 11/09/15	Germany	25,000,000	EUR	38,425,212
Energy 0.3%
[c,d]American Energy-Permian Basin LLC, cvt., 144A, PIK, 8.00%, 5/01/22	United States	5,000,000		4,546,685
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	25,000,000		18,546,875
				23,093,560
Materials 0.1%
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	5,690,000		6,776,648
Total Convertible Bonds (Cost $67,049,520)				68,295,420
Corporate Bonds 33.9%
Consumer Discretionary 6.0%
[c]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	10,000,000		10,412,500
[c]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	5,300,000		5,644,500
[c]Altice SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	3,000,000		3,058,125
[c]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	3,000,000		3,116,250
Cablevision Systems Corp., senior note, 7.75%, 4/15/18	United States	10,000,000		11,137,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	2,700,000		2,770,875
senior bond, 5.125%, 2/15/23	United States	10,000,000		10,137,500
senior note, 6.50%, 4/30/21	United States	15,000,000		15,806,250
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,
8.00%, 6/15/19	United States	25,000,000		26,343,750
8.25%, 6/15/21	United States	15,400,000		17,157,294
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	8,750,000		9,253,125
[c]Cleopatra Finance Ltd.,
senior secured bond, 144A, 6.50%, 2/15/25	Italy	8,500,000		8,213,125

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
senior secured note, 144A, 6.25%, 2/15/22	Italy	8,500,000	8,324,687
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	15,400,000	17,151,750
[e]Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	10,000,000	9,837,500
[d]Dex Media Inc., senior sub. note, PIK, 14.00%, 1/29/17	United States	17,123,690	6,592,621
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	15,000,000	14,622,000
senior note, 5.875%, 11/15/24	United States	8,300,000	8,331,125
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	5,000,000	4,867,280
[c]Family Tree Escrow LLC, senior note, 144A,
5.25%, 3/01/20	United States	2,600,000	2,736,500
5.75%, 3/01/23	United States	4,000,000	4,220,000
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	4,900,000	5,206,250
6.50%, 3/01/21	United States	12,600,000	13,434,750
HD Supply Inc.,
[c] first lien, 144A, 5.25%, 12/15/21	United States	6,000,000	6,195,000
senior note, 7.50%, 7/15/20	United States	10,000,000	10,750,000
iHeartCommunications Inc.,
[d] senior note, PIK, 14.00%, 2/01/21	United States	13,599,973	10,826,884
senior secured bond, first lien, 9.00%, 3/01/21	United States	24,100,000	23,166,125
senior secured note, first lien, 9.00%, 12/15/19	United States	18,000,000	17,932,500
senior secured note, first lien, 9.00%, 9/15/22	United States	14,600,000	14,016,000
KB Home,
senior bond, 7.50%, 9/15/22	United States	6,500,000	6,695,000
senior note, 7.25%, 6/15/18	United States	10,600,000	11,501,000
[c]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	5,000,000	4,750,000
MGM Resorts International, senior note,
10.00%, 11/01/16	United States	10,000,000	11,125,000
8.625%, 2/01/19	United States	3,700,000	4,236,500
5.25%, 3/31/20	United States	5,000,000	5,087,000
6.75%, 10/01/20	United States	5,500,000	5,891,875
[c]Numericable Group SA, senior note, first lien, 144A, 6.00%, 5/15/22	France	10,000,000	10,137,500
Outfront Media Capital LLC/Corp.,
senior bond, 5.625%, 2/15/24	United States	1,600,000	1,682,000
senior note, 5.25%, 2/15/22	United States	1,600,000	1,680,000
[c]Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	14,600,000	15,366,500
senior note, 144A, 5.75%, 8/01/21	United States	5,000,000	5,221,875
[c]Univision Communications Inc., senior secured note, first lien, 144A, 5.125%,
5/15/23	United States	10,000,000	10,200,000
2/15/25	United States	5,100,000	5,221,125
[c]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	7,000,000	7,284,375
Visant Corp., senior note, 10.00%, 10/01/17	United States	7,800,000	7,020,000
			414,361,516
Consumer Staples 0.6%
[c]Albertsons Holdings/Saturn Acquisition, senior note, 144A, 7.75%, 10/15/22	United States	2,754,000	2,960,550
[c]Cott Beverages Inc., senior note, 144A, 5.375%, 7/01/22	United States	2,500,000	2,415,625
[c]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	10,000,000	10,675,000
7.25%, 6/01/21	United States	17,400,000	18,400,500
U.S. Foods Inc., 8.50%, 6/30/19	United States	10,000,000	10,525,000
			44,976,675
Energy 7.7%
[c]American Energy-Woodford LLC/Finance Corp., senior note, 144A, 9.00%, 9/15/22	United States	5,000,000	2,900,000
Antero Resources Corp., senior note, 5.125%, 12/01/22	United States	6,000,000	5,790,000
Antero Resources Corp., senior note, 5.375%, 11/01/21	United States	2,200,000	2,142,250
Arch Coal Inc., senior note,
7.00%, 6/15/19	United States	5,500,000	1,320,000
7.25%, 6/15/21	United States	2,500,000	568,750
Bill Barrett Corp., senior note,
7.625%, 10/01/19	United States	6,630,000	6,265,350
7.00%, 10/15/22	United States	10,000,000	8,743,750
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	10,000,000	7,250,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[c]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	5,500,000	4,846,875
senior note, 144A, 5.50%, 9/15/21	United States	12,500,000	11,203,125
[c]Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 144A,
6.50%, 4/15/21	United States	5,000,000	4,875,000
CGG SA, senior note, 6.50%, 6/01/21	France	11,100,000	8,907,750
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	14,400,000	12,402,000
Chesapeake Energy Corp., senior note, 5.375%, 6/15/21	United States	15,000,000	14,625,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,500,000	1,402,500
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	21,500,000	19,565,000
Denbury Resources Inc.,
senior note, 5.50%, 5/01/22	United States	17,000,000	15,385,000
senior sub. note, 4.625%, 7/15/23	United States	5,000,000	4,312,500
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	23,264,000	15,819,520
[c] senior note, 144A, 6.875%, 3/15/24	United States	37,310,000	13,058,500
[c] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	7,100,000	6,771,625
[c]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	15,000,000	10,725,000
EP Energy LLC/Everest Acquisition Finance Inc., senior note, 9.375%, 5/01/20	United States	10,000,000	10,512,500
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	7,500,000	4,500,000
[c]Gibson Energy Inc., senior note, 144A, 6.75%, 7/15/21	Canada	7,000,000	7,175,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	25,000,000	17,750,000
8.875%, 5/15/21	United States	5,500,000	3,863,750
9.25%, 2/15/22	United States	5,800,000	4,031,000
[c]Hercules Offshore Inc., senior note, 144A, 10.25%, 4/01/19	United States	3,000,000	952,500
Kinder Morgan Inc.,
senior note, MTN, 7.75%, 1/15/32	United States	22,000,000	27,215,628
[c] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	9,800,000	10,794,572
[c] senior secured note, 144A, 5.00%, 2/15/21	United States	700,000	749,103
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000	4,228,125
6.25%, 11/01/19	United States	7,500,000	5,962,500
8.625%, 4/15/20	United States	20,000,000	17,200,000
Magnum Hunter Resources Corp., senior note, 9.75%, 5/15/20	United States	5,000,000	4,475,000
Midstates Petroleum Co. Inc./LLC, senior note, 10.75%, 10/01/20	United States	5,000,000	2,725,000
[c]NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	5,250,000	5,223,750
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., senior
note, 6.50%, 4/01/19	United States	11,500,000	8,596,250
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	7,500,000	4,359,375
Offshore Group Investment Ltd., senior secured note, first lien, 7.50%, 11/01/19	United States	6,500,000	3,721,250
Peabody Energy Corp.,
[c] second lien, 144A, 10.00%, 3/15/22	United States	15,000,000	13,350,000
senior note, 6.25%, 11/15/21	United States	15,000,000	9,281,250
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	9,300,000	8,695,500
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.875%,
3/01/22	United States	3,900,000	4,251,000
Rex Energy Corp., senior note, 8.875%, 12/01/20	United States	5,000,000	3,925,000
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	11,831,000	11,594,380
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	15,100,000	15,251,000
senior secured note, first lien, 5.75%, 5/15/24	United States	9,900,000	9,999,000
[c] senior secured note, first lien, 144A, 5.625%, 3/01/25	United States	15,000,000	14,868,750
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	10,000,000	10,400,000
senior secured note, 7.50%, 11/30/16	United States	10,000,000	10,675,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	10,000,000	9,700,000
6.125%, 1/15/23	United States	13,000,000	11,748,750
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	20,000,000	13,150,000
7.50%, 3/15/21	United States	15,000,000	9,375,000
8.125%, 10/15/22	United States	10,000,000	6,185,000
7.50%, 2/15/23	United States	6,600,000	4,092,000
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	20,000,000	18,200,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,500,000	25,312,500
			532,968,928
Financials 3.8%
[f]Bank of America Corp., junior sub. bond,
AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	8,000,000	8,120,000
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000	5,418,750
[f]Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	10,000,000	9,725,000
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	4,500,000	4,561,875
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	16,800,000	17,199,000
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	25,000,000	25,312,500
junior sub. note, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	12,500,000	12,656,250
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	10,000,000	11,075,000
[f]JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,256,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	9,874,500
junior sub. note, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	85,000,000	91,906,250
Morgan Stanley,
[f] junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	7,300,000	7,391,250
senior note, 5.50%, 1/26/20	United States	15,000,000	17,100,465
Nationstar Mortgage LLC/Nationstar Capital Corp., senior note, 9.625%, 5/01/19	United States	4,400,000	4,719,000
Navient Corp., senior note, 6.125%, 3/25/24	United States	5,000,000	4,812,500
[c]OneMain Financial Holdings Inc., senior note, 144A,
6.75%, 12/15/19	United States	10,000,000	10,350,000
7.25%, 12/15/21	United States	5,000,000	5,200,000
[f]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	8,000,000	7,820,000
[f]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	7,900,000	8,245,625
			264,743,965
Health Care 2.4%
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	6,400,000	6,840,000
senior secured note, 5.125%, 8/01/21	United States	2,600,000	2,691,000
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	5,000,000	5,118,750
HCA Inc.,
senior note, 7.50%, 2/15/22	United States	25,000,000	29,218,750
senior note, 5.875%, 5/01/23	United States	7,500,000	8,118,750
senior secured bond, first lien, 5.25%, 4/15/25	United States	5,000,000	5,406,250
senior secured note, 6.50%, 2/15/20	United States	16,500,000	18,620,250
senior secured note, first lien, 5.00%, 3/15/24	United States	10,400,000	11,063,000
[c,d]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	10,200,000	10,455,000
Tenet Healthcare Corp., senior note,
8.00%, 8/01/20	United States	10,426,000	10,973,365
8.125%, 4/01/22	United States	22,500,000	24,862,500
[c] 144A, 5.00%, 3/01/19	United States	3,400,000	3,383,000
[c]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	Canada	9,400,000	9,764,250
senior note, 144A, 7.50%, 7/15/21	Canada	7,700,000	8,356,887
senior note, 144A, 5.875%, 5/15/23	Canada	12,500,000	12,843,750
			167,715,502
Industrials 1.5%
[c]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	12,900,000	13,053,187
[c]Abengoa Greenfield SA, senior note, 144A, 6.50%, 10/01/19	Spain	5,000,000	4,668,750
[c]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	5,000,000	4,103,125
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	9,900,000	9,831,938
[c]Bombardier Inc., senior bond, 144A,
6.125%, 1/15/23	Canada	7,500,000	7,125,000
7.50%, 3/15/25	Canada	11,000,000	10,883,125
[c]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	12,691,882	11,549,613
Hertz Corp., senior note, 6.75%, 4/15/19	United States	9,500,000	9,856,250
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	16,300,000	15,912,875
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	5,800,000	5,655,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	2,700,000		2,727,000
senior sub. note, 6.00%, 7/15/22	United States	2,700,000		2,710,125
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	8,800,000		9,464,840
				107,540,828
Information Technology 4.2%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	16,500,000		15,180,000
[c,d]Boxer Parent Co. Inc., senior note, 144A, PIK, 9.00%, 10/15/19	United States	10,000,000		8,300,000
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	4,495,000		4,686,038
[c,d]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	11,200,000		11,536,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	80,000,000		95,000,000
[c] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	45,000,000		48,712,500
[c,d] senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	33,188,000		35,884,525
Freescale Semiconductor Inc., senior note, 10.75%, 8/01/20	United States	46,870,000		51,088,300
Infor (U.S.) Inc., senior note, 9.375%, 4/01/19	United States	4,100,000		4,402,375
NCR Corp., senior note,
5.00%, 7/15/22	United States	5,000,000		5,075,000
6.375%, 12/15/23	United States	7,000,000		7,490,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	7,500,000		7,987,500
				295,342,238
Materials 2.3%
AngloGold Ashanti Holdings PLC, senior note, 8.50%, 7/30/20	South Africa	6,000,000		6,472,500
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	2,800,000		2,821,000
6.75%, 1/31/21	Luxembourg	3,000,000		3,035,625
[c]Cemex Finance LLC, senior secured note,
144A, 9.375%, 10/12/22	Mexico	7,100,000		8,094,000
first lien, 144A, 6.00%, 4/01/24	Mexico	14,700,000		14,718,375
[c]Cemex SAB de CV, senior secured note, 144A, 9.50%, 6/15/18	Mexico	12,000,000		13,402,500
[c]Consolidated Minerals Ltd., senior secured note, 144A, 8.00%, 5/15/20	Jersey Islands	5,000,000		3,518,750
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,300,000		2,139,000
7.00%, 2/15/21	Canada	2,300,000		2,144,750
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
[e] 6.875%, 2/01/18	Australia	5,288,889		5,216,167
8.25%, 11/01/19	Australia	15,000,000		12,731,250
HudBay Minerals Inc., senior note, 9.50%, 10/01/20	Canada	10,000,000		10,450,000
[c]Ineos Finance PLC, senior secured note, 144A, 8.375%, 2/15/19	Switzerland	5,100,000		5,420,331
[c]Ineos Group Holdings SA, senior note, 144A, 5.75%, 2/15/19	Switzerland	3,400,000	EUR	3,692,752
[c]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	9,400,000	EUR	10,320,513
[c]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	3,000,000		3,150,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	14,200,000		14,714,750
senior note, 9.00%, 4/15/19	United States	5,000,000		5,262,500
senior note, 9.875%, 8/15/19	United States	16,800,000		18,081,000
senior note, 8.25%, 2/15/21	United States	5,200,000		5,590,000
senior secured note, 6.875%, 2/15/21	United States	10,000,000		10,575,000
				161,550,763
Telecommunication Services 3.9%
CenturyLink Inc., senior bond, 6.75%, 12/01/23	United States	1,700,000		1,878,500
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	12,900,000		14,544,750
9.25%, 7/01/21	United States	7,400,000		8,611,750
7.125%, 1/15/23	United States	8,300,000		8,528,250
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	13,400,000		12,654,625
Sprint Communications Inc.,
11.50%, 11/15/21	United States	30,000,000		36,375,000
senior note, 9.125%, 3/01/17	United States	13,300,000		14,563,500
senior note, 7.00%, 8/15/20	United States	7,500,000		7,654,688
[c] senior note, 144A, 9.00%, 11/15/18	United States	20,000,000		23,000,000
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	37,500,000		38,437,500
senior bond, 7.125%, 6/15/24	United States	8,200,000		8,077,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
senior note, 7.625%, 2/15/25	United States	15,000,000	15,018,750
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	15,000,000	15,787,500
senior note, 6.542%, 4/28/20	United States	11,200,000	11,830,000
senior note, 6.633%, 4/28/21	United States	5,000,000	5,256,250
senior note, 6.731%, 4/28/22	United States	5,000,000	5,281,250
[c]Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	7,500,000	7,893,750
Verizon Communications Inc.,
senior bond, 6.55%, 9/15/43	United States	7,300,000	9,492,810
senior note, 5.15%, 9/15/23	United States	6,900,000	7,916,246
[c]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	15,000,000	15,628,125
			268,430,244
Utilities 1.5%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	10,000,000	10,112,500
senior note, 5.375%, 1/15/23	United States	14,500,000	14,572,500
[c] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	3,936,000	4,369,747
[c]Dynegy Finance I Inc./Dynegy Finance II Inc., senior note, 144A,
6.75%, 11/01/19	United States	25,000,000	25,906,250
7.375%, 11/01/22	United States	18,300,000	19,306,500
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	24,312,500
[c]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	6,600,000	6,897,000
			105,476,997
Total Corporate Bonds (Cost $2,343,928,931)			2,363,107,656
[g]Senior Floating Rate Interests 2.1%
Consumer Discretionary 0.9%
iHeartCommunications Inc.,
Tranche D Term Loan, 6.928%, 1/30/19	United States	50,864,664	48,499,457
Tranche E Term Loan, 7.678%, 7/30/19	United States	13,142,769	12,705,771
			61,205,228
Consumer Staples 0.2%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	14,737,500	14,757,234
Energy 0.3%
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	14,849,246	11,374,523
Fieldwood Energy LLC, Second Lien Loans, 8.375%, 9/30/20	United States	10,000,000	7,359,380
			18,733,903
Industrials 0.3%
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	5,418,719	5,083,436
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	5,657,143	5,307,107
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	975,369	915,018
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	7,802,956	7,320,148
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	6,081,022	6,117,763
			24,743,472
Information Technology 0.4%
First Data Corp., 2018 New Dollar Term Loan, 3.674%, 3/24/18	United States	22,436,455	22,452,811
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	7,469,520	7,513,874
			29,966,685
Total Senior Floating Rate Interests (Cost $154,266,896)			149,406,522
		Shares
Escrows and Litigation Trusts 0.0%†
Consumer Discretionary 0.0%†
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	14,000
[a,h]SuperMedia Inc., Litigation Trust	United States	3,472,135	—
Total Escrows and Litigation Trusts (Cost $101,664)			14,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $5,798,358,148)			6,345,426,755
		Principal Amount*

Short Term Investments 7.9%
U.S. Government and Agency Securities 7.5%
[i]FHLB,
4/01/15	United States	79,985,000	79,985,000
4/08/15	United States	192,500,000	192,498,845
4/06/15 - 4/10/15	United States	62,502,999	62,502,707
[i]FHLMC,
4/01/15	United States	175,000,000	175,000,000
4/06/15	United States	4,000,000	3,999,984
[i]FNMA, 4/01/15	United States	9,000,000	9,000,000
Total U.S. Government and Agency Securities (Cost $522,985,444)			522,986,536
Total Investments before Money Market Funds and Repurchase Agreements (Cost $6,321,343,592)			6,868,413,291
Repurchase Agreements (Cost $22,404,613) 0.3%
[j]Joint Repurchase Agreement, 0.091%, 4/01/15 (Maturity Value $22,404,669)		22,404,613	22,404,613
BNP Paribas Securities Corp. (Maturity Value $3,133,517)
HSBC Securities (USA) Inc. (Maturity Value $13,160,727)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $6,110,425)
Collateralized by U.S. Government Agency Securities, 0.146% - 0.214%, 8/26/16
- 9/12/17; and U.S. Treasury Notes 1.50% - 2.75%, 2/28/18 - 11/15/21 (valued at
$22,859,841)
		Shares
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds (Cost $1,250,000) 0.1%
[a,k]Institutional Fiduciary Trust Money Market Portfolio	United States	1,250,000	1,250,000
		Principal Amount*
Repurchase Agreements 0.0%†
[j]Joint Repurchase Agreement, 0.12%, 4/01/15 (Maturity Value $578,900)	United States	578,898	578,898
BNP Paribas Securities Corp.
Collateralized by U.S. Government and Agency Securities, 0.000% - 6.09%, 4/17/15 -
7/15/37; U.S. Government and Agency Strips, 5/25/27; and [i]U.S. Government and
Agency Discount Notes, 5/15/15 (valued at $590,477)
[j]Joint Repurchase Agreement, 0.12%, 4/01/15 (Maturity Value $608,565)	United States	608,563	608,563
Citigroup Global Markets Inc.
Collateralized by U.S. Treasury Bonds, 3.125% - 6.875%, 8/15/25 - 8/15/44; U.S.
Treasury Notes, 0.088% - 4.125%, 5/15/15 - 2/15/21; [i]U.S. Treasury Bill, 6/25/15;
and U.S. Treasury Strips, 2/15/20 - 11/15/38 (valued at $620,734)
Total Repurchase Agreements (Cost $1,187,461)			1,187,461
Total Investments from Cash Collateral Received for Loaned Securities (Cost $2,437,461)			2,437,461
Total Investments (Cost $6,346,185,666) 99.0%			6,893,255,365

Other Assets, less Liabilities 1.0%			70,445,910
Net Assets 100.0%			$6,963,701,275

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 6 regarding restricted securities.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $1,022,533,190, representing 14.68% of net assets.
d Income may be received in additional securities and/or cash.
e A portion or all of the security is on loan at March 31, 2015.
f Perpetual security with no stated maturity date.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
g The coupon rate shown represents the rate at period end.
h Security has been deemed illiquid because it may not be able to be sold within seven days.
i The security is traded on a discount basis with no stated coupon rate.
j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.
k Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Currency

EUR - Euro

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Large Cap Growth VIP Fund	Shares	Value
Common Stocks 99.6%
Consumer Discretionary 18.0%
[a]Amazon.com Inc.	19,090	$7,103,389
[a]Buffalo Wild Wings Inc.	10,494	1,901,933
[a]Chipotle Mexican Grill Inc.	5,689	3,700,922
[a]DISH Network Corp., A	26,448	1,852,947
Hanesbrands Inc.	70,788	2,372,106
Harman International Industries Inc.	28,742	3,840,793
Las Vegas Sands Corp.	45,765	2,518,906
Lowe's Cos. Inc.	48,807	3,630,753
[a]Michael Kors Holdings Ltd.	25,146	1,653,349
NIKE Inc., B	43,295	4,343,787
[a]The Priceline Group Inc.	4,739	5,516,907
Starbucks Corp.	63,045	5,970,361
[a]Under Armour Inc., A	60,972	4,923,489
The Walt Disney Co.	70,320	7,375,865
		56,705,507
Consumer Staples 3.6%
[a]Boston Beer Inc., A	6,906	1,846,664
[a]Constellation Brands Inc., A	21,085	2,450,288
Mead Johnson Nutrition Co., A	30,758	3,092,102
[a]Monster Beverage Corp.	28,699	3,971,798
		11,360,852
Energy 3.0%
Anadarko Petroleum Corp.	59,622	4,937,298
[a]Diamondback Energy Inc.	39,093	3,003,906
Schlumberger Ltd.	18,827	1,570,925
		9,512,129
Financials 6.5%
[a]Affiliated Managers Group Inc.	15,224	3,269,811
American Tower Corp.	30,942	2,913,189
BlackRock Inc.	6,690	2,447,470
[a]CBRE Group Inc.	114,305	4,424,747
The Charles Schwab Corp.	136,428	4,152,868
[a]Signature Bank	25,916	3,358,195
		20,566,280
Health Care 27.5%
[a]Actavis PLC	50,350	14,985,167
[a]Alnylam Pharmaceuticals Inc.	12,675	1,323,524
[a]Biogen Inc.	19,068	8,051,272
[a]Celgene Corp.	102,607	11,828,535
[a]Celldex Therapeutics Inc.	75,950	2,116,726
[a]Envision Healthcare Holdings Inc.	85,698	3,286,518
[a]Gilead Sciences Inc.	64,449	6,324,380
[a]HMS Holdings Corp.	143,929	2,223,703
[a]Illumina Inc.	27,253	5,059,247
[a]Impax Laboratories Inc.	39,522	1,852,396
[a]Incyte Corp.	32,566	2,985,000
[a]Jazz Pharmaceuticals PLC	18,696	3,230,482
[a]Karyopharm Therapeutics Inc.	51,452	1,574,946
[a]Medivation Inc.	36,474	4,707,699
Perrigo Co. PLC	27,531	4,557,757
[a]Puma Biotechnology Inc.	8,908	2,103,268
[a]Sagent Pharmaceuticals Inc.	50,804	1,181,193
[a]Valeant Pharmaceuticals International Inc. (Canada)	33,658	6,685,152
VWR Corp.	95,526	2,482,721
		86,559,686
Industrials 8.1%
Allegiant Travel Co.	13,379	2,572,648

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
American Airlines Group Inc.	91,840	4,847,315
[a]DigitalGlobe Inc.	67,292	2,292,638
Flowserve Corp.	66,851	3,776,413
Hexcel Corp.	42,434	2,181,956
[a]IHS Inc., A	28,246	3,213,265
Kansas City Southern	31,383	3,203,577
Precision Castparts Corp.	7,489	1,572,690
Union Pacific Corp.	15,783	1,709,457
		25,369,959
Information Technology 26.8%
[a]Adobe Systems Inc.	42,362	3,132,246
[a]Alibaba Group Holding Ltd., ADR (China)	18,846	1,568,741
Apple Inc.	85,524	10,641,751
Avago Technologies Ltd. (Singapore)	41,240	5,236,655
[a]BroadSoft Inc.	70,705	2,365,789
[a]Electronic Arts Inc.	42,250	2,484,934
[a]Facebook Inc., A	118,474	9,740,340
[a]Google Inc., A	8,105	4,495,843
[a]Google Inc., C	6,977	3,823,396
[a]LinkedIn Corp., A	9,696	2,422,643
MasterCard Inc., A	125,512	10,842,982
Microsoft Corp.	90,984	3,698,955
Mobileye NV	32,579	1,369,295
[a]NetSuite Inc.	23,829	2,210,378
[a]NXP Semiconductors NV (Netherlands)	50,460	5,064,166
[a]Palo Alto Networks Inc.	23,985	3,503,729
[a]Salesforce.com Inc.	39,450	2,635,655
[a]ServiceNow Inc.	32,261	2,541,522
[a]ViaSat Inc.	37,028	2,207,239
Visa Inc., A	70,528	4,613,236
		84,599,495
Materials 2.8%
Axalta Coating Systems Ltd.	39,089	1,079,638
Ecolab Inc.	21,872	2,501,720
LyondellBasell Industries NV, A	36,704	3,222,611
Martin Marietta Materials Inc.	14,594	2,040,241
		8,844,210
Telecommunication Services 3.3%
[a]SBA Communications Corp.	90,054	10,545,323

Total Common Stocks (Cost $229,617,215)		314,063,441
	Principal Amount

Short Term Investments (Cost $4,911,333) 1.6%
Repurchase Agreements (Cost $4,911,333) 1.6%
[b]Joint Repurchase Agreement, 0.091%, 4/01/15 (Maturity Value $4,911,346)	$4,911,333	4,911,333
BNP Paribas Securities Corp. (Maturity Value $686,901)
HSBC Securities (USA) Inc. (Maturity Value $2,884,974)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,339,471)
Collateralized by U.S. Government Agency Securities, 0.146% - 0.214%, 8/26/16 -
9/12/17; and U.S. Treasury Notes, 1.50% - 2.75%, 2/28/18 - 11/15/21 (valued at
$5,011,124).

Total Investments (Cost $234,528,548) 101.2%		318,974,774

Other Assets, less Liabilities (1.2)%		(3,676,728)
Net Assets 100.0%		$315,298,046

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
a Non-income producing.
b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2015 (unaudited)

Franklin Managed Volatility Global Allocation VIP Fund	Country	Shares/Units	Value
Common Stocks 4.3%
Automobiles & Components 0.7%
Astra International Tbk PT	Indonesia	74,000	$48,531
Brilliance China Automotive Holdings Ltd.	China	52,000	99,806
			148,337
Banks 0.6%
Akbank TAS	Turkey	2,000	5,889
Bank Danamon Indonesia Tbk PT	Indonesia	14,000	5,488
China Construction Bank Corp., H	China	20,000	16,588
ICICI Bank Ltd., ADR	India	7,500	77,700
Industrial and Commercial Bank of China Ltd., H	China	20,000	14,730
Kasikornbank PCL, fgn.	Thailand	1,700	12,012
[a]National Bank of Greece SA	Greece	1,940	2,295
			134,702
Capital Goods 0.1%
Hyundai Development Co.	South Korea	220	11,309
Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont SA	Switzerland	79	6,366
Fila Korea Ltd.	South Korea	480	46,750
LF Corp.	South Korea	1,087	31,075
			84,191
Consumer Services 0.1%
Bloomberry Resorts Corp.	Philippines	35,300	8,245
[a]Melco Crown Philippines Resorts Corp.	Philippines	8,200	1,681
MGM China Holdings Ltd.	Hong Kong	1,200	2,269
			12,195
Diversified Financials 0.0%†
Ayala Corp.	Philippines	380	6,759
Energy 0.2%
China Petroleum and Chemical Corp., H	China	22,000	17,509
PetroChina Co. Ltd., H	China	10,000	11,054
PTT Exploration and Production PCL, fgn.	Thailand	1,700	5,693
SK Innovation Co. Ltd.	South Korea	127	10,926
Yanzhou Coal Mining Co. Ltd., H	China	8,000	6,852
			52,034
Food & Staples Retailing 0.0%†
Bizim Toptan Satis Magazalari AS	Turkey	1,196	7,044
Food, Beverage & Tobacco 0.5%
Eastern Tobacco	Egypt	2,100	57,798
Pinar Sut Mamulleri Sanayii AS	Turkey	1,051	9,750
Thai Beverage PCL, fgn.	Thailand	61,000	34,008
			101,556
Household & Personal Products 0.1%
Avon Products Inc.	United States	2,927	23,387
Insurance 0.1%
China Life Insurance Co. Ltd., H	China	5,000	21,863
Materials 0.1%
[a]Aluminum Corp. of China Ltd., H	China	12,000	5,913
Compania de Minas Buenaventura SA, ADR	Peru	1,200	12,156
Kumba Iron Ore Ltd.	South Africa	47	605
Semen Indonesia (Persero) Tbk PT	Indonesia	6,500	6,786
			25,460
Media 0.1%
Naspers Ltd., N	South Africa	100	15,426
Real Estate 0.1%
Land and Houses PCL	Thailand	42,400	12,700

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2015 (unaudited) (continued)
Retailing 0.0%†
Cia Hering	Brazil	100			514
Truworths International Ltd.	South Africa	289			2,104
					2,618
Semiconductors & Semiconductor Equipment 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7,000			32,589
Software & Services 0.5%
Travelsky Technology Ltd., H	China	90,000			103,784
Telecommunication Services 0.2%
China Unicom (Hong Kong) Ltd.	China	12,000			18,265
MTN Group Ltd.	South Africa	898			15,186
					33,451
Transportation 0.3%
[a]China Shipping Development Co. Ltd., H	China	12,000			8,807
COSCO Pacific Ltd.	China	44,942			58,898
					67,705
Total Common Stocks (Cost $808,178)					897,110
[b]Exchange Traded Funds 52.6%
Domestic Equity 30.2%
iShares MSCI USA Minimum Volatility ETF	United States	150,945			6,227,991
Foreign Equity 22.4%
iShares MSCI EAFE Minimum Volatility ETF	United States	70,003			4,612,497
Total Exchange Traded Funds (Cost $9,196,844)					10,840,488
[c]Exchange Traded Notes (Cost $927,123) 3.2%
Energy 3.2%
[a,d,e]iPath Bloomberg Commodity Index Total Return ETN, 6/12/36	United States	23,800			659,974

Preferred Stocks 0.3%
Banks 0.2%
Banco Bradesco SA, ADR, pfd.	Brazil	4,200			38,976
Energy 0.0%†
Petroleo Brasileiro SA, ADR, pfd.	Brazil	1,440			8,770
Materials 0.1%
Vale SA, ADR, pfd., A	Brazil	3,500			16,975
Total Preferred Stocks (Cost $145,073)					64,721
		Principal Amount*
Foreign Government and Agency Securities 23.3%
Development Bank of Japan,
1.70%, 9/20/22	Japan	10,000,000		JPY	92,119
senior bond, 2.30%, 3/19/26	Japan	10,000,000		JPY	100,384
Government of Canada, 2.75%, 6/01/22	Canada	160,000		CAD	141,282
[f]Government of Finland, senior bond, Reg S, 4.375%, 7/04/19	Finland	350,000		EUR	447,646
Government of France,
2.25%, 5/25/24	France	150,000		EUR	188,639
1.75%, 11/25/24	France	200,000		EUR	242,094
Government of Germany, 1.50%, 2/15/23	Germany	185,000		EUR	222,004
Government of Ireland, 5.50%, 10/18/17	Ireland	150,000		EUR	184,090
Government of Japan, senior bond,
0.40%, 6/20/16	Japan	35,000,000		JPY	293,121
1.20%, 6/20/21	Japan	30,000,000		JPY	266,255
1.90%, 6/20/31	Japan	15,000,000		JPY	144,851
34, 2.20%, 3/20/41	Japan	15,000,000		JPY	149,804
Government of Mexico, 8.00%, 12/07/23	Mexico	15,000	[g]	MXN	112,448
Government of Poland,
3.25%, 7/25/25	Poland	360,000		PLN	103,154
5.75%, 4/25/29	Poland	250,000		PLN	91,473
Government of Spain, senior bond, 4.00%, 4/30/20	Spain	250,000		EUR	314,653
[f]Government of the Netherlands, Reg S, 1.75%, 7/15/23	Netherlands	300,000		EUR	363,592
Italy Treasury Bond,
[f]Reg S, 3.50%, 3/01/30	Italy	150,000		EUR	201,862

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2015 (unaudited) (continued)
senior bond, 4.25%, 9/01/19	Italy	150,000	EUR	187,851
[f]senior bond, Reg S, 5.00%, 8/01/34	Italy	150,000	EUR	243,121
[f]Queensland Treasury Corp.,
senior bond, Reg S, 5.75%, 7/22/24	Australia	150,000	AUD	141,888
senior note, Reg S, 6.00%, 7/21/22	Australia	150,000	AUD	140,139
[f]U.K. Treasury Note, Reg S, 4.00%, 3/07/22	United Kingdom	250,000	GBP	436,867
Total Foreign Government and Agency Securities (Cost $5,506,832)				4,809,337
U.S. Government and Agency Securities 9.7%
U.S. Treasury Bond, 4.25%, 5/15/39	United States	200,000		264,328
U.S. Treasury Note,
4.625%, 11/15/16	United States	500,000		533,867
4.00%, 8/15/18	United States	450,000		495,105
2.00%, 11/15/21	United States	400,000		408,281
1.75%, 5/15/22	United States	300,000		300,797
Total U.S. Government and Agency Securities (Cost $1,998,020)				2,002,378
Total Investments before Short Term Investments (Cost $18,582,070)				19,274,008
		Shares
Short Term Investments (Cost $1,124,015) 5.5%
Money Market Funds 5.5%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	1,124,015		1,124,015
Total Investments (Cost $19,706,085) 98.9%				20,398,023
Other Assets, less Liabilities 1.1%				229,853
Net Assets 100.0%				$20,627,876

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 9 regarding exchange traded funds.
c See Note 10 regarding exchange traded notes.
d The security is owned by MVGAF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 12.
e Security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
f Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2015, the aggregate value of these securities was $1,975,115, representing 9.57% of consolidated net assets.
g Principal amount is stated in 100 Mexican Peso Units.
h Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Australian Dollar	BZWS	Sell	330,000	$258,057	4/23/15	$6,983	$-
British Pound	BZWS	Sell	295,000	436,627	4/23/15	991	(1,838)
Euro	BZWS	Sell	950,000	1,058,519	4/23/15	36,613	-
Malaysian Ringgit	BZWS	Buy	500,000	134,924	4/23/15	-	(225)
Malaysian Ringgit	BZWS	Sell	500,000	136,295	4/23/15	1,597	-
Polish Zloty	BZWS	Sell	350,000	93,197	4/23/15	933	-
Unrealized appreciation (depreciation)						47,117	(2,063)
Net unrealized appreciation (depreciation)						$45,054

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments, March 31, 2015 (unaudited) (continued)

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
PLN - Polish Zloty

Selected Portfolio

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Mutual Global Discovery VIP Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 89.2%
Aerospace & Defense 0.7%
B/E Aerospace Inc.	United States	65,840	$4,188,741
[a]KLX Inc.	United States	32,920	1,268,737
			5,457,478
Auto Components 0.9%
Cie Generale des Etablissements Michelin, B	France	30,800	3,067,315
[a,b]International Automotive Components Group Brazil LLC	Brazil	424,073	24,035
[a,b,c] International Automotive Components Group North America LLC	United States	4,052,916	3,715,438
			6,806,788
Automobiles 1.5%
General Motors Co.	United States	214,110	8,029,125
Hyundai Motor Co.	South Korea	20,953	3,183,944
			11,213,069
Banks 17.6%
Barclays PLC	United Kingdom	2,052,511	7,385,434
BNP Paribas SA	France	117,870	7,170,333
[a]Capital Bank Financial Corp., A	United States	78,494	2,167,219
[a,d]Capital Bank Financial Corp., B, 144A, non-voting	United States	269,922	7,452,546
CIT Group Inc.	United States	141,642	6,390,887
Citigroup Inc.	United States	229,050	11,800,656
Citizens Financial Group Inc.	United States	249,552	6,021,690
[a]Commerzbank AG	Germany	598,393	8,268,743
HSBC Holdings PLC	United Kingdom	586,355	4,991,973
Industrial and Commercial Bank of China Ltd., H	China	9,380,679	6,909,080
[a]ING Groep NV, IDR	Netherlands	756,040	11,093,489
JPMorgan Chase & Co.	United States	131,280	7,952,942
KB Financial Group Inc.	South Korea	84,923	3,009,797
PNC Financial Services Group Inc.	United States	112,821	10,519,430
[a]Seacoast Banking Corp. of Florida	United States	398,000	5,679,460
Societe Generale SA	France	118,614	5,735,994
SunTrust Banks Inc.	United States	111,578	4,584,740
Wells Fargo & Co.	United States	307,140	16,708,416
			133,842,829
Beverages 1.1%
PepsiCo Inc.	United States	90,367	8,640,893

Capital Markets 1.0%
Credit Suisse Group AG	Switzerland	128,334	3,457,635
UBS Group AG	Switzerland	220,850	4,163,808
			7,621,443
Communications Equipment 1.3%
Cisco Systems Inc.	United States	359,180	9,886,429

Consumer Finance 0.4%
[a]Ally Financial Inc.	United States	151,600	3,180,568

Diversified Consumer Services 0.1%
Cengage Learning Holdings II LP	United States	22,762	512,145

Diversified Telecommunication Services 0.0%
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—

Energy Equipment & Services 1.4%
Baker Hughes Inc.	United States	141,757	9,012,910
[g]Transocean Ltd.	United States	91,852	1,347,469
			10,360,379
Food & Staples Retailing 3.5%
CVS Health Corp.	United States	46,236	4,772,017

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Empire Co. Ltd., A	Canada	72,193	5,034,242
Metro AG	Germany	226,924	7,709,898
Walgreens Boots Alliance Inc.	United States	102,904	8,713,911
			26,230,068
Health Care Equipment & Supplies 2.5%
Medtronic PLC	United States	146,350	11,413,836
Stryker Corp.	United States	83,662	7,717,820
			19,131,656
Health Care Providers & Services 0.9%
Cigna Corp.	United States	53,636	6,942,644

Hotels, Restaurants & Leisure 2.0%
Accor SA	France	233,913	12,219,733
Sands China Ltd.	Hong Kong	648,800	2,690,553
			14,910,286
Independent Power & Renewable Electricity Producers 1.0%
NRG Energy Inc.	United States	299,277	7,538,788

Industrial Conglomerates 1.9%
Jardine Strategic Holdings Ltd.	Hong Kong	371,698	13,009,430
Koninklijke Philips NV	Netherlands	51,504	1,463,544
			14,472,974
Insurance 8.6%
ACE Ltd.	United States	112,290	12,519,212
[a]Alleghany Corp.	United States	2,730	1,329,510
The Allstate Corp.	United States	104,847	7,461,961
American International Group Inc.	United States	243,553	13,344,269
China Pacific Insurance (Group) Co. Ltd., H	China	845,908	4,009,870
E-L Financial Corp. Ltd.	Canada	5,378	2,802,811
MetLife Inc.	United States	100,526	5,081,589
[a]NN Group NV	Netherlands	191,163	5,422,861
PartnerRe Ltd.	United States	48,733	5,571,644
PICC Property and Casualty Co. Ltd., H	China	180,838	356,887
XL Group PLC	Ireland	205,986	7,580,285
			65,480,899
IT Services 1.0%
Xerox Corp.	United States	612,817	7,874,698

Machinery 0.5%
Caterpillar Inc.	United States	43,211	3,458,176

Marine 1.8%
A.P. Moeller-Maersk AS, B	Denmark	6,595	13,802,374

Media 5.8%
CBS Corp., B	United States	91,632	5,555,648
Comcast Corp., Special A	United States	48,623	2,726,049
[a]DIRECTV	United States	111,180	9,461,418
Reed Elsevier PLC	United Kingdom	229,978	3,953,388
Time Warner Cable Inc.	United States	62,129	9,311,895
Time Warner Inc.	United States	66,132	5,584,186
Tribune Media Co., B	United States	26,867	1,643,051
Tribune Publishing Co.	United States	17,670	342,798
Twenty-First Century Fox Inc., B	United States	170,160	5,594,861
			44,173,294
Metals & Mining 1.9%
Anglo American PLC	United Kingdom	145,724	2,187,315
Freeport-McMoRan Inc., B	United States	186,260	3,529,627
ThyssenKrupp AG	Germany	344,296	9,046,783
			14,763,725
Oil, Gas & Consumable Fuels 7.5%
Anadarko Petroleum Corp.	United States	41,180	3,410,116

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Apache Corp.	United States	149,500	9,019,335
BG Group PLC	United Kingdom	224,778	2,763,809
BP PLC	United Kingdom	1,028,014	6,658,585
China Shenhua Energy Co. Ltd., H	China	2,009,534	5,127,096
CONSOL Energy Inc.	United States	114,311	3,188,134
Marathon Oil Corp.	United States	178,885	4,670,687
Repsol SA	Spain	104,221	1,942,804
Royal Dutch Shell PLC, A	United Kingdom	469,862	14,064,082
Talisman Energy Inc.	Canada	428,960	3,294,413
[a]Whiting Petroleum Corp.	United States	101,406	3,133,445
			57,272,506
Paper & Forest Products 0.0%†
[a]Verso Corp.	United States	36,624	65,923
Personal Products 0.2%
Avon Products Inc.	United States	212,887	1,700,967
Pharmaceuticals 7.5%
Eli Lilly & Co.	United States	130,973	9,515,188
[a]Hospira Inc.	United States	44,053	3,869,616
Merck & Co. Inc.	United States	346,558	19,920,154
Novartis AG, ADR	Switzerland	76,830	7,576,206
Teva Pharmaceutical Industries Ltd., ADR	Israel	257,877	16,065,737
			56,946,901
Real Estate Management & Development 0.4%
Dalian Wanda Commercial Properties Co. Ltd., H	China	482,100	2,984,889
Road & Rail 0.4%
[a]CAR Inc.	China	1,623,080	3,077,564
Semiconductors & Semiconductor Equipment 0.3%
SK Hynix Semiconductor Inc.	South Korea	53,632	2,203,087
Software 4.7%
[a]Check Point Software Technologies Ltd.	Israel	106,122	8,698,820
Microsoft Corp.	United States	452,522	18,397,282
Symantec Corp.	United States	364,800	8,523,552
			35,619,654
Specialty Retail 1.0%
Kingfisher PLC	United Kingdom	1,354,320	7,645,217
Technology Hardware, Storage & Peripherals 3.1%
Apple Inc.	United States	138,547	17,239,403
Hewlett-Packard Co.	United States	190,760	5,944,082
			23,183,485
Tobacco 5.1%
Altria Group Inc.	United States	176,234	8,815,225
British American Tobacco PLC	United Kingdom	220,778	11,423,370
Lorillard Inc.	United States	197,019	12,875,191
Philip Morris International Inc.	United States	75,124	5,659,091
			38,772,877
Wireless Telecommunication Services 1.6%
Vodafone Group PLC	United Kingdom	3,618,505	11,831,478

Total Common Stocks and Other Equity Interests (Cost $512,222,621)			677,606,151
Preferred Stocks 1.7%
Automobiles 0.9%
Volkswagen AG, pfd.	Germany	26,396	7,035,207
Diversified Financial Services 0.8%
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	2,172,000	5,654,557
Total Preferred Stocks (Cost $10,942,485)			12,689,764

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 2.9%
[d]Avaya Inc., senior note, 144A, 10.50%, 3/01/21	United States	609,000	522,217
[h]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	146,520	147,308
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	5,184,000	5,164,560
[h]Tranche D Term Loan, 6.928%, 1/30/19	United States	6,889,154	6,568,808
[h]Tranche E Term Loan, 7.678%, 7/30/19	United States	2,213,881	2,140,269
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	721,155	719,983
[d]NGPL PipeCo LLC,
secured note, 144A, 7.119%, 12/15/17	United States	1,086,000	1,080,570
[g]senior secured note, 144A, 9.625%, 6/01/19	United States	2,369,000	2,361,597
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	1,749,000	1,644,060
Walter Energy Inc.,
[h]B, Term Loan, 7.25%, 4/01/18	United States	1,651,867	1,009,408
[d]first lien, 144A, 9.50%, 10/15/19	United States	966,000	584,430
[d,i] second lien, 144A, PIK, 11.50%, 4/01/20	United States	778,000	75,534
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $22,718,193)			22,018,744
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.1%
[b,j] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595	—
[h,j] Caesars Entertainment Operating Co. Inc., Senior Tranche, first lien, B7, 13.00%,
3/01/17	United States	1,176,090	1,076,122
[h,j] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.662%, 10/10/17	United States	5,912,264	3,551,054
[d,j] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	5,895,000	3,713,850
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $11,703,517)			8,341,026
		Shares
Companies in Liquidation 0.3%
[a]Adelphia Recovery Trust	United States	5,379,562	15,601
[a,e]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	4,293
[a,e,f] Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
[a,k]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	17,348,669	2,450,499
[a,f] NewPage Corp., Litigation Trust	United States	4,854,000	—
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	56,925	—
Total Companies in Liquidation (Cost $3,555,245)			2,470,393
		Principal Amount*
Municipal Bonds (Cost $2,111,787) 0.2%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	2,261,000	1,859,672

Total Investments before Short Term Investments (Cost $563,253,848)			724,985,750
Short Term Investments 1.8%
U.S. Government and Agency Securities 1.6%
[l]FHLB, 4/01/15	United States	1,000,000	1,000,000
[l,m] U.S. Treasury Bills, 4/16/15 - 9/10/15	United States	11,000,000	10,998,365
Total U.S. Government and Agency Securities (Cost $11,997,935)			11,998,365
Total Investments before Money Market Funds and Repurchase Agreements (Cost $575,251,783)			736,984,115
		Shares
Investments from Cash Collateral Received for Loaned Securities 0.2%
Money Market Funds (Cost $ 1,000,000) 0.1%
[a,n]Institutional Fiduciary Trust Money Market Portfolio	United States	1,000,000	1,000,000

		Principal Amount*
Repurchase Agreements 0.1%
[o]Joint Repurchase Agreement, 0.11%, 4/01/15 (Maturity Value $404,552)
BNP Paribas Securities Corp.
Collateralized by U.S. Treasury Notes, 0.375% - 2.75%, 4/15/15 - 4/30/19; and U.S.
Treasury Strips, 8/15/15 - 11/15/23 (valued at $412,642)	United States	404,551	404,551

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
[o]Joint Repurchase Agreement, 0.12%, 4/01/15 (Maturity Value $437,486)
BNP Paribas Securities Corp.
Collateralized by U.S. Government and Agency Securities, 0.000% - 6.09%
4/17/15 - 7/15/37; [l]U.S. Government Agency Discount Notes, 5/01/15; and U.S.
Government Agency Strips, 5/15/27 (valued at $446,235)	United States	437,485	437,485
Total Repurchase Agreements (Cost $842,036)			842,036
Total Investments from Cash Collateral Received for Loaned Securities (Cost $1,842,036)			1,842,036
Total Investments (Cost $577,093,819) 97.2%			738,826,151
Securities Sold Short (0.6)%			(4,719,002)
Other Assets, less Liabilities 3.4%			26,009,086
Net Assets 100.0%			$760,116,235
		Shares
Securities Sold Short (Proceeds $5,054,971) (0.6)%
Common Stocks (0.6)%
Diversified Telecommunication Services (0.6)%
AT&T Inc.	United States	144,533	$(4,719,002)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c At March 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $15,790,744, representing 2.08% of net assets.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2015, the aggregate value of these securities was $-.
g A portion or all of the security is on loan at March 31, 2015.
h The coupon rate shown represents the rate at period end.
i Income may be received in additional securities and/or cash.
j Defaulted security or security for which income has been deemed uncollectible.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l The security is traded on a discount basis with no stated coupon rate.
m Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At March 31, 2015, the aggregate value of these securities and/or cash pledged as collateral was $8,713,900, representing 1.15% of net assets.
n Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
o Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

At March 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	2	$257,875	6/15/15	$-	$(3,095)
EUR/USD	Short	246	33,068,550	6/15/15	6,161	-
GBP/USD	Short	212	19,659,025	6/15/15	321,772	-
Unrealized appreciation (depreciation)					327,933	(3,095)
Net unrealized appreciation (depreciation)					$324,838

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	BOFA	Buy	102,367	$120,660	4/16/15	$-	$(10,556)
Euro	BOFA	Sell	1,853,806	2,334,324	4/16/15	340,395	-
Euro	BONY	Sell	260,030	325,987	4/16/15	46,302	-
Euro	BZWS	Sell	224,315	282,695	4/16/15	41,424	-
Euro	DBAB	Sell	3,217,304	4,057,911	4/16/15	597,423	-
Euro	FBCO	Sell	2,317,230	2,914,338	4/16/15	421,957	-
Euro	HSBC	Sell	817,942	1,031,235	4/16/15	151,467	-
Euro	SCBT	Sell	130,014	162,953	4/16/15	23,112	-
Euro	SSBT	Sell	721,586	911,350	4/16/15	135,222	-
British Pound	BOFA	Sell	121,809	190,277	4/22/15	9,638	-
British Pound	HSBC	Sell	2,791,917	4,488,901	4/22/15	348,563	-
British Pound	SCBT	Sell	2,974,595	4,792,073	4/22/15	380,828	-
Euro	BOFA	Sell	3,706,940	4,626,789	5/18/15	637,940	-
Euro	BONY	Sell	52,730	64,278	5/18/15	7,538	-
Euro	DBAB	Sell	4,342,380	5,408,048	5/18/15	735,434	-
Euro	FBCO	Buy	197,623	233,462	5/18/15	-	(20,810)
Euro	FBCO	Sell	3,823,872	4,773,759	5/18/15	659,085	-
Euro	HSBC	Sell	830,837	1,028,865	5/18/15	134,844	-
Euro	SSBT	Sell	429,704	537,163	5/18/15	74,780	-
British Pound	BOFA	Buy	778,895	1,181,972	5/21/15	-	(27,125)
British Pound	BOFA	Sell	2,235,735	3,498,925	5/21/15	184,059	-
British Pound	BONY	Buy	138,612	208,883	5/21/15	-	(3,367)
British Pound	BZWS	Buy	49,382	74,867	5/21/15	-	(1,649)
British Pound	DBAB	Buy	330,923	491,302	5/21/15	-	(651)
British Pound	FBCO	Buy	116,578	178,878	5/21/15	-	(6,031)
British Pound	FBCO	Sell	1,610,500	2,518,499	5/21/15	130,653	-
British Pound	HSBC	Buy	221,130	345,726	5/21/15	-	(17,862)
British Pound	SSBT	Sell	2,951,169	4,615,628	5/21/15	240,006	-
Euro	BOFA	Sell	1,669,478	1,926,799	7/20/15	128,609	-
Euro	BONY	Sell	69,136	80,304	7/20/15	5,837	-
Euro	BZWS	Sell	205,439	231,046	7/20/15	9,768	-
Euro	DBAB	Sell	2,069,221	2,396,675	7/20/15	167,924	-
Euro	FBCO	Sell	1,810,153	2,083,407	7/20/15	133,697	-
Euro	HSBC	Sell	2,333,282	2,709,123	7/20/15	195,953	-
Euro	SSBT	Sell	1,935,624	2,260,496	7/20/15	175,641	-
British Pound	BOFA	Sell	2,804,423	4,239,264	7/21/15	82,814	-
British Pound	HSBC	Sell	2,629,277	3,981,081	7/21/15	84,216	-
South Korean Won	BOFA	Buy	95,392,904	85,994	8/12/15	-	(301)
South Korean Won	BOFA	Sell	2,708,964,550	2,437,728	8/12/15	6,472	(2,252)
South Korean Won	FBCO	Sell	2,822,102,507	2,538,864	8/12/15	4,831	(1,109)
South Korean Won	HSBC	Sell	3,840,472,186	3,449,622	8/12/15	5,685	(6,024)
Swiss Franc	BOFA	Buy	192,400	199,067	8/12/15	94	-
Swiss Franc	DBAB	Buy	77,350	84,309	8/12/15	-	(4,241)
Swiss Franc	DBAB	Sell	43,392	46,355	8/12/15	1,438	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
Swiss Franc	FBCO	Buy	50,400	52,376	8/12/15	-	(205)
Swiss Franc	FBCO	Sell	133,250	139,941	8/12/15	3,217	(1,209)
Swiss Franc	SSBT	Sell	2,104,327	2,277,715	8/12/15	103,400	(3,958)
British Pound	BOFA	Buy	2,500,000	3,858,525	8/19/15	-	(153,838)
British Pound	BOFA	Sell	1,943,500	2,974,138	8/19/15	94,114	-
British Pound	FBCO	Sell	1,419,468	2,172,698	8/19/15	69,225	-
British Pound	HSBC	Sell	1,360,450	2,081,489	8/19/15	65,472	-
British Pound	SSBT	Buy	60,000	92,510	8/19/15	-	(3,598)
British Pound	SSBT	Sell	282,898	435,316	8/19/15	16,097	-
Euro	BOFA	Sell	6,601,978	7,476,781	8/31/15	366,582	(5,923)
Euro	DBAB	Sell	1,143,634	1,230,804	8/31/15	10,628	(12,521)
Euro	FBCO	Sell	2,493,841	2,754,270	8/31/15	83,422	(17,206)
Euro	HSBC	Sell	1,124,691	1,217,150	8/31/15	13,256	(8,385)
Euro	SSBT	Sell	579,504	624,702	8/31/15	5,666	(5,599)
Canadian Dollar	BONY	Buy	110,000	86,563	9/18/15	116	-
Canadian Dollar	DBAB	Sell	10,014,899	7,830,992	9/18/15	-	(60,698)
Unrealized appreciation (depreciation)						7,134,844	(375,118)
Net unrealized appreciation (depreciation)						$6,759,726

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BOFA - Bank of America N.A.
BONY - Bank of New York Mellon
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
SCBT - Standard Chartered Bank
SSBT - State Street Bank and Trust Co.

Currency

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
GO - General Obligation
IDR - International Depositary Receipt
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Mutual Shares VIP Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 83.9%
Aerospace & Defense 1.8%
B/E Aerospace Inc.	United States	449,172	$28,576,323
Huntington Ingalls Industries Inc.	United States	366,708	51,394,126
[a]KLX Inc.	United States	224,586	8,655,544
			88,625,993
Auto Components 0.3%
[a,b]International Automotive Components Group Brazil LLC	Brazil	1,730,515	98,079
[a,b,c]International Automotive Components Group North America LLC	United States	15,382,424	14,101,560
			14,199,639
Automobiles 1.4%
General Motors Co.	United States	1,871,900	70,196,250

Banks 10.0%
Barclays PLC	United Kingdom	11,696,170	42,085,665
CIT Group Inc.	United States	857,773	38,702,718
Citigroup Inc.	United States	1,021,609	52,633,296
Citizens Financial Group Inc.	United States	1,660,202	40,060,674
Columbia Banking System Inc.	United States	163,162	4,726,803
[a]FCB Financial Holdings Inc., A	United States	493,723	13,513,198
Guaranty Bancorp	United States	209,583	3,554,528
[a]ING Groep NV, IDR	Netherlands	2,238,146	32,840,653
JPMorgan Chase & Co.	United States	1,079,000	65,365,820
KB Financial Group Inc.	South Korea	677,981	24,028,654
PNC Financial Services Group Inc.	United States	1,022,679	95,354,590
Societe Generale SA	France	214,711	10,383,099
State Bank Financial Corp.	United States	352,200	7,396,200
SunTrust Banks Inc.	United States	929,422	38,189,950
Wells Fargo & Co.	United States	655,860	35,678,784
			504,514,632
Beverages 1.1%
PepsiCo Inc.	United States	589,792	56,395,911

Chemicals 0.0%
[a,d,e]Dow Corning Corp., Contingent Distribution	United States	100,000	—

Communications Equipment 1.4%
Cisco Systems Inc.	United States	2,495,550	68,690,014

Consumer Finance 0.4%
[a]Ally Financial Inc.	United States	1,050,600	22,041,588

Containers & Packaging 1.0%
MeadWestvaco Corp.	United States	1,008,696	50,303,670

Diversified Consumer Services 0.1%
Cengage Learning Holdings II LP	United States	289,744	6,519,240

Diversified Telecommunication Services 0.7%
[a,d,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Koninklijke KPN NV	Netherlands	9,848,740	33,456,471
			33,456,471
Energy Equipment & Services 1.3%
Baker Hughes Inc.	United States	896,262	56,984,338
[f]Transocean Ltd.	United States	709,830	10,413,206
			67,397,544
Food & Staples Retailing 3.2%
CVS Health Corp.	United States	468,093	48,311,878
The Kroger Co.	United States	705,870	54,111,994

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Walgreens Boots Alliance Inc.	United States	690,148	58,441,733
			160,865,605
Health Care Equipment & Supplies 4.0%
Medtronic PLC	United States	1,846,972	144,045,346
Stryker Corp.	United States	616,468	56,869,173
			200,914,519
Health Care Providers & Services 1.1%
Cigna Corp.	United States	442,854	57,323,022

Household Products 0.5%
Energizer Holdings Inc.	United States	196,162	27,080,164

Independent Power & Renewable Electricity Producers 0.7%
NRG Energy Inc.	United States	1,407,314	35,450,240

Insurance 8.7%
ACE Ltd.	United States	585,315	65,256,770
[a]Alleghany Corp.	United States	111,968	54,528,416
The Allstate Corp.	United States	685,830	48,810,521
American International Group Inc.	United States	1,528,976	83,772,595
MetLife Inc.	United States	1,072,353	54,207,444
White Mountains Insurance Group Ltd.	United States	114,635	78,469,950
XL Group PLC	Ireland	1,371,840	50,483,712
			435,529,408
IT Services 1.2%
Xerox Corp.	United States	4,708,324	60,501,963

Machinery 1.6%
Caterpillar Inc.	United States	571,163	45,710,175
CNH Industrial NV (EUR Traded)	United Kingdom	1,150,471	9,427,151
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	1,844,814	15,116,714
Federal Signal Corp.	United States	757,221	11,956,520
			82,210,560
Marine 1.3%
A.P. Moeller-Maersk AS, B	Denmark	31,080	65,045,909

Media 8.5%
CBS Corp., B	United States	1,025,107	62,152,238
Comcast Corp., Special A	United States	278,448	15,611,187
[a]DIRECTV	United States	756,479	64,376,363
Reed Elsevier PLC	United Kingdom	3,957,770	68,035,207
Time Warner Cable Inc.	United States	532,856	79,864,457
Time Warner Inc.	United States	455,598	38,470,695
Tribune Media Co., B	United States	185,976	11,373,362
Tribune Publishing Co.	United States	97,748	1,896,311
Twenty-First Century Fox Inc., B	United States	2,579,369	84,809,653
			426,589,473
Metals & Mining 1.5%
Freeport-McMoRan Inc., B	United States	1,867,696	35,392,839
ThyssenKrupp AG	Germany	1,430,635	37,591,619
			72,984,458
Oil, Gas & Consumable Fuels 6.6%
Anadarko Petroleum Corp.	United States	279,670	23,159,473
Apache Corp.	United States	861,230	51,958,006
BG Group PLC	United Kingdom	1,788,200	21,987,221
BP PLC	United Kingdom	5,137,552	33,276,615
CONSOL Energy Inc.	United States	755,295	21,065,177
Marathon Oil Corp.	United States	1,788,098	46,687,239
Murphy Oil Corp.	United States	502,750	23,428,150
Royal Dutch Shell PLC, A	United Kingdom	2,243,301	67,147,309
Talisman Energy Inc. (CAD Traded)	Canada	202,643	1,553,746
Talisman Energy Inc. (USD Traded)	Canada	2,775,188	21,313,444

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

[a]Whiting Petroleum Corp.	United States	671,647	20,753,892
			332,330,272
Paper & Forest Products 1.3%
International Paper Co.	United States	1,175,666	65,237,706

Personal Products 0.3%
Avon Products Inc.	United States	1,731,264	13,832,799

Pharmaceuticals 8.1%
Eli Lilly & Co.	United States	1,183,284	85,965,583
[a]Hospira Inc.	United States	787,789	69,199,386
Merck & Co. Inc.	United States	2,287,368	131,477,913
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,924,575	119,901,022
			406,543,904
Real Estate Investment Trusts (REITs) 0.4%
Alexander's Inc.	United States	40,126	18,320,729

Real Estate Management & Development 0.1%
[a]Forestar Group Inc.	United States	161,671	2,549,552

Software 4.9%
CA Inc.	United States	1,312,214	42,791,299
Microsoft Corp.	United States	3,231,567	131,379,356
Symantec Corp.	United States	3,067,415	71,670,151
			245,840,806
Technology Hardware, Storage & Peripherals 3.7%
Apple Inc.	United States	848,880	105,626,138
Hewlett-Packard Co.	United States	1,358,167	42,320,484
Samsung Electronics Co. Ltd.	South Korea	28,252	36,714,071
			184,660,693
Tobacco 5.5%
Altria Group Inc.	United States	1,095,958	54,819,819
British American Tobacco PLC	United Kingdom	1,503,207	77,778,084
Imperial Tobacco Group PLC	United Kingdom	1,157,727	50,878,879
Lorillard Inc.	United States	1,113,483	72,766,114
Philip Morris International Inc.	United States	282,010	21,243,813
			277,486,709
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	18,159,884	59,377,635

Total Common Stocks and Other Equity Interests (Cost $3,036,257,278)			4,213,017,078
Preferred Stocks (Cost $35,233,301) 0.7%
Automobiles 0.7%
Volkswagen AG, pfd.	Germany	135,289	36,057,968

		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 4.3%
Avaya Inc.,
[g]senior note, 144A, 10.50%, 3/01/21	United States	18,224,000	15,627,080
[g]senior secured note, 144A, 7.00%, 4/01/19	United States	12,923,000	12,890,692
[h]Tranche B-3 Term Loan, 4.676%, 10/26/17	United States	19,350,352	19,092,760
[h]Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	4,719,203	4,714,942
[h]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	1,820,610	1,830,396
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000	26,349,816
[h]Tranche D Term Loan, 6.928%, 1/30/19	United States	34,746,619	33,130,901
[h]Tranche E Term Loan, 7.678%, 7/30/19	United States	11,168,253	10,796,909
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	26,125,031	26,082,578
NGPL PipeCo LLC,
[g]secured note, 144A, 7.119%, 12/15/17	United States	9,756,000	9,707,220
[f,g]senior secured note, 144A, 9.625%, 6/01/19	United States	14,481,000	14,435,747
[h]Term Loan B, 6.75%, 9/15/17	United States	792,371	759,488
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	16,690,000	4,673,200

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[h]Toys R US-Delaware Inc.,
Filo Term Loan, 8.25%, 10/24/19	United States	2,560,000	2,529,920
[i]Term Loan B4, 9.75%, 4/24/20	United States	21,624,558	20,143,275
Walter Energy Inc.,
[h]B, Term Loan, 7.25%, 4/01/18	United States	11,218,193	6,855,112
[g]first lien, 144A, 9.50%, 10/15/19	United States	6,301,000	3,812,105
[g,j]second lien, 144A, PIK, 11.50%, 4/01/20	United States	5,262,000	510,872
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $216,236,024)			213,943,013
Corporate Notes and Senior Floating Rate Interests in
Reorganization 2.1%
[b,k]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,754	—
[h,k]Caesars Entertainment Operating Co. Inc., Senior Tranche, first lien,
B5B, 6.005%, 3/01/17	United States	3,251,752	2,977,369
B6B, 7.005%, 3/01/17	United States	15,503,483	14,253,515
B7, 13.00%, 3/01/17	United States	9,850,500	9,013,207
[h,k]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.662%,
10/10/17	United States	90,618,405	54,427,680
[g,k]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	39,308,000	24,764,040
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $143,163,473)			105,435,811
		Shares
Companies in Liquidation 0.4%
[a]Adelphia Recovery Trust	United States	29,283,354	84,922
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453	21,706
[a,b,c,l]CB FIM Coinvestors LLC	United States	6,400,507	—
[a,d,e]Century Communications Corp., Contingent Distribution	United States	5,487,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	8,006,950	—
[a,m]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	144,058,799	20,348,305
[a,d,e]Tribune Media Litigation Trust, Contingent Distribution	United States	394,048	—
[a,d,e]Tropicana Litigation Trust, Contingent Distribution	United States	18,305,000	—
Total Companies in Liquidation (Cost $27,470,283)			20,454,933
		Principal Amount*
Municipal Bonds (Cost $14,667,456) 0.2%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	15,709,000	12,920,652

Total Investments before Short Term Investments (Cost $3,473,027,815)			4,601,829,455
Short Term Investments 7.8%
U.S. Government and Agency Securities 7.5%
[n]FHLB, 4/01/15	United States	200,000	200,000
[n,o]U.S. Treasury Bills, 4/02/15 - 9/17/15	United States	378,280,000	378,223,595
Total U.S. Government and Agency Securities (Cost $378,406,307)			378,423,595
Total Investments before Money Market Funds and Repurchase Agreements (Cost $3,851,434,122)			4,980,253,050
		Shares
Investments from Cash Collateral Received for Loaned Securities 0.3%
Money Market Funds (Cost $ 12,250,000) 0.3%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	United States	12,250,000	12,250,000

		Principal Amount*
Repurchase Agreements (Cost $ 780,821) 0.0%†
[q]Joint Repurchase Agreement, 0.11%, 4/01/15 (Maturity Value $780,823)
BNP Paribas Securities Corp.
Collateralized by U.S. Treasury Notes, 0.375% - 2.75%, 4/15/15 - 4/30/19; and U.S.
Treasury Strips, 8/15/15 - 11/15/23 (valued at $796,437)	United States	780,821	780,821

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $13,030,821)			13,030,821
Total Investments (Cost $3,864,464,943) 99.4%			4,993,283,871
Securities Sold Short (0.6)%			(32,108,728)
Other Assets, less Liabilities 1.2%			61,956,431
Net Assets 100.0%			$5,023,131,574
		Shares
Securities Sold Short (Proceeds $34,400,399) (0.6)%
Common Stocks (0.6)%
Diversified Telecommunication Services (0.6)%
AT&T Inc.	United States	983,422	$(32,108,728)

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
[a]	Non-income producing.
[b]	See Note 6 regarding restricted securities.
[c]	At March 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
[d]	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[e]	Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2015, the aggregate value of these securities was $-.
[f]	A portion or all of the security is on loan at March 31, 2015.
[g]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2015, the aggregate value of these securities was $81,747,756, representing 1.63% of net assets.
[h]	The coupon rate shown represents the rate at period end.
[i]	A portion or all of the security purchased on a delayed delivery basis.
[j]	Income may be received in additional securities and/or cash.
[k]	Defaulted security or security for which income has been deemed uncollectible.
[l]	See Note 7 regarding holdings of 5% voting securities.
[m]	Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
[n]	The security is traded on a discount basis with no stated coupon rate.
[o]	Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At March 31, 2015, the value of this security and/or cash pledged as collateral was $48,934,359, representing 0.97% of net assets.
[p]	Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
[q]	Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

At March 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	496	$66,674,800	6/15/15	12,912	-
GBP/USD	Short	1,280	118,696,000	6/15/15	1,941,283	-
Net unrealized appreciation (depreciation)					$1,954,195

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	BOFA	Sell	1,818,249	$2,311,477	4/16/15	$355,794	$-
Euro	BZWS	Sell	294,348	369,392.02	4/16/15	52,795	-
Euro	BONY	Sell	567,695	711,691.97	4/16/15	101,087	-
Euro	DBAB	Sell	942,694	1,192,820.26	4/16/15	178,871	-
Euro	FBCO	Sell	1,162,263	1,463,630.62	4/16/15	213,516	-
Euro	HSBC	Sell	1,551,770	1,960,870.76	4/16/15	291,808	-
Euro	SCBT	Sell	283,848	355,760.89	4/16/15	50,458	-
Euro	SSBT	Sell	1,470,188	1,852,107.59	4/16/15	270,794	-
British Pound	BOFA	Sell	1,805,602	2,820,530.63	4/22/15	142,872	-
British Pound	HSBC	Sell	18,037,659	28,950,418.86	4/22/15	2,201,057	-
British Pound	SCBT	Sell	18,073,951	29,117,134.63	4/22/15	2,313,952	-
Euro	BOFA	Sell	17,483,246	21,831,329.28	5/18/15	3,018,498	-
Euro	BONY	Sell	119,151	145,245.07	5/18/15	17,033	-
Euro	DBAB	Sell	20,536,211	25,642,665.51	5/18/15	3,544,694	-
Euro	FBCO	Sell	18,916,557	23,620,331.28	5/18/15	3,265,187	-
Euro	HSBC	Sell	1,477,677	1,830,516.99	5/18/15	240,464	-
Euro	SSBT	Buy	1,500,000	1,697,191.50	5/18/15	-	(83,118)
Euro	SSBT	Sell	1,033,901	1,293,308.99	5/18/15	180,781	-
British Pound	BOFA	Buy	651,914	1,017,145.56	5/21/15	-	(50,570)
British Pound	BOFA	Sell	11,512,119	18,016,466.24	5/21/15	947,745	-
British Pound	BZWS	Buy	5,370,630	8,031,346.16	5/21/15	-	(68,452)
British Pound	FBCO	Buy	755,709	1,156,110.43	5/21/15	-	(35,640)
British Pound	FBCO	Sell	8,292,701	12,968,126.36	5/21/15	672,752	-
British Pound	HSBC	Buy	1,150,785	1,799,524.87	5/21/15	-	(93,286)
British Pound	SSBT	Sell	15,195,997	23,766,539.31	5/21/15	1,235,827	-
Euro	BOFA	Sell	6,447,054	7,453,203.32	7/20/15	509,102	-
Euro	BZWS	Sell	489,735	551,378.14	7/20/15	23,886	-
Euro	BONY	Sell	179,048	207,969.62	7/20/15	15,118	-
Euro	DBAB	Sell	7,142,343	8,305,409.52	7/20/15	612,414	-
Euro	FBCO	Sell	5,734,336	6,662,646.09	7/20/15	486,211	-
Euro	HSBC	Sell	8,556,372	9,956,799.78	7/20/15	740,758	-
Euro	SSBT	Sell	6,709,599	7,830,937.63	7/20/15	604,049	-
British Pound	BOFA	Sell	7,529,719	11,413,360.09	7/21/15	253,525	-
British Pound	HSBC	Sell	16,370,375	24,817,122.70	7/21/15	554,506	-
South Korean Won	BOFA	Buy	636,113,539	573,436.89	8/12/15	-	(2,005)
South Korean Won	BOFA	Sell	19,303,548,983	17,370,052.37	8/12/15	46,293	(16,942)
South Korean Won	FBCO	Sell	20,758,926,051	18,678,945.11	8/12/15	38,574	(7,719)
South Korean Won	HSBC	Sell	27,070,648,234	24,317,060.79	8/12/15	40,802	(41,757)
British Pound	BOFA	Buy	10,179,785	15,639,776.55	8/19/15	-	(554,611)
British Pound	BOFA	Sell	15,159,341	23,120,277.83	8/19/15	663,072	(7,040)
British Pound	BZWS	Sell	1,083,674	1,673,707.40	8/19/15	67,838	-
British Pound	FBCO	Buy	2,367,429	3,510,520.79	8/19/15	-	(2,287)
British Pound	FBCO	Sell	10,080,170	15,430,227.85	8/19/15	492,678	-
British Pound	HSBC	Sell	9,584,894	14,664,887.82	8/19/15	461,275	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
British Pound	SSBT	Sell	1,056,224	1,629,890.94	8/19/15	64,699	-
Euro	BOFA	Sell	2,103,714	2,307,243.10	8/31/15	50,854	(11,158)
Euro	DBAB	Sell	2,484,992	2,710,913.46	8/31/15	53,172	(20,776)
Euro	FBCO	Sell	3,865,776	4,264,256.60	8/31/15	126,577	(29,154)
Euro	HSBC	Sell	2,359,474	2,564,951.38	8/31/15	37,942	(16,215)
Euro	SSBT	Sell	1,160,000	1,260,439.55	8/31/15	17,802	(7,699)
Unrealized appreciation (depreciation)						25,257,132	(1,048,429)
Net unrealized appreciation (depreciation)						$24,208,703

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BONY - Bank of New York Mellon
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
SCBT - Standard Chartered Bank
SSBT - State Street Bank and Trust Co.

Currency

CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
GO - General Obligation
IDR - International Depositary Receipt
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Rising Dividends VIP Fund	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 5.3%
General Dynamics Corp.	73,500	$9,976,155
Honeywell International Inc.	171,100	17,847,441
United Technologies Corp.	574,711	67,356,129
		95,179,725
Automobiles & Components 2.9%
Johnson Controls Inc.	1,040,500	52,482,820

Commercial & Professional Services 3.8%
ABM Industries Inc.	814,288	25,943,216
Brady Corp., A	653,579	18,489,750
Cintas Corp.	205,700	16,791,291
Matthews International Corp., A	138,000	7,108,380
		68,332,637
Consumer Durables & Apparel 3.8%
Leggett & Platt Inc.	332,800	15,338,752
NIKE Inc., B	528,500	53,024,405
		68,363,157
Consumer Services 1.5%
McDonald's Corp.	254,345	24,783,377
Yum! Brands Inc.	25,400	1,999,488
		26,782,865
Diversified Financials 0.4%
State Street Corp.	110,500	8,125,065

Energy 7.9%
Chevron Corp.	451,500	47,398,470
EOG Resources Inc.	33,600	3,080,784
Exxon Mobil Corp.	365,500	31,067,500
Occidental Petroleum Corp.	370,790	27,067,670
Schlumberger Ltd.	398,000	33,209,120
		141,823,544
Food & Staples Retailing 5.5%
CVS Health Corp.	71,600	7,389,836
Wal-Mart Stores Inc.	634,800	52,212,300
Walgreens Boots Alliance Inc.	463,900	39,283,052
		98,885,188
Food, Beverage & Tobacco 6.0%
Archer-Daniels-Midland Co.	713,000	33,796,200
Bunge Ltd.	166,400	13,704,704
McCormick & Co. Inc.	348,000	26,834,280
PepsiCo Inc.	363,900	34,796,118
		109,131,302
Health Care Equipment & Services 16.3%
Abbott Laboratories	641,800	29,734,594
Becton, Dickinson and Co.	418,843	60,141,667
DENTSPLY International Inc.	4,000	203,560
Medtronic PLC	730,000	56,932,700
Stryker Corp.	582,400	53,726,400
Teleflex Inc.	266,753	32,231,765
West Pharmaceutical Services Inc.	1,005,534	60,543,202
		293,513,888
Household & Personal Products 3.2%
Colgate-Palmolive Co.	191,000	13,243,940

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

The Procter & Gamble Co.	538,600	44,132,884
		57,376,824
Industrial Conglomerates 4.5%
Carlisle Cos. Inc.	96,261	8,916,656
Roper Industries Inc.	424,350	72,988,200
		81,904,856
Insurance 6.3%
Aflac Inc.	276,200	17,679,562
Arthur J. Gallagher & Co.	704,000	32,912,000
The Chubb Corp.	45,000	4,549,500
Erie Indemnity Co., A	488,085	42,590,297
Old Republic International Corp.	678,708	10,139,898
RLI Corp.	103,142	5,405,672
		113,276,929
Machinery 8.6%
Donaldson Co. Inc.	350,068	13,201,064
Dover Corp.	839,376	58,017,669
Hillenbrand Inc.	1,027,300	31,712,751
Pentair PLC (United Kingdom)	844,000	53,079,160
		156,010,644
Materials 11.1%
Air Products and Chemicals Inc.	378,900	57,319,992
Albemarle Corp.	694,700	36,707,948
Bemis Co. Inc.	172,199	7,974,536
Ecolab Inc.	107,000	12,238,660
Nucor Corp.	447,055	21,248,524
Praxair Inc.	530,460	64,047,740
		199,537,400
Media 0.8%
John Wiley & Sons Inc., A	237,600	14,526,864

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
AbbVie Inc.	300,800	17,608,832
Johnson & Johnson	598,400	60,199,040
Perrigo Co. PLC	1,500	248,325
Pfizer Inc.	1,228,100	42,725,599
Roche Holding AG, ADR (Switzerland)	25,000	859,500
		121,641,296
Retailing 0.7%
The Gap Inc.	13,000	563,290
Ross Stores Inc.	29,000	3,055,440
Target Corp.	85,800	7,041,606
Tiffany & Co.	26,600	2,341,066
		13,001,402
Semiconductors & Semiconductor Equipment 0.2%
Linear Technology Corp.	20,900	978,120
Texas Instruments Inc.	59,000	3,373,915
		4,352,035
Software & Services 1.9%
Accenture PLC, A	158,500	14,849,865
Microsoft Corp.	465,500	18,924,903
		33,774,768
Technology Hardware & Equipment 0.7%
[a]Knowles Corp.	285,500	5,501,585
QUALCOMM Inc.	114,500	7,939,430
		13,441,015
Trading Companies & Distributors 0.2%
W.W. Grainger Inc.	17,173	4,049,565

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Transportation 0.1%
United Parcel Service Inc., B	9,500	920,930
Total Common Stocks (Cost $982,667,357)		1,776,434,719

Short Term Investments (Cost $27,725,790) 1.5%
Money Market Funds 1.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	27,725,790	27,725,790
Total Investments (Cost $1,010,393,147) 99.9%		1,804,160,509
Other Assets, less Liabilities 0.1%		1,222,059
Net Assets 100.0%		$1,805,382,568

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Small Cap Value VIP Fund	Shares	Value
Common Stocks 93.8%
Aerospace & Defense 2.0%
AAR Corp.	950,100	$29,168,070

Automobiles & Components 4.6%
Drew Industries Inc.	245,200	15,089,608
Gentex Corp.	1,174,600	21,495,180
Thor Industries Inc.	382,800	24,196,788
Winnebago Industries Inc.	331,200	7,041,312
		67,822,888
Banks 3.2%
Chemical Financial Corp.	398,954	12,511,197
EverBank Financial Corp.	773,100	13,938,993
OFG Bancorp. (Puerto Rico)	602,000	9,824,640
Peoples Bancorp Inc.	158,000	3,735,120
TrustCo Bank Corp. NY	1,203,800	8,282,144
		48,292,094
Building Products 4.7%
Apogee Enterprises Inc.	263,400	11,378,880
[a]Gibraltar Industries Inc.	842,300	13,822,143
Griffon Corp.	27,200	474,096
Simpson Manufacturing Co. Inc.	433,400	16,196,158
Universal Forest Products Inc.	504,700	28,000,756
		69,872,033
Commercial & Professional Services 2.1%
McGrath RentCorp	399,318	13,141,555
MSA Safety Inc.	357,113	17,812,797
		30,954,352
Construction & Engineering 2.8%
EMCOR Group Inc.	367,400	17,073,078
Granite Construction Inc.	717,400	25,209,436
		42,282,514
Consumer Durables & Apparel 5.8%
[a]BRP Inc. (Canada)	424,700	8,132,482
Brunswick Corp.	372,400	19,159,980
[a]Crocs Inc.	433,200	5,116,092
[a]Helen of Troy Ltd.	21,800	1,776,482
Hooker Furniture Corp.	445,000	8,477,250
La-Z-Boy Inc.	1,189,200	33,428,412
[a]M/I Homes Inc.	435,900	10,391,856
		86,482,554
Electrical Equipment 4.5%
EnerSys	254,210	16,330,450
Franklin Electric Co. Inc.	389,264	14,846,529
Powell Industries Inc.	100,900	3,407,393
Regal-Beloit Corp.	397,000	31,728,240
		66,312,612
Energy 6.7%
Bristow Group Inc.	453,700	24,703,965
Energen Corp.	220,000	14,520,000
[a]Helix Energy Solutions Group Inc.	631,200	9,442,752
Hunting PLC (United Kingdom)	1,201,900	8,740,373
[a]Oil States International Inc.	299,900	11,927,023
Rowan Cos. PLC	605,500	10,723,405
Tidewater Inc.	202,800	3,881,592

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

[a]Unit Corp.	577,900	16,169,642
		100,108,752
Food, Beverage & Tobacco 3.0%
GrainCorp Ltd. (Australia)	1,725,000	12,367,351
Maple Leaf Foods Inc. (Canada)	1,776,800	32,522,287
		44,889,638
Health Care Equipment & Services 5.3%
Hill-Rom Holdings Inc.	344,000	16,856,000
STERIS Corp.	530,000	37,243,100
Teleflex Inc.	211,800	25,591,794
		79,690,894
Industrial Conglomerates 1.9%
Carlisle Cos. Inc.	308,900	28,613,407

Insurance 9.6%
Arthur J. Gallagher & Co.	168,200	7,863,350
Aspen Insurance Holdings Ltd.	538,700	25,442,801
Assurant Inc.	51,800	3,181,038
The Hanover Insurance Group Inc.	345,000	25,040,100
HCC Insurance Holdings Inc.	188,200	10,665,294
Montpelier Re Holdings Ltd.	246,400	9,471,616
Old Republic International Corp.	1,075,900	16,073,946
StanCorp Financial Group Inc.	467,400	32,063,640
Validus Holdings Ltd.	317,800	13,379,380
		143,181,165
Machinery 9.6%
Astec Industries Inc.	523,800	22,460,544
Briggs & Stratton Corp.	358,300	7,359,482
EnPro Industries Inc.	245,000	16,157,750
Hillenbrand Inc.	522,400	16,126,488
Kennametal Inc.	228,500	7,698,165
Lincoln Electric Holdings Inc.	160,900	10,521,251
[b]Lindsay Corp.	132,800	10,126,000
Mueller Industries Inc.	712,200	25,731,786
[a]Wabash National Corp.	1,726,900	24,349,290
Watts Water Technologies Inc., A	55,000	3,026,650
		143,557,406
Materials 15.4%
A. Schulman Inc.	633,266	30,523,421
Allegheny Technologies Inc.	236,100	7,085,361
AptarGroup Inc.	65,000	4,128,800
Axiall Corp.	775,400	36,397,276
Cabot Corp.	506,800	22,806,000
Carpenter Technology Corp.	497,900	19,358,352
H.B. Fuller Co.	677,700	29,052,999
Minerals Technologies Inc.	285,500	20,870,050
RPM International Inc.	362,600	17,401,174
Sensient Technologies Corp.	530,100	36,513,288
Stepan Co.	132,300	5,511,618
		229,648,339
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Gerresheimer AG (Germany)	336,000	18,557,272

Real Estate 0.5%
Excel Trust Inc.	505,600	7,088,512

Retailing 7.0%
Brown Shoe Co. Inc.	453,600	14,878,080
The Cato Corp., A	425,100	16,833,960
[a]Genesco Inc.	232,808	16,582,914
Group 1 Automotive Inc.	184,200	15,901,986
The Men's Wearhouse Inc.	447,900	23,380,380

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
[a]The Pep Boys - Manny, Moe & Jack	1,085,200	10,439,624
[a]West Marine Inc.	610,700	5,661,189
		103,678,133
Semiconductors & Semiconductor Equipment 0.5%
Cohu Inc.	736,000	8,051,840
Technology Hardware & Equipment 1.5%
[a]Ingram Micro Inc., A	507,100	12,738,352
[a]Rofin-Sinar Technologies Inc.	388,900	9,423,047
		22,161,399
Trading Companies & Distributors 0.5%
Applied Industrial Technologies Inc.	168,400	7,635,256
Transportation 1.4%
[a]Genesee & Wyoming Inc.	116,300	11,215,972
SkyWest Inc.	627,100	9,161,931
		20,377,903
Total Common Stocks (Cost $947,292,984)		1,398,427,033
	Principal Amount
Corporate Bonds (Cost $7,677,991) 0.5%
Energy 0.5%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$7,944,000	7,507,080

Total Investments before Short Term Investments (Cost $954,970,975)		1,405,934,113

Short Term Investments 6.5%
	Shares
Money Market Funds (Cost $85,651,061) 5.8%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	85,651,061	85,651,061
Investments from Cash Collateral Received for Loaned Securities 0.7%
Money Market Funds (Cost $7,500,000) 0.5%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	7,500,000	7,500,000
	Principal Amount
Repurchase Agreements 0.2%
[d]Joint Repurchase Agreement, 0.11%, 4/01/15 (Maturity Value $271,906)
BNP Paribas Securities Corp.
Collateralized by U.S. Treasury Notes, 0.375% - 2.75%, 4/15/15 - 4/30/19; and U.S.
Treasury Strips, 8/15/15 - 11/15/23 (valued at $277,343)	$271,905	271,905
[d]Joint Repurchase Agreement, 0.12%, 4/01/15 (Maturity Value $2,420,768)
RBS Securities Inc.
Collateralized by U.S. Treasury Bonds, 2.75% - 8.00%, 11/15/21 - 2/15/44; and U.S.
Treasury Notes, 0.25% - 3.625%, 7/31/15 - 11/15/21 (valued at $2,469,180)	2,420,760	2,420,760
Total Repurchase Agreements (Cost $2,692,665)		2,692,665
Total Investments from Cash Collateral Received for Loaned Securities (Cost $10,192,665)		10,192,665
Total Investments (Cost $1,050,814,701) 100.8%		1,501,777,839
Other Assets, less Liabilities (0.8)%		(11,391,673)
Net Assets 100.0%		$1,490,386,166

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2015.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Small-Mid Cap Growth VIP Fund	Shares	Value
Common Stocks 98.1%
Consumer Discretionary 20.3%
Advance Auto Parts Inc.	38,200	$5,718,158
BorgWarner Inc.	105,100	6,356,448
[a]Buffalo Wild Wings Inc.	28,600	5,183,464
[a]Charter Communications Inc., A	28,200	5,445,702
[a]Chipotle Mexican Grill Inc.	13,200	8,587,128
Dick's Sporting Goods Inc.	115,200	6,565,248
[a]Dollar Tree Inc.	76,600	6,215,707
[a]Global Eagle Entertainment Inc.	307,800	4,096,818
[a]Grand Canyon Education Inc.	116,600	5,048,780
Hanesbrands Inc.	52,600	1,762,626
Harman International Industries Inc.	51,900	6,935,397
[a]IMAX Corp. (Canada)	105,800	3,566,518
[a]Jarden Corp.	186,950	9,889,655
[b]KB Home	405,300	6,330,786
L Brands Inc.	77,100	7,269,759
Marriott International Inc., A	104,300	8,377,376
[a]MGM Resorts International	182,591	3,839,889
[a]Netflix Inc.	15,200	6,333,688
Nordstrom Inc.	75,400	6,056,128
Polaris Industries Inc.	27,800	3,922,580
[a]Shutterfly Inc.	57,900	2,619,396
[a]Tenneco Inc.	126,500	7,263,630
Tractor Supply Co.	76,600	6,515,596
[a]Under Armour Inc., A	69,176	5,585,962
Wolverine World Wide Inc.	129,800	4,341,810
[a,b]Zoe's Kitchen Inc.	111,100	3,698,519
		147,526,768
Consumer Staples 4.6%
[a]Boston Beer Inc., A	22,100	5,909,540
[a]Constellation Brands Inc., A	63,900	7,425,819
[a,b]Freshpet Inc.	144,300	2,803,749
[a]Monster Beverage Corp.	59,900	8,289,861
[a]TreeHouse Foods Inc.	69,100	5,874,882
Whole Foods Market Inc.	59,300	3,088,344
		33,392,195
Energy 4.5%
Cabot Oil & Gas Corp., A	233,100	6,883,443
[a]Concho Resources Inc.	65,600	7,604,352
[a]Diamondback Energy Inc.	79,100	6,078,044
EQT Corp.	73,500	6,090,945
[a]Matador Resources Co.	135,300	2,965,776
Oceaneering International Inc.	50,600	2,728,858
		32,351,418
Financials 7.0%
[a]Affiliated Managers Group Inc.	47,000	10,094,660
Brown & Brown Inc.	126,300	4,181,793
Intercontinental Exchange Inc.	42,608	9,939,168
Jones Lang LaSalle Inc.	19,100	3,254,640
Lazard Ltd., A	118,800	6,247,692
LPL Financial Holdings Inc.	99,200	4,350,912
[a]Signature Bank	66,700	8,642,986
T. Rowe Price Group Inc.	53,600	4,340,528
		51,052,379
Health Care 19.4%
[a]Alnylam Pharmaceuticals Inc.	11,400	1,190,388
[a]BioMarin Pharmaceutical Inc.	21,200	2,641,944
[a]Catamaran Corp.	16,900	1,006,226
[a]Celldex Therapeutics Inc.	144,200	4,018,854

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[a]Cerner Corp.	100,000	7,326,000
The Cooper Cos. Inc.	44,900	8,415,158
[a]DaVita HealthCare Partners Inc.	83,700	6,803,136
DENTSPLY International Inc.	82,700	4,208,603
[a]DexCom Inc.	52,900	3,297,786
[a]Edwards Lifesciences Corp.	34,300	4,886,378
[a]Envision Healthcare Holdings Inc.	171,400	6,573,190
[a]HCA Holdings Inc.	134,700	10,133,481
[a]HeartWare International Inc.	22,106	1,940,243
[a]HMS Holdings Corp.	240,200	3,711,090
[a]Hologic Inc.	202,200	6,677,655
[a]Illumina Inc.	29,300	5,439,252
[a]Impax Laboratories Inc.	227,700	10,672,299
[a]Incyte Corp.	37,700	3,455,582
[a]Inovalon Holdings Inc., A	66,000	1,993,860
[a]Insulet Corp.	49,600	1,654,160
[a]Karyopharm Therapeutics Inc.	56,913	1,742,107
[a,b]Keryx Biopharmaceuticals Inc.	125,100	1,592,523
[a]Mettler-Toledo International Inc.	19,500	6,408,675
[a]Nevro Corp.	16,300	781,259
Perrigo Co. PLC	56,385	9,334,537
[a]Puma Biotechnology Inc.	13,700	3,234,707
[a]Quintiles Transnational Holdings Inc.	136,500	9,141,405
[a,b]Revance Therapeutics Inc.	115,000	2,383,950
St. Jude Medical Inc.	80,300	5,251,620
[a]Tandem Diabetes Care Inc.	151,200	1,908,144
[a]Vertex Pharmaceuticals Inc.	25,400	2,996,438
		140,820,650
Industrials 14.3%
Acuity Brands Inc.	20,400	3,430,464
[a]The Advisory Board Co.	92,514	4,929,146
Allegiant Travel Co.	11,092	2,132,881
AMETEK Inc.	204,000	10,718,160
B/E Aerospace Inc.	97,800	6,222,036
[a]DigitalGlobe Inc.	155,900	5,311,513
Flowserve Corp.	88,100	4,976,769
[a]Genesee & Wyoming Inc.	55,200	5,323,488
[a]HD Supply Holdings Inc.	158,700	4,944,298
Hexcel Corp.	140,200	7,209,084
[a]IHS Inc., A	52,700	5,995,152
J.B. Hunt Transport Services Inc.	48,500	4,141,657
Kansas City Southern	45,500	4,644,640
Robert Half International Inc.	145,300	8,793,556
Roper Industries Inc.	48,870	8,405,640
[a]Spirit Airlines Inc.	93,400	7,225,424
Towers Watson & Co.	22,500	2,974,163
[a]WABCO Holdings Inc.	55,600	6,832,128
		104,210,199
Information Technology 23.9%
[a]Alliance Data Systems Corp.	10,400	3,081,000
[a]ANSYS Inc.	43,500	3,836,265
Applied Materials Inc.	300,600	6,781,536
Avago Technologies Ltd. (Singapore)	73,400	9,320,332
[a]Bottomline Technologies Inc.	109,500	2,997,015
[a]Cognex Corp.	144,300	7,155,837
[a]CoStar Group Inc.	27,400	5,420,542
[a]Demandware Inc.	51,100	3,111,990
[a]Electronic Arts Inc.	153,700	9,039,865
Equinix Inc.	24,883	5,794,007
Fidelity National Information Services Inc.	50,772	3,455,542
[a]FleetCor Technologies Inc.	45,800	6,912,136
[a]Fortinet Inc.	78,100	2,729,595
[a]Freescale Semiconductor Ltd.	134,600	5,486,296
[a]HomeAway Inc.	113,300	3,418,261

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Intersil Corp., A	404,900	5,798,168
[a]JDS Uniphase Corp.	365,000	4,788,800
Lam Research Corp.	43,500	3,055,223
[a]LinkedIn Corp., A	20,000	4,997,200
[a]NetSuite Inc.	32,500	3,014,700
[a]NXP Semiconductors NV (Netherlands)	135,700	13,618,852
[a]Pandora Media Inc.	217,300	3,522,433
[a]Red Hat Inc.	82,900	6,279,675
[a]Semtech Corp.	92,200	2,456,669
[a]ServiceNow Inc.	46,900	3,694,782
[a,b]Stratasys Ltd.	65,700	3,467,646
[a]Trimble Navigation Ltd.	104,300	2,628,360
[a]Twitter Inc.	161,500	8,087,920
[a]Vantiv Inc., A	123,500	4,655,950
[a]VeriFone Systems Inc.	154,100	5,376,549
[a]ViaSat Inc.	132,000	7,868,520
[a]Workday Inc.	27,900	2,355,039
Xilinx Inc.	104,800	4,433,040
[a]Yelp Inc.	102,100	4,834,435
		173,474,180
Materials 3.5%
[a]Axalta Coating Systems Ltd.	291,700	8,056,754
Cytec Industries Inc.	133,000	7,187,320
H.B. Fuller Co.	93,213	3,996,041
Martin Marietta Materials Inc.	42,900	5,997,420
		25,237,535
Utilities 0.6%
[a]Calpine Corp.	185,800	4,249,246

Total Common Stocks (Cost $464,086,831)		712,314,570

Short Term Investments 3.6%
Money Market Funds (Cost $12,239,655) 1.7%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	12,239,655	12,239,655

Investments from Cash Collateral Received for Loaned Securities (Cost
$13,876,050) 1.9%
Money Market Funds 1.9%
[d]BNY Mellon Overnight Government Fund, 0.107%	13,876,050	13,876,050

Total Investments (Cost $490,202,536) 101.7%		738,430,275

Other Assets, less Liabilities (1.7)%		(12,367,368)
Net Assets 100.0%		$726,062,907

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2015.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin Strategic Income VIP Fund	Country	Shares		Value
Common Stocks 0.4%
Consumer Services 0.4%
[a,b,c] Turtle Bay Resort	United States	1,901,449		$3,470,143
Materials 0.0%†
[a]Verso Corp.	United States	9,431		16,976
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	224		162,603
Total Common Stocks (Cost $2,532,467)				3,649,722
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6		6,000
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486		351,995
Total Convertible Preferred Stocks (Cost $731,856)				357,995
		Principal Amount*
Corporate Bonds 37.8%
Automobiles & Components 0.4%
[d]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	1,000,000	EUR	1,145,920
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	2,000,000		2,132,500
				3,278,420
Banks 3.2%
Bank of America Corp.,
[e] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	800,000		812,000
[e] junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	2,500,000		2,709,375
senior note, 5.65%, 5/01/18	United States	1,500,000		1,664,832
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,000,000		1,055,000
5.00%, 8/15/22	United States	2,500,000		2,571,875
Citigroup Inc.,
[e] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	700,000		716,625
[e] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	1,000,000		1,012,500
senior note, 3.875%, 10/25/23	United States	3,000,000		3,172,485
sub. bond, 5.50%, 9/13/25	United States	500,000		567,842
sub. note, 4.05%, 7/30/22	United States	300,000		315,222
JPMorgan Chase & Co.,
[e] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000		1,526,250
[e] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000		197,490
[e] junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	500,000		516,250
senior note, 4.25%, 10/15/20	United States	1,000,000		1,091,303
sub. note, 3.375%, 5/01/23	United States	1,000,000		1,007,787
sub. note, 3.875%, 9/10/24	United States	1,000,000		1,027,102
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000		1,125,000
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	1,500,000	EUR	1,853,971
[e]Wells Fargo & Co., junior sub. bond,
5.875% to 6/15/25, FRN thereafter, Perpetual	United States	2,500,000		2,656,250
S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	2,500,000		2,609,375
				28,208,534
Capital Goods 0.8%
[d]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	1,500,000		1,517,812
7.75%, 2/01/20	Spain	200,000		193,625
[d]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	1,100,000		1,088,313
[d]KM Germany Holdings GmbH, senior secured note, first lien, 144A, 8.75%, 12/15/20	Germany	900,000	EUR	1,067,621
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	1,500,000		1,464,375
Terex Corp., senior note, 6.00%, 5/15/21	United States	1,000,000		1,030,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	500,000		505,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

senior sub. note, 6.00%, 7/15/22	United States	400,000		401,500
				7,268,246
Consumer Durables & Apparel 0.6%
KB Home, senior note,
4.75%, 5/15/19	United States	1,000,000		980,000
7.00%, 12/15/21	United States	1,600,000		1,632,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	300,000		312,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,196,250
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,400,000		1,260,000
				5,380,250
Consumer Services 1.6%
[d]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	2,000,000		2,082,500
[f]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	2,600,000		1,898,000
[d]Cleopatra Finance Ltd., senior secured bond, 144A, 6.50%, 2/15/25	Italy	3,000,000		2,898,750
[d,g]Financiere Quick SAS, 144A, FRN, 7.571%, 10/15/19	France	1,500,000	EUR	1,381,177
[d,f] Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	2,500,000		9,500
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	2,500,000		2,528,125
6.75%, 10/01/20	United States	200,000		214,250
6.625%, 12/15/21	United States	500,000		536,562
Pinnacle Entertainment Inc., senior note, 6.375%, 8/01/21	United States	700,000		747,250
[d]Scientific Games International Inc.,
senior note, 144A, 10.00%, 12/01/22	United States	1,100,000		1,036,750
senior secured note, first lien, 144A, 7.00%, 1/01/22	United States	800,000		822,000
				14,154,864
Diversified Financials 2.2%
[d]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A, 5.00%,
10/01/21	Netherlands	1,100,000		1,167,375
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,756,000		2,061,105
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	3,500,000		3,470,425
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	700,000		740,250
4.625%, 9/15/23	United States	800,000		816,000
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	United States	29,000,000	MXN	2,096,384
[e]Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	2,500,000		2,531,250
Navient Corp., senior note,
8.45%, 6/15/18	United States	1,800,000		2,002,500
5.50%, 1/15/19	United States	1,500,000		1,533,750
5.875%, 3/25/21	United States	700,000		697,375
6.125%, 3/25/24	United States	500,000		481,250
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	1,400,000		1,501,500
				19,099,164
Energy 7.4%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
5.875%, 4/15/21	United States	1,500,000		1,566,090
6.125%, 7/15/22	United States	600,000		635,966
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	2,700,000		1,957,500
[d]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	1,500,000		1,321,875
senior note, 144A, 5.50%, 9/15/21	United States	800,000		717,000
CGG SA, senior note,
7.75%, 5/15/17	France	159,000		151,845
6.50%, 6/01/21	France	1,800,000		1,444,500
6.875%, 1/15/22	France	200,000		160,750
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	260,000		159,900
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,205,000		1,899,056
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,000,000		1,037,500
6.125%, 2/15/21	United States	1,500,000		1,526,250
5.75%, 3/15/23	United States	1,000,000		980,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	2,000,000	1,870,000
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	2,500,000	2,275,000
[d] 144A, 8.00%, 4/01/23	United States	900,000	886,500
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	3,000,000	3,375,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	1,000,000	1,091,075
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	2,000,000	1,360,000
[d] senior note, 144A, 6.875%, 3/15/24	United States	1,000,000	350,000
[d] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	700,000	667,625
[d]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,500,000	1,072,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	United States	672,000	714,840
[d]Gaz Capital SA, (OJSC Gazprom), loan participation,
senior bond, 144A, 6.51%, 3/07/22	Russia	500,000	486,810
senior note, 144A, 5.092%, 11/29/15	Russia	1,500,000	1,510,313
senior note, 144A, 3.85%, 2/06/20	Russia	1,500,000	1,332,188
Halcon Resources Corp., senior note,
8.875%, 5/15/21	United States	2,000,000	1,405,000
9.25%, 2/15/22	United States	800,000	556,000
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,000,000	2,192,988
Kinder Morgan Inc., senior note, 6.50%, 9/15/20	United States	1,500,000	1,738,513
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	2,000,000	1,720,000
7.75%, 2/01/21	United States	1,200,000	960,000
6.50%, 9/15/21	United States	200,000	156,000
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	3,500,000	2,970,625
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	2,000,000	1,930,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,500,000	735,000
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	1,300,000	1,274,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	700,000	396,375
senior secured note, first lien, 7.50%, 11/01/19	United States	2,000,000	1,145,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,000,000	1,061,250
Peabody Energy Corp., senior note,
6.50%, 9/15/20	United States	2,500,000	1,531,250
6.25%, 11/15/21	United States	1,500,000	928,125
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,500,000	1,402,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	1,172,000	1,283,340
6.50%, 5/15/21	United States	400,000	423,000
[d,f,g] Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,500,000	840,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	United States	200,000	218,000
5.00%, 10/01/22	United States	500,000	522,500
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,500,000	2,525,000
first lien, 5.625%, 4/15/23	United States	900,000	901,125
senior secured note, first lien, 5.75%, 5/15/24	United States	300,000	303,000
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	2,300,000	644,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,700,000	1,649,000
6.125%, 1/15/23	United States	600,000	542,250
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	2,000,000	1,250,000
Williams Partners LP, senior bond, 4.00%, 9/15/25	United States	1,500,000	1,474,257
			65,228,181
Food & Staples Retailing 0.4%
[d]Cencosud SA, senior note, 144A,
4.875%, 1/20/23	Chile	1,500,000	1,489,155
5.15%, 2/12/25	Chile	2,000,000	1,973,670
			3,462,825
Food, Beverage & Tobacco 0.8%
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	1,000,000	1,031,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[d]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	2,500,000		2,668,750
7.25%, 6/01/21	United States	300,000		317,250
[d]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	1,700,000		1,721,250
6.00%, 12/15/22	United States	500,000		484,375
[d]Smithfield Foods Inc., senior note, 144A, 5.875%, 8/01/21	United States	600,000		628,125
				6,851,000
Health Care Equipment & Services 1.8%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	800,000		832,000
AmSurg Corp., senior note, 5.625%, 7/15/22	United States	400,000		411,156
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,500,000		1,597,500
senior note, 6.875%, 2/01/22	United States	400,000		427,500
senior secured note, first lien, 5.125%, 8/15/18	United States	600,000		620,250
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	500,000		511,875
senior note, 5.75%, 8/15/22	United States	1,500,000		1,597,500
HCA Inc.,
senior note, 7.50%, 2/15/22	United States	1,500,000		1,753,125
senior note, 5.875%, 5/01/23	United States	1,500,000		1,623,750
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000		1,107,500
senior secured bond, first lien, 5.25%, 4/15/25	United States	600,000		648,750
Omnicare Inc., senior note, 4.75%, 12/01/22	United States	700,000		726,250
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	1,700,000		1,878,500
[d] 144A, 5.00%, 3/01/19	United States	500,000		497,500
[d] 144A, 5.50%, 3/01/19	United States	1,200,000		1,215,000
				15,448,156
Insurance 0.6%
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	1,500,000		1,785,000
[d]Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	3,500,000		3,800,685
				5,585,685
Materials 4.8%
ArcelorMittal, senior note,
6.25%, 3/01/21	Luxembourg	3,000,000		3,199,950
7.00%, 2/25/22	Luxembourg	500,000		549,688
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	500,000		538,750
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	200,000		201,500
7.00%, 11/15/20	Luxembourg	105,882		106,875
6.75%, 1/31/21	Luxembourg	200,000		202,375
6.00%, 6/30/21	Luxembourg	1,300,000		1,280,500
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,500,000		1,454,063
[d]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	1,000,000		1,001,250
[d]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	1,500,000		1,482,187
secured note, 144A, 5.875%, 3/25/19	Mexico	1,000,000		1,033,750
[d]Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	1,400,000	EUR	1,665,448
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	1,400,000		1,302,000
7.00%, 2/15/21	Canada	1,725,000		1,608,562
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	1,111,111		1,095,833
8.25%, 11/01/19	Australia	2,500,000		2,121,875
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	2,500,000		2,406,730
[d]Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	1,000,000		1,020,148
4.625%, 4/29/24	Switzerland	500,000		522,080
[d]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	200,000		212,562
7.50%, 5/01/20	Switzerland	300,000		317,063

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[d]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	300,000		303,000
5.75%, 2/15/19	Switzerland	200,000	EUR	217,221
[d]INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	2,500,000		2,496,875
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	1,600,000		1,722,000
[d]Owens-Brockway Glass Container Inc., senior note, 144A, 5.00%, 1/15/22	United States	1,300,000		1,329,120
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	900,000		932,625
senior note, 8.50%, 5/15/18	United States	1,000,000		1,032,500
senior note, 8.25%, 2/15/21	United States	1,000,000		1,075,000
senior secured note, first lien, 7.125%, 4/15/19	United States	1,000,000		1,038,750
[d]Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	1,000,000		1,037,500
senior note, 144A, 8.375%, 9/15/21	United States	800,000		904,000
senior note, 144A, 4.875%, 12/01/22	United States	1,000,000		1,022,500
[d]Steel Dynamics Inc.,
senior bond, 144A, 5.50%, 10/01/24	United States	1,000,000		1,016,250
senior note, 144A, 5.125%, 10/01/21	United States	1,000,000		1,011,250
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	1,000,000	EUR	1,141,887
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	451,000		423,940
[d]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Switzerland	1,500,000		1,622,977
				41,650,584
Media 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	2,000,000		2,052,500
CCOH Safari LLC, senior bond, 5.75%, 12/01/24	United States	1,100,000		1,135,750
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000		1,057,500
senior sub. note, 7.625%, 3/15/20	United States	200,000		208,000
senior sub. note, 7.625%, 3/15/20	United States	500,000		528,750
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	3,000,000		3,341,250
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	2,000,000		2,082,500
6.75%, 6/01/21	United States	500,000		533,750
5.875%, 7/15/22	United States	500,000		509,375
5.875%, 11/15/24	United States	500,000		501,875
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	1,900,000		2,068,625
[d] senior bond, 144A, 5.50%, 9/15/24	United States	300,000		314,625
senior note, 5.125%, 7/15/20	United States	1,000,000		1,046,250
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,400,000		2,307,000
senior secured note, first lien, 9.00%, 9/15/22	United States	700,000		672,000
[d]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	500,000		504,375
[d]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	1,700,000		1,789,250
5.375%, 4/15/25	United States	800,000		806,000
[d]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior secured note,
first lien, 144A, 5.625%, 4/15/23	Germany	720,000	EUR	842,967
[d]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,700,000		1,803,063
[d]Univision Communications Inc.,
senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	436,000		469,245
senior secured note, first lien, 144A, 7.875%, 11/01/20	United States	1,500,000		1,606,875
[d]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	800,000		826,000
[d]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	900,000	GBP	1,440,836
[d]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,900,000		1,977,187
[d]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	900,000		936,000
				31,361,548
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	1,500,000		1,549,925
[d]Endo Finance LLC/Endo Ltd./Endo Finco Inc., senior bond, 144A, 6.00%, 2/01/25	United States	1,200,000		1,236,000
[d]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	700,000		713,125
[d,h]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	2,500,000		2,562,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[d]Valeant Pharmaceuticals International Inc.,
senior note, 144A, 7.50%, 7/15/21	Canada	1,200,000		1,302,372
senior note, 144A, 5.50%, 3/01/23	Canada	400,000		406,500
senior bond, 144A, 6.125%, 4/15/25	Canada	300,000		311,625
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	2,400,000		2,502,000
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	2,500,000		2,495,777
				13,079,824
Real Estate 0.1%
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	500,000		527,500
Retailing 0.8%
[d]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	700,000		727,125
[d]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,800,000	EUR	1,501,323
[d]Family Tree Escrow LLC, senior note, 144A, 5.75%, 3/01/23	United States	900,000		949,500
[d]Netflix Inc., senior bond, 144A, 5.875%, 2/15/25	United States	2,300,000		2,371,875
[d]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	United Kingdom	1,000,000	GBP	1,557,627
				7,107,450
Software & Services 1.2%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,500,000		2,300,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	2,500,000		2,607,500
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	300,000		356,250
[d] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	3,500,000		3,788,750
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	1,100,000		1,171,500
				10,224,000
Technology Hardware & Equipment 0.3%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	2,000,000		2,140,000
[d,h]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	200,000		206,000
				2,346,000
Telecommunication Services 3.6%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	200,000		221,000
[d] senior bond, 144A, 5.625%, 4/01/25	United States	900,000		907,875
senior note, 6.00%, 4/01/17	United States	1,000,000		1,068,750
senior note, 6.45%, 6/15/21	United States	1,000,000		1,083,750
[d]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,500,000		1,505,625
[d]Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	1,000,000		953,750
6.75%, 3/01/23	Bermuda	300,000		290,821
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	300,000		313,875
senior note, 8.50%, 4/15/20	United States	1,900,000		2,142,250
senior note, 8.75%, 4/15/22	United States	500,000		557,500
senior note, 7.875%, 1/15/27	United States	400,000		409,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	1,600,000		1,552,000
senior note, 7.25%, 10/15/20	Luxembourg	1,000,000		1,032,500
senior note, 7.50%, 4/01/21	Luxembourg	1,000,000		1,031,250
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	2,000,000		2,115,000
[d]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	Poland	500,000	EUR	570,608
[d]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	Poland	800,000	EUR	894,691
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	1,200,000		1,306,500
6.00%, 11/15/22	United States	500,000		476,875
[d] 144A, 9.00%, 11/15/18	United States	1,500,000		1,725,000
[d] 144A, 7.00%, 3/01/20	United States	800,000		886,000
Sprint Corp., senior bond, 7.875%, 9/15/23	United States	500,000		512,500
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	300,000		314,250
senior bond, 6.375%, 3/01/25	United States	1,300,000		1,344,720
senior note, 6.542%, 4/28/20	United States	1,400,000		1,478,750
senior note, 6.125%, 1/15/22	United States	200,000		207,000
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	2,000,000		2,294,564

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[d]Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	1,200,000	EUR	1,304,131
7.00%, 4/23/21	Italy	2,000,000	EUR	2,295,195
[d]Ymobile Corp., senior note, 144A, 8.25%, 4/01/18	Japan	1,000,000		1,041,250
				31,836,980
Transportation 0.7%
[d]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000		909,000
senior note, 144A, 9.75%, 5/01/20	United States	400,000		391,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	1,500,000		1,556,250
6.25%, 10/15/22	United States	1,500,000		1,558,125
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	900,000		877,500
[d]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,100,000		1,056,913
				6,348,788
Utilities 1.4%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000		1,213,500
senior note, 5.375%, 1/15/23	United States	1,300,000		1,306,500
[d] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	600,000		651,300
[d] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000		107,500
[d]Dynegy Finance I Inc./Dynegy Finance II Inc., senior secured bond, first lien, 144A,
7.625%, 11/01/24	United States	1,300,000		1,366,625
[d,e]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	3,000,000		3,139,305
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000		2,431,250
[d,f] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/12	United States	3,000,000		1,890,000
				12,105,980
Total Corporate Bonds (Cost $339,256,458)				330,553,979
[g]Senior Floating Rate Interests 18.3%
Automobiles & Components 0.9%
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	1,642,447		1,640,393
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	1,458,729		1,445,965
[i] Term Loan, 6.50%, 7/29/17	United States	3,193,842		3,193,344
Henniges Automotive Holdings Inc., Term Loans, 5.50%, 6/12/21	United States	808,626		816,712
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	578,258		570,307
				7,666,721
Capital Goods 1.1%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	490,649		492,489
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	845,106		828,203
[i]Allison Transmission Inc., Term B-3 Loans, 4.75%, 8/23/19	United States	472,295		473,082
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	125,226		125,069
Term B Loans, 4.50%, 4/09/20	United States	289,480		290,158
[j]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	190,406		135,839
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	2,162,423		2,135,393
Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	1,314,688		1,316,331
Second Lien Term Loan, 8.50%, 5/09/18	United States	3,032,186		2,986,703
Signode Industrial Group U.S. Inc., Initial Term B Loan, 3.75%, 5/01/21	United States	519,895		516,970
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	405,611		405,580
Tranche D Term Loan, 3.75%, 6/04/21	United States	291,994		291,933
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	48,602		48,602
				10,046,352
Commercial & Professional Services 0.6%
AlixPartners LLP, Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	2,678,927		2,702,368

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	2,244,255	2,257,931
			4,960,299
Consumer Services 2.8%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	1,274,610	1,272,619
[i]Boyd Gaming Corp., Term A Loan, 5.25%, 8/14/18	United States	57,681	57,248
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	4,060,530	3,851,583
Cannery Casino Resorts LLC,
Second Lien Term Loan, 10.00%, 10/02/19	United States	780,000	644,150
Term Loan, 6.00%, 10/02/18	United States	2,937,632	2,900,911
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	533,287	536,620
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	3,126,693	2,923,458
[i]ROC Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	869,107	843,033
[i]Seaworld Parks and Entertainment Inc., Term B-2 Loan, 4.50%, 5/14/20	United States	1,276,676	1,247,285
TGI Friday's Inc.,
First Lien Initial Term Loan, 5.25%, 7/15/20	United States	467,979	468,710
Second Lien Initial Term Loan, 9.25%, 7/15/21	United States	500,000	503,438
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	1,011,095	854,375
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 5.75%, 9/02/21	Luxembourg	2,353,573	2,377,991
[c,h]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	United States	6,445,831	6,220,227
			24,701,648
Diversified Financials 0.5%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%
- 5.50%, 7/22/20	United States	929,674	934,322
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	3,479,914	3,484,265
			4,418,587
Energy 1.6%
Bowie Resource Holdings LLC,
[i] First Lien Initial Term Loan, 6.75%, 8/16/20	United States	163,055	159,895
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	480,257	465,850
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	223,452	221,310
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%, 7/25/21	Marshall Islands	1,214,539	1,011,711
Fieldwood Energy LLC,
[i] Loans, 3.875%, 9/25/18	United States	2,600,425	2,437,898
Second Lien Loans, 8.375%, 9/30/20	United States	468,000	344,419
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	720,000	711,900
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	721,960	697,820
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	1,242,314	1,239,209
OSG International Inc., Initial Term Loan, (OIN), 5.75%, 8/05/19	United States	2,017,257	2,026,083
[i]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	1,592,504	1,434,676
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	3,152,925	2,857,339
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	662,969	663,797
			14,271,907
Food & Staples Retailing 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	1,805,558	1,819,100
Food, Beverage & Tobacco 0.1%
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.75%, 7/03/21	United States	128,913	120,695
[i]Post Holdings Inc., Term Loan B, 5.25%, 6/02/21	United States	462,629	463,207
			583,902
Health Care Equipment & Services 1.2%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	662,437	663,265
Connolly LLC,
Initial Term Loan, 5.00%, 5/14/21	United States	1,762,546	1,774,664
Second Lien Initial Term Loan, 8.00%, 5/14/22	United States	253,793	253,159
Dialysis Newco Inc., Second Lien Term Loan B, 7.75%, 10/22/21	United States	267,300	266,298
[i]Kinetic Concepts Inc., Dollar Term E-1 Loan, 5.25%, 5/04/18	United States	1,009,244	1,013,186
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	2,485,517	2,508,301
Surgery Centers Holdings Inc., Second Lien Term Loan, 8.50%, 11/03/21	United States	404,200	398,137
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	1,735,307	1,735,827
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	2,161,003	2,167,081
			10,779,918
Household & Personal Products 0.8%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	4,653,671	4,546,055

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Revlon Consumer Products Corp., Replacement Term Loan, 3.25%, 11/19/17	United States	459,530	459,027
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	2,170,122	2,098,916
			7,103,998
Materials 2.7%
[i]Appvion Inc., Term Loan, 5.75% - 6.75%, 6/28/19	United States	1,942,451	1,818,620
Atkore International Inc., Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	219,800	213,206
AZ Chem U.S. Inc., First Lien Initial Term Loan, 4.50% - 5.75%, 6/12/21	United States	625,346	627,398
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	1,678,647	1,676,549
Term Loan C, 6.75% - 8.00%, 5/01/19	United States	2,733,150	2,729,733
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan, 8.25%, 7/31/22	United States	585,000	573,300
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	3,363,007	3,332,178
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	3,683,493	3,708,817
[i]FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	1,892,533	1,716,122
HII Holding Corp. (Houghton International), Second Lien Term Loan, 9.50%, 12/20/20	United States	575,175	574,456
[i]Ineos US Finance LLC, Dollar Term Loan, 3.75%, 3/31/22	United States	408,802	409,568
OCI Beaumont LLC, Term B-3 Loan, 5.50%, 8/20/19	United States	1,061,331	1,069,955
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	333,290	320,097
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	311,538	259,356
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	838,599	781,994
Prescrix Inc., Second Lien Term Loan, 8.00%, 5/02/22	United States	523,931	526,551
Solenis International LP and Solenis Holdings, Second Lien Term Loan, 7.75%, 7/31/22	United States	174,800	169,993
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	265,084	265,465
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	441,805	441,908
[i]Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	3,519,493	2,150,660
			23,365,926
Media 1.8%
AP NMT Acquisition BV, Second Lien Dollar Term B Loan, 10.00%, 8/13/22	Netherlands	1,290,000	1,246,462
Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	2,739,284	2,754,008
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	459,266	452,148
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	678,796	666,917
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	2,061,019	2,081,630
[i]Regal Cinemas Corp., Term Loan,
5.25%, 3/17/22	United States	315,135	316,219
2.678% - 2.775%, 8/23/17	United States	434,278	434,549
[i]UPC Financing Partnership (UPC Broadband Holdings BV), Term Loan AH, 3.25%,
6/30/21	Netherlands	1,231,045	1,224,890
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 5/06/21	United States	1,547,120	1,537,064
Term Loans Second Lien, 8.25%, 5/06/22	United States	4,543,017	4,338,581
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	344,063	342,701
			15,395,169
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
[i]Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 5.25%, 2/27/21	United States	1,043,412	1,043,608
[i]Valeant Pharmaceuticals International Inc.,
Series F-1 New Term Loan, 3.25%, 4/01/22	Canada	1,971,412	1,982,808
Series F-2 New Term Loan, Delay Draw, 3.25%, 4/01/22	Canada	1,510,017	1,518,747
			4,545,163
Real Estate 0.0%†
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	182,500	186,036
Retailing 1.4%
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	3,521,647	3,528,525
Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	1,915,908	1,918,302
Dollar Tree Inc., Initial Term B Loans, 4.25%, 3/09/22	United States	1,022,505	1,034,488
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	3,223,229	3,168,167
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	1,180,310	1,185,844
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00% - 5.25%, 7/27/19	United States	1,398,573	1,398,073
			12,233,399
Semiconductors & Semiconductor Equipment 0.1%
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	519,673	525,194

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Software & Services 1.6%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	4,843,756			4,750,213
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	5,153,140			4,876,159
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	3,238,574			2,844,546
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	1,173,616			1,184,252
[i]Worldpay U.S. Inc.,
Facility B2A-II Loan, 6.25%, 11/30/19	United States	297,300			299,220
Facility C2 Loan, 5.75%, 11/30/19	United States	106,549			107,215
					14,061,605
Technology Hardware & Equipment 0.0%†
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	229,255			229,541
Telecommunication Services 0.2%
[i]Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	1,328,748			1,325,260
Utilities 0.2%
[i]Calpine Construction Finance Co. LP,
Term B-1 Loan, 4.50%, 5/03/20	United States	898,261			887,734
Term B-2 Loan, 4.75%, 1/31/22	United States	490,632			487,029
					1,374,763
Total Senior Floating Rate Interests (Cost $162,477,852)					159,594,488
Foreign Government and Agency Securities 16.8%
Government of Hungary,
5.50%, 2/12/16	Hungary	1,864,700,000		HUF	6,898,796
5.50%, 12/22/16	Hungary	46,690,000		HUF	178,036
6.50%, 6/24/19	Hungary	206,000,000		HUF	856,589
7.50%, 11/12/20	Hungary	313,570,000		HUF	1,395,687
A, 6.75%, 11/24/17	Hungary	104,470,000		HUF	422,077
A, 5.50%, 12/20/18	Hungary	34,100,000		HUF	136,030
A, 7.00%, 6/24/22	Hungary	930,000		HUF	4,156
A, 6.00%, 11/24/23	Hungary	1,270,000		HUF	5,503
senior note, 6.25%, 1/29/20	Hungary	4,597,000			5,242,304
senior note, 6.375%, 3/29/21	Hungary	1,000,000			1,160,705
Government of Indonesia, FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000		IDR	1,676,012
Government of Malaysia,
3.835%, 8/12/15	Malaysia	7,475,000		MYR	2,023,359
4.72%, 9/30/15	Malaysia	10,268,000		MYR	2,793,768
3.197%, 10/15/15	Malaysia	13,330,000		MYR	3,600,185
senior bond, 3.814%, 2/15/17	Malaysia	2,500,000		MYR	681,603
senior bond, 4.24%, 2/07/18	Malaysia	600,000		MYR	165,900
[i] senior note, 3.172%, 7/15/16	Malaysia	32,500,000		MYR	8,767,203
Government of Mexico,
6.00%, 6/18/15	Mexico	18,020	[k]	MXN	118,882
8.00%, 12/17/15	Mexico	753,560	[k]	MXN	5,102,967
6.25%, 6/16/16	Mexico	1,074,310	[k]	MXN	7,252,544
7.25%, 12/15/16	Mexico	930,330	[k]	MXN	6,441,455
Government of Poland,
5.50%, 4/25/15	Poland	5,300,000		PLN	1,402,266
6.25%, 10/24/15	Poland	9,134,000		PLN	2,473,712
4.75%, 10/25/16	Poland	31,000,000		PLN	8,578,110
Strip, 7/25/15	Poland	2,052,000		PLN	539,050
Strip, 1/25/16	Poland	1,066,000		PLN	277,769
[d]Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	6,000,000			6,655,380
[d]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	4,410,000			4,544,527
7.25%, 9/28/21	Serbia	1,000,000			1,155,420
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	7,350,000		SGD	5,357,639
Government of Sri Lanka,
A, 6.50%, 7/15/15	Sri Lanka	28,980,000		LKR	217,499
A, 6.40%, 8/01/16	Sri Lanka	19,500,000		LKR	145,179
B, 6.40%, 10/01/16	Sri Lanka	16,000,000		LKR	118,400
B, 8.50%, 7/15/18	Sri Lanka	15,280,000		LKR	115,605
C, 8.50%, 4/01/18	Sri Lanka	8,070,000		LKR	60,862
D, 8.50%, 6/01/18	Sri Lanka	54,050,000		LKR	406,372

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Government of the Philippines,
senior bond, 7.00%, 1/27/16	Philippines	80,000,000		PHP	1,840,654
senior note, 1.625%, 4/25/16	Philippines	155,000,000		PHP	3,438,822
[d]Government of Ukraine,
144A, 7.75%, 9/23/20	Ukraine	3,850,000			1,522,329
senior bond, 144A, 7.80%, 11/28/22	Ukraine	2,790,000			1,107,281
senior note, 144A, 7.95%, 2/23/21	Ukraine	2,120,000			840,050
senior note, 144A, 7.50%, 4/17/23	Ukraine	1,000,000			411,875
[l]Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	197,452,164		UYU	7,668,751
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	4,622,600,000		KRW	4,168,749
senior bond, 2.80%, 8/02/15	South Korea	1,324,510,000		KRW	1,198,810
senior bond, 2.81%, 10/02/15	South Korea	6,000,000,000		KRW	5,440,398
senior note, 2.76%, 6/02/15	South Korea	5,045,300,000		KRW	4,557,705
senior note, 2.07%, 12/02/16	South Korea	1,100,000,000		KRW	997,787
Korea Treasury Bond, senior note,
3.25%, 6/10/15	South Korea	210,800,000		KRW	190,647
2.75%, 12/10/15	South Korea	5,847,900,000		KRW	5,312,451
3.00%, 12/10/16	South Korea	5,500,000,000		KRW	5,065,588
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	6,200[m] BRL			1,846,217
[i] 10.00%, 1/01/23	Brazil	4,000[m] BRL			1,082,766
[n] Index Linked, 6.00%, 5/15/15	Brazil	1,390	[m]	BRL	1,137,370
[n] Index Linked, 6.00%, 8/15/16	Brazil	1,604	[m]	BRL	1,299,813
[n] Index Linked, 6.00%, 8/15/18	Brazil	5,525	[m]	BRL	4,451,528
[n] Index Linked, 6.00%, 5/15/23	Brazil	1,700	[m]	BRL	1,353,164
Uruguay Notas del Tesoro,
10.25%, 8/22/15	Uruguay	59,720,000		UYU	2,317,383
9.50%, 1/27/16	Uruguay	9,220,000		UYU	359,102
[l] 18, Index Linked, 2.25%, 8/23/17	Uruguay	26,856,445		UYU	994,431
Uruguay Treasury Bill, Strip,
7/02/15	Uruguay	510,000		UYU	19,176
8/20/15	Uruguay	35,364,000		UYU	1,306,484
Total Foreign Government and Agency Securities (Cost $170,100,062)					146,900,882
U.S. Government and Agency Securities 1.9%
U.S. Treasury Bond, 7.875%, 2/15/21	United States	900,000			1,222,523
U.S. Treasury Note,
4.625%, 2/15/17	United States	600,000			645,797
3.75%, 11/15/18	United States	7,000,000			7,661,171
2.75%, 2/15/24	United States	4,000,000			4,286,876
[l] Index Linked, 2.125%, 1/15/19	United States	762,087			839,248
[l] Index Linked, 0.625%, 7/15/21	United States	1,659,339			1,741,528
Total U.S. Government and Agency Securities (Cost $16,017,525)					16,397,143
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 5.5%
Banks 3.3%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,807,000			1,861,192
[g]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 3.517%, 6/25/34	United States	2,160,784			2,197,885
Bear Stearns Commercial Mortgage Securities Inc.,
[g] 2006-PW11, AJ, FRN, 5.598%, 3/11/39	United States	1,000,000			1,025,745
[g] 2006-PW12, AJ, FRN, 5.751%, 9/11/38	United States	1,440,000			1,479,990
2006-PW13, AJ, 5.611%, 9/11/41	United States	5,100,000			5,255,973
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,882,000			1,874,499
[g] 2007-C6, AM, FRN, 5.90%, 6/10/17	United States	2,500,000			2,665,973
[g]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	2,700,000			2,632,163
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000			1,247,549
Greenwich Capital Commercial Funding Corp.,
[g] 2006-GG7, AJ, FRN, 6.014%, 7/10/38	United States	2,560,000			2,623,128
2007-GG9, AM, 5.475%, 3/10/39	United States	1,030,000			1,087,503
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	760,000			786,585
[g] 2006-LDP7, AJ, FRN, 6.057%, 4/15/45	United States	1,680,000			1,691,390

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
[g]Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.554%, 8/25/35	United States	350,000		325,864
[g]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.679%, 3/12/44	United States	200,000		204,662
Wells Fargo Mortgage Backed Securities Trust,
[g] 2004-W, A9, FRN, 2.616%, 11/25/34	United States	1,120,027		1,140,190
2007-3, 3A1, 5.50%, 4/25/37	United States	347,594		359,664
				28,459,955
Diversified Financials 2.2%
[d,g]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.262%, 11/25/20	United States	1,380,000		1,371,306
[d,g]Atrium CDO Corp., 10A, C, 144A, FRN, 2.854%, 7/16/25	United States	1,400,000		1,375,612
[d,g]Atrium XI, 11A, C, 144A, FRN, 3.435%, 10/23/25	Cayman Islands	1,820,000		1,828,572
[d,g]BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.62%, 5/26/35	United States	440,000		441,032
[d,g]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.856%, 1/27/25	Cayman Islands	1,130,000		1,091,704
[d,g]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.607%, 3/11/21	United States	1,251,000		1,187,237
[d,g]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.255%, 1/30/25	Cayman Islands	784,314		781,906
[d,g]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.656%, 7/26/21	United States	960,000		937,939
[d,g]ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.253%, 10/15/21	United States	860,000		842,052
[d,g]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.486%, 10/20/43	United States	1,310,506		1,305,401
[d,g]Eaton Vance CDO Ltd., 2014-1A,
B, 144A, FRN, 2.303%, 7/15/26	United States	426,000		424,483
C, 144A, FRN, 3.253%, 7/15/26	United States	167,100		166,228
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	2,000,000		1,946,960
[g]Impac Secured Assets Trust, 2007-2, FRN, 0.424%, 4/25/37	United States	328,427		304,248
[d,g]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.153%, 4/15/24	Cayman Islands	270,000		269,833
2013-1A, C, 144A, FRN, 3.753%, 4/15/24	Cayman Islands	440,000		428,274
2013-2A, B, 144A, FRN, 2.936%, 4/25/25	United States	1,080,000		1,065,960
[g]MortgageIT Trust, 2004-1, A2, FRN, 1.074%, 11/25/34	United States	410,785		397,979
[d,g]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.607%, 12/24/39	United States	430,550		423,735
[g]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.484%, 11/25/35	United States	668,500		631,694
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	27,464		27,450
[g]Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.672%, 2/25/35	United States	366,922		354,983
[g,o]Talisman 6 Finance, Reg S, FRN, 0.251%, 10/22/16	Germany	1,454,312	EUR	1,546,301
[g]Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.229%, 4/25/45	United States	356,515		359,136
				19,510,025
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $45,572,581)				47,969,980
Mortgage-Backed Securities 4.5%
[g]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.348%, 1/01/33	United States	54,904		57,362
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	81,262		86,063
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	3,505		3,622
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	274		279
[i]FHLMC Gold 30 Year, 3.50%, 4/01/45	United States	3,148,000		3,299,436
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	383,140		426,393
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	344,481		387,650
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	296,731		338,907
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36	United States	73,174		84,532
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	30,785		35,258
FHLMC Gold 30 Year, 7.50%, 8/01/30 - 7/01/31	United States	1,228		1,353
				4,663,493
[g]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.31% - 2.33%, 4/01/20 - 12/01/34	United States	210,530		223,633
Federal National Mortgage Association (FNMA) Fixed Rate 3.2%
[i]FNMA 15 Year, 2.50%, 7/01/22 - 4/15/30	United States	6,684,129		6,867,308
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	120,624		126,703
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	85,064		89,439
FNMA 15 Year, 5.50%, 3/01/16 - 11/01/18	United States	485,525		511,021
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	711		714
[i]FNMA 30 Year, 3.00%, 4/01/45	United States	7,143,000		7,303,160
[i]FNMA 30 Year, 3.50%, 4/01/45	United States	10,887,000		11,435,603
[i]FNMA 30 Year, 4.00%, 4/01/45	United States	874,000		934,565
FNMA 30 Year, 5.00%, 4/01/30	United States	124,390		138,863

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	344,782	401,067
			27,808,443
Government National Mortgage Association (GNMA) Fixed Rate 0.8%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	420,995	473,929
GNMA I SF 30 Year, 6.50%, 2/15/32	United States	2,145	2,460
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	30,025	31,687
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,622	1,972
[i]GNMA II SF 30 Year, 3.00%, 4/01/45	United States	500,000	514,873
[i]GNMA II SF 30 Year, 3.50%, 4/01/45	United States	4,820,000	5,072,109
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	124,794	140,080
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	142,668	166,089
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	68,326	81,251
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	16,971	20,231
			6,504,681
Total Mortgage-Backed Securities (Cost $38,554,801)			39,257,612
Municipal Bonds 4.0%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	400,000	435,548
California State GO, Various Purpose,
5.25%, 11/01/40	United States	560,000	656,751
Refunding, 5.25%, 3/01/38	United States	1,500,000	1,663,245
Refunding, 5.00%, 4/01/38	United States	2,000,000	2,198,120
Refunding, NATL Insured, 4.50%, 12/01/32	United States	300,000	316,179
Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	290,000	299,405
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/43	United States	300,000	343,617
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works Project,
Series A, 5.00%, 7/01/36	United States	675,000	760,968
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%,
7/01/20	United States	3,000,000	3,086,370
Illinois State GO,
5.877%, 3/01/19	United States	2,000,000	2,239,400
Build America Bonds, 7.35%, 7/01/35	United States	1,000,000	1,195,620
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%, 12/01/43	United States	2,300,000	2,486,392
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	2,650,000	3,064,009
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	1,500,000	1,673,280
4/01/43	United States	1,600,000	1,768,288
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	700,000	750,974
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	500,000	567,455
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	2,430,000	2,760,067
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series C, 5.00%, 3/15/29	United States	1,500,000	1,759,380
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000	2,035,687
Series XX, 5.25%, 7/01/40	United States	165,000	96,938
Puerto Rico Sales Tax FICO Revenue, Capital Appreciation, Refunding, Series A, zero
cpn., 8/01/26	United States	275,000	87,164
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Series A, zero cpn., 8/01/25	United States	320,000	111,274
first subordinate, Series A, 5.75%, 8/01/37	United States	500,000	311,250
first subordinate, Series A, 6.50%, 8/01/44	United States	2,500,000	1,606,250
Refunding, Series A, NATL Insured, zero cpn., 8/01/45	United States	3,700,000	491,508
Refunding, Series B, 6.05%, 8/01/37	United States	915,000	617,716
Refunding, Series B, 6.05%, 8/01/38	United States	1,120,000	750,512
South Carolina State Public Service Authority Revenue, Refunding, Series B, 5.00%,
12/01/38	United States	1,000,000	1,124,710
Total Municipal Bonds (Cost $34,707,516)			35,258,077
		Shares
Escrows and Litigation Trusts 0.0%
[a,j] Comfort Co. Inc., Escrow Account	United States	13,427	—

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
[a,j] NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Escrows and Litigation Trusts (Cost $—)			—
Total Investments before Short Term Investments (Cost $809,951,118)			779,939,878
Short Term Investments (Cost $113,120,721) 12.9%
Money Market Funds 12.9%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	United States	113,120,721	113,120,721
Total Investments (Cost $923,071,839) 102.1%			893,060,599
Other Assets, less Liabilities (2.1)%			(18,568,465)
Net Assets 100.0%			$874,492,134

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The security is owned by FT Holdings Corporation III, a wholly-owned subsidiary of the Fund. See Note 11.
c At March 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $171,654,608, representing 19.63% of net assets.
e Perpetual security with no stated maturity date.
f Defaulted security or security for which income has been deemed uncollectible.
g The coupon rate shown represents the rate at period end.
h Income may be received in additional securities and/or cash.
i A portion or all of the security purchased on a delayed delivery or to-be-announced (TBA) basis.
j Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2015, the aggregate value of these securities was $135,839, representing 0.02% of net assets.
k Principal amount is stated in 100 Mexican Peso Units
l Principal amount of security is adjusted for inflation.
m Principal amount is stated in 1,000 Brazilian Real Units.
n Redemption price at maturity is adjusted for inflation.
o Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2015, the value of this security was
$1,546,301, representing 0.18% of net assets.
p Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
British Pound	DBAB	Buy	323,668	$481,753	5/07/15	$601	$(2,413)
British Pound	DBAB	Sell	1,674,528	2,746,518	5/07/15	263,498	-
Chilean Peso	CITI	Buy	377,668,000	634,203	5/07/15	-	(31,418)
Chilean Peso	JPHQ	Buy	1,598,650,000	2,727,027	5/07/15	-	(175,468)
Euro	BZWS	Sell	4,318,741	5,524,305	5/07/15	877,804	-
Euro	CITI	Sell	1,058,200	1,427,103	5/07/15	288,593	-
Euro	DBAB	Buy	2,900,432	3,186,487	5/07/15	17,733	(83,667)
Euro	DBAB	Sell	10,374,678	13,742,245	5/07/15	2,580,207	-
Euro	GSCO	Sell	369,000	468,398	5/07/15	71,393	-
Euro	JPHQ	Sell	6,561,135	8,572,596	5/07/15	1,513,519	-
Indian Rupee	DBAB	Sell	31,625,000	500,000	5/07/15	-	(4,426)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Japanese Yen	BZWS	Sell	60,047,000	587,731	5/07/15	86,851	-
Japanese Yen	CITI	Sell	31,757,000	310,679	5/07/15	45,780	-
Japanese Yen	DBAB	Sell	27,184,000	265,287	5/07/15	38,533	-
Japanese Yen	HSBC	Sell	147,626,000	1,444,594	5/07/15	213,179	-
Japanese Yen	JPHQ	Sell	366,653,000	3,477,968	5/07/15	419,550	-
Malaysian Ringgit	DBAB	Buy	6,892,000	2,087,852	5/07/15	-	(233,820)
Malaysian Ringgit	DBAB	Sell	3,672,000	998,369	5/07/15	10,556	-
Singapore Dollar	DBAB	Sell	1,249,000	999,240	5/07/15	89,840	-
Euro	BZWS	Sell	529,706	668,870	6/18/15	98,627	-
Euro	CITI	Sell	3,868,000	4,772,277	6/18/15	608,265	-
Euro	DBAB	Buy	553,323	627,690	6/18/15	-	(32,022)
Euro	DBAB	Sell	6,574,489	8,210,401	6/18/15	1,132,778	-
Euro	JPHQ	Sell	2,176,103	2,718,786	6/18/15	376,149	-
Indian Rupee	DBAB	Buy	128,000,000	2,008,473	6/18/15	18,341	-
Japanese Yen	DBAB	Sell	1,175,702,500	10,237,325	6/18/15	424,657	-
Japanese Yen	JPHQ	Sell	548,120,000	4,864,378	6/18/15	299,181	(9,532)
Japanese Yen	MSCO	Sell	12,500,000	110,358	6/18/15	6,031	-
Malaysian Ringgit	DBAB	Buy	623,200	184,734	6/18/15	-	(17,799)
Malaysian Ringgit	HSBC	Buy	376,000	110,530	6/18/15	-	(9,812)
Chilean Peso	BZWS	Buy	477,650,000	764,240	7/23/15	-	(7,252)
Chilean Peso	DBAB	Buy	140,000,000	223,642	7/23/15	-	(1,768)
Euro	BZWS	Sell	167,374	199,799	7/23/15	19,512	-
Euro	DBAB	Sell	1,404,872	1,677,880	7/23/15	164,619	-
Euro	JPHQ	Sell	4,984,544	5,954,900	7/23/15	585,786	-
Indian Rupee	CITI	Buy	4,537,000	71,562	7/23/15	-	(146)
Indian Rupee	DBAB	Buy	307,316,000	4,692,564	7/23/15	144,775	-
Indian Rupee	HSBC	Buy	144,338,000	2,201,953	7/23/15	70,014	-
Indian Rupee	JPHQ	Buy	23,701,000	361,682	7/23/15	11,386	-
Japanese Yen	BZWS	Sell	136,513,000	1,151,736	7/23/15	11,696	-
Japanese Yen	CITI	Sell	127,820,000	1,076,841	7/23/15	9,397	-
Japanese Yen	DBAB	Sell	607,629,000	5,116,962	7/23/15	42,561	-
Japanese Yen	GSCO	Sell	42,760,000	361,378	7/23/15	4,282	-
Japanese Yen	HSBC	Sell	247,910,000	2,094,586	7/23/15	24,253	-
Japanese Yen	JPHQ	Sell	149,719,000	1,264,812	7/23/15	14,486	-
Singapore Dollar	DBAB	Buy	2,636,400	1,965,451	7/23/15	-	(49,495)
Singapore Dollar	JPHQ	Buy	694,000	513,960	7/23/15	-	(9,608)
Euro	DBAB	Sell	2,242,876	2,547,795	8/27/15	130,416	-
Euro	JPHQ	Sell	1,788,861	2,047,826	8/27/15	119,785	-
Japanese Yen	DBAB	Sell	257,790,000	2,201,076	8/27/15	46,951	-
Japanese Yen	HSBC	Sell	85,800,000	733,102	8/27/15	16,146	-
Japanese Yen	JPHQ	Sell	181,500,000	1,550,801	8/27/15	34,165	-
British Pound	DBAB	Sell	380,363	587,280	9/17/15	23,718	-
Chilean Peso	DBAB	Buy	314,000,000	496,051	9/17/15	-	(1,085)
Chilean Peso	JPHQ	Buy	234,301,000	372,054	9/17/15	-	(2,720)
Chilean Peso	MSCO	Buy	220,380,000	349,449	9/17/15	-	(2,059)
Euro	BZWS	Sell	132,570	150,743	9/17/15	7,807	-
Euro	DBAB	Sell	4,905,869	5,295,003	9/17/15	17,942	(12,417)
Euro	HSBC	Sell	142,717	162,336	9/17/15	8,460	-
Euro	JPHQ	Sell	2,118,679	2,409,747	9/17/15	125,401	-
Japanese Yen	DBAB	Sell	1,020,022,000	8,584,415	9/17/15	59,444	(1,505)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
Japanese Yen	HSBC	Sell	80,270,000	677,184	9/17/15	6,198	-
Japanese Yen	JPHQ	Sell	235,580,000	1,986,825	9/17/15	17,585	-
Singapore Dollar	DBAB	Buy	4,665,140	3,434,290	9/17/15	-	(48,425)
Singapore Dollar	HSBC	Buy	837,000	616,597	9/17/15	-	(9,119)
Singapore Dollar	JPHQ	Buy	4,945,200	3,649,325	9/17/15	-	(60,197)
Unrealized appreciation (depreciation)						11,198,451	(806,173)
Net unrealized appreciation (depreciation)						$10,392,278
[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2015, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Sw ap Contracts
			Periodic		Upfront
	Counterpartya /	Notional	Payment	Expiration	Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount [b]	Rate	Date	Paid (Received)	Appreciation	Depreciation	Value	Rating [c]
OTC Sw aps
Contracts to Sell Protection[d]
MCDX.NA.21	CITI	7,000,000	1.00%	12/20/18	(98,315)	69,553	-	(28,762)	Non
									Investment
									Grade
MCDX.NA.23	CITI	3,000,000	1.00%	12/20/19	18,707	-	(5,795)	12,912	Non
									Investment
									Grade
Unrealized appreciation (depreciation)						69,553	(5,795)
Net unrealized appreciation (depreciation)						$63,758

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
CITI	(899,433)

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securiites for traded index sw aps.

ABBREVIATIONS

Counterparty

BZWS Barclays Bank PLC
CITI Citigroup, Inc.
DBAB Deutsche Bank AG
GSCO The Goldman Sachs Group, Inc.
HSBC HSBC Bank USA, N.A.
JPHQ JP Morgan Chase & Co.
MSCO Morgan Stanley

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Currency

BRL Brazilian Real
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
KRW South Korean Won
LKR Sri Lankan Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
UYU Uruguayan Peso

Selected Portfolio

AGMC Assured Guaranty Municipal Corp.
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
EDA Economic Development Authority
FICO Financing Corp.
FRN Floating Rate Note
GO General Obligation
HDC Housing Development Corp.
ISD Independent School District
NATL National Public Financial Guarantee Corp.
PIK Payment-In-Kind
PSF Permanent School Fund

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Franklin U.S. Government Securities VIP Fund	Principal Amount*	Value
Corporate Bonds 0.9%
New Valley Generation IV, secured bond, 4.687%, 1/15/22	2,616,461	$2,861,922
Private Export Funding Corp., secured bond, 2.80%, 5/15/22	9,000,000	9,371,466
Total Corporate Bonds (Cost $12,261,823)		12,233,388
Foreign Government and Agency Securities 0.2%
[a]International Bank for Reconstruction and Development,
2, zero cpn., 2/15/16 (Supranational)	1,868,000	1,858,612
Principal Strip, 7/15/17 (Supranational)	1,761,000	1,703,274
Total Foreign Government and Agency Securities (Cost $3,570,228)		3,561,886
Mortgage-Backed Securities 78.0%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 6.5%
FHLMC, 1.607% - 2.233%, 10/01/16 - 6/01/42	4,728,557	4,962,855
FHLMC, 2.236%, 6/01/37	11,413,559	12,105,632
FHLMC, 2.237% - 2.275%, 12/01/22 - 4/01/38	3,836,042	4,072,539
FHLMC, 2.276%, 6/01/36	11,897,751	12,699,529
FHLMC, 2.28% - 2.302%, 10/01/22 - 10/01/38	12,510,826	13,352,842
FHLMC, 2.31% - 2.38%, 2/01/19 - 7/01/41	11,086,783	11,808,046
FHLMC, 2.382% - 2.555%, 12/01/18 - 9/01/38	13,315,287	14,205,049
FHLMC, 2.555%, 4/01/40	13,461,388	14,402,995
FHLMC, 2.562% - 6.091%, 8/01/24 - 8/01/41	5,584,848	5,904,053
		93,513,540
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.3%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25	2,895,949	3,089,450
FHLMC Gold 30 Year, 3.00%, 5/01/43	654,625	669,621
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43	7,408,127	7,814,569
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 12/01/41	12,497,722	13,395,536
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41	5,710,866	6,232,463
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40	7,854,703	8,719,744
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38	2,778,386	3,131,939
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	1,947,516	2,229,971
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	779,831	896,011
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32	317,701	359,922
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	5,565	5,926
FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22	6,632	7,622
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	561,723	694,085
FHLMC PC 30 Year, 8.00%, 1/01/17 - 5/01/17	2,280	2,286
FHLMC PC 30 Year, 8.50%, 9/01/20	373	388
		47,249,533
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 12.0%
FNMA, 0.882% - 1.989%, 4/01/16 - 10/01/44	13,162,016	13,790,645
FNMA, 1.99% - 2.025%, 2/01/17 - 3/01/37	7,100,253	7,538,271
FNMA, 2.025% - 2.129%, 11/01/17 - 1/01/40	11,553,736	12,256,733
FNMA, 2.13% - 2.136%, 11/01/32 - 10/01/35	13,307,775	14,167,028
FNMA, 2.138% - 2.172%, 1/01/24 - 8/01/37	3,833,684	4,088,674
FNMA, 2.172% - 2.179%, 1/01/18 - 1/01/37	13,366,153	14,249,134
FNMA, 2.183% - 2.259%, 1/01/17 - 10/01/41	12,366,555	13,156,378
FNMA, 2.259% - 2.272%, 6/01/27 - 9/01/36	3,986,293	4,249,356
FNMA, 2.272% - 2.29%, 10/01/19 - 9/01/39	11,941,298	12,747,509
FNMA, 2.29% - 2.315%, 9/01/23 - 4/01/38	5,671,397	6,050,196
FNMA, 2.316% - 2.334%, 8/01/27 - 4/01/40	10,187,119	10,771,649
FNMA, 2.334% - 2.419%, 6/01/21 - 12/01/40	10,729,862	11,412,450
FNMA, 2.419%, 9/01/37	33,561,713	35,951,018
FNMA, 2.423% - 7.21%, 8/01/18 - 11/01/47	12,058,005	12,690,981
		173,120,022
Federal National Mortgage Association (FNMA) Fixed Rate 5.8%
FNMA 15 Year, 5.50%, 6/01/16 - 1/01/25	2,920,451	3,228,593
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	115,255	119,121
FNMA 30 Year, 3.00%, 12/01/42	320,171	327,741
FNMA 30 Year, 4.00%, 1/01/41 - 6/01/41	9,987,986	10,713,936

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
FNMA 30 Year, 4.00%, 8/01/41	5,308,603	5,694,068
FNMA 30 Year, 4.50%, 8/01/40 - 12/01/40	9,594,879	10,509,752
FNMA 30 Year, 4.50%, 4/01/41 - 6/01/41	5,285,231	5,791,822
FNMA 30 Year, 4.50%, 12/01/43	19,429,926	21,221,049
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	11,052,262	12,302,435
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	3,473,592	3,923,969
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	5,180,329	5,916,059
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	869,616	999,487
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	33,666	36,430
FNMA 30 Year, 8.00%, 3/01/22 - 2/01/25	124,139	130,364
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	1,126	1,221
FNMA 30 Year, 9.00%, 10/01/26	113,123	125,347
FNMA GL 30 Year, 8.00%, 8/01/19	14,065	14,298
FNMA PL 30 Year, 5.50%, 4/01/34	1,746,825	1,955,994
		83,011,686
Government National Mortgage Association (GNMA) Fixed Rate 50.4%
GNMA I SF 30 Year, 3.00%, 7/15/42	724,487	752,261
GNMA I SF 30 Year, 4.50%, 1/15/39 - 11/15/39	10,889,087	12,116,612
GNMA I SF 30 Year, 4.50%, 11/15/39 - 5/15/40	12,597,683	13,964,698
GNMA I SF 30 Year, 4.50%, 5/15/40 - 6/15/41	12,072,373	13,418,727
GNMA I SF 30 Year, 5.00%, 6/15/30 - 2/15/39	8,963,605	10,067,954
GNMA I SF 30 Year, 5.00%, 4/15/39 - 10/15/39	11,450,956	12,852,481
GNMA I SF 30 Year, 5.00%, 10/15/39 - 1/15/40	9,036,454	10,243,152
GNMA I SF 30 Year, 5.00%, 2/15/40 - 4/15/40	12,537,243	14,213,191
GNMA I SF 30 Year, 5.00%, 4/15/40 - 9/15/40	5,809,697	6,538,698
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	11,239,926	12,766,640
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	6,175,773	7,113,608
GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38	2,991,956	3,462,567
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	852,641	913,449
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	811,800	955,236
GNMA I SF 30 Year, 8.00%, 3/15/17 - 5/15/24	226,457	237,912
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	86,724	91,568
GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20	17,593	17,685
GNMA I SF 30 Year, 9.50%, 7/15/16 - 12/15/20	64,201	66,429
GNMA I SF 30 Year, 10.00%, 11/15/17 - 8/15/21	36,351	38,189
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/45	4,578,999	4,728,213
GNMA II SF 30 Year, 3.50%, 12/20/40 - 7/20/42	4,685,492	4,945,432
GNMA II SF 30 Year, 3.50%, 8/20/42	14,338,856	15,134,906
GNMA II SF 30 Year, 3.50%, 9/20/42	40,342,667	42,582,384
GNMA II SF 30 Year, 3.50%, 10/20/42	12,379,615	13,066,905
GNMA II SF 30 Year, 3.50%, 11/20/42	24,469,885	25,828,413
GNMA II SF 30 Year, 3.50%, 12/20/42	18,005,312	19,004,939
GNMA II SF 30 Year, 3.50%, 1/20/43	30,359,512	32,045,028
GNMA II SF 30 Year, 3.50%, 3/20/43	11,598,144	12,242,071
GNMA II SF 30 Year, 3.50%, 4/20/43	14,703,946	15,520,318
GNMA II SF 30 Year, 3.50%, 5/20/43	25,564,760	26,984,133
GNMA II SF 30 Year, 3.50%, 6/20/43 - 8/20/43	12,281,564	12,963,452
GNMA II SF 30 Year, 3.50%, 12/20/44	47,819,513	50,411,892
GNMA II SF 30 Year, 3.50%, 1/20/45	14,764,862	15,569,000
GNMA II SF 30 Year, 4.00%, 11/20/39 - 12/20/40	11,116,822	11,937,983
GNMA II SF 30 Year, 4.00%, 1/20/41 - 3/20/41	10,918,434	11,727,642
GNMA II SF 30 Year, 4.00%, 7/20/41 – 9/20/41	5,416,049	5,817,094
GNMA II SF 30 Year, 4.00%, 11/20/41	15,153,044	16,275,126
GNMA II SF 30 Year, 4.00%, 12/20/41 - 2/20/44	5,705,848	6,200,968
GNMA II SF 30 Year, 4.00%, 9/20/44	18,416,161	19,736,420
GNMA II SF 30 Year, 4.00%, 11/20/44	29,732,781	31,885,781
GNMA II SF 30 Year, 4.00%, 12/20/44	71,518,059	76,721,341
GNMA II SF 30 Year, 4.50%, 10/20/39 – 4/20/41	12,035,251	13,151,540
GNMA II SF 30 Year, 4.50%, 5/20/41	5,607,300	6,117,760
GNMA II SF 30 Year, 4.50%, 6/20/41	8,083,846	8,817,929
GNMA II SF 30 Year, 4.50%, 7/20/41	8,314,837	9,070,095
GNMA II SF 30 Year, 4.50%, 9/20/41	12,554,458	13,687,369
GNMA II SF 30 Year, 4.50%, 10/20/41 - 3/20/42	10,328,962	11,268,201
GNMA II SF 30 Year, 4.50%, 2/20/44	6,725,554	7,311,530
GNMA II SF 30 Year, 4.50%, 10/20/44	9,908,187	10,779,454

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
GNMA II SF 30 Year, 5.00%, 9/20/33 - 6/20/40	12,535,562	14,066,773
GNMA II SF 30 Year, 5.00%, 8/20/41 - 10/20/42	8,830,435	9,878,151
GNMA II SF 30 Year, 5.00%, 6/20/44	8,801,021	9,797,264
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	9,713,778	11,007,885
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	5,883,222	6,769,823
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	805,076	951,600
GNMA II SF 30 Year, 7.00%, 5/20/32	13,752	17,064
GNMA II SF 30 Year, 7.50%, 11/20/17 - 5/20/33	162,935	187,092
GNMA II SF 30 Year, 8.00%, 9/20/16 - 8/20/26	9,600	11,729
GNMA II SF 30 Year, 9.50%, 4/20/25	2,580	2,593
		724,054,350
Total Mortgage-Backed Securities (Cost $1,103,140,965)		1,120,949,131
U.S. Government and Agency Securities 19.1%
AID-Israel,
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	4,773,470
U.S. Government Guaranteed, Strip, 5/01/17	5,000,000	4,907,380
Federal Agricultural Mortgage Corp.,
1.41%, 3/06/20	10,000,000	9,821,060
2.66%, 4/12/22	7,000,000	7,347,942
4.30%, 5/13/19	1,010,000	1,126,774
[c]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	13,000,000	14,106,235
FFCB, 1.50%, 11/16/15	10,000,000	10,077,780
FHLB,
4.75%, 12/16/16	17,000,000	18,218,492
5.25%, 6/05/17	9,000,000	9,875,592
FICO,
1P, Strip, 5/11/18	10,000,000	9,675,210
12, Strip, 6/06/18	4,627,000	4,433,055
13P, Strip, 12/27/18	2,500,000	2,382,785
15, Strip, 3/07/16	15,000,000	14,922,480
15P, Strip, 3/07/19	1,798,000	1,702,789
16, Strip, 4/05/17	12,367,000	12,163,959
A-P, Strip, 2/08/18	1,000,000	965,191
B-P, Strip, 4/06/18	1,405,000	1,360,769
D-P, Strip, 9/26/19	7,605,000	7,101,313
E-P, Strip, 11/02/18	8,896,000	8,458,361
FNMA, senior note, 5.375%, 6/12/17	17,800,000	19,593,243
Government of Tunisia, 1.686%, 7/16/19	7,000,000	7,100,100
Overseas Private Investment Corp., A, zero cpn,
2/18/18	682,174	694,930
11/15/20	2,575,000	2,999,891
SBA,
[b]FRN, 3.125%, 3/25/18	227,594	228,201
PC, 1995-20L, 1, 6.45%, 12/01/15	39,924	40,701
PC, 1996-20L, 1, 6.70%, 12/01/16	84,941	87,524
PC, 1997-20G, 1, 6.85%, 7/01/17	89,743	93,101
PC, 1998-20I, 1, 6.00%, 9/01/18	323,620	337,447
TVA,
1.875%, 8/15/22	6,000,000	5,851,002
5.88%, 4/01/36	5,000,000	7,031,410
Strip, 11/01/18	2,644,000	2,504,302
Strip, 6/15/19	5,973,000	5,573,251
Strip, 6/15/20	6,138,000	5,594,443
[d]U.S. Treasury Bond, Index Linked,
0.125%, 4/15/19	9,975,374	10,175,660
2.00%, 1/15/26	12,954,466	15,377,353
U.S. Treasury Note,
0.875%, 11/30/16	2,500,000	2,516,405
1.25%, 1/31/19	10,000,000	10,036,720
1.75%, 10/31/18	3,000,000	3,070,314
2.50%, 4/30/15	6,950,000	6,963,031
4.25%, 8/15/15	20,000,000	20,307,820
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	5,000,000	5,098,430
Total U.S. Government and Agency Securities (Cost $268,974,273)		274,695,916

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $1,387,947,289)		1,411,440,321

Short Term Investments (Cost $20,119,726) 1.4%
Repurchase Agreements 1.4%
[e]Joint Repurchase Agreement, 0.091%, 4/01/15 (Maturity Value $20,119,777)	20,119,726	20,119,726
BNP Paribas Securities Corp. (Maturity Value $2,813,952)
HSBC Securities (USA) Inc. (Maturity Value $11,818,558)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $5,487,267)
Collateralized by U.S. Government Agency Securities, 0.146% - 0.214%, 8/26/16 - 9/12/17;
and U.S. Treasury Notes, 1.50% - 2.75%, 2/28/18 - 11/15/21 (valued at $20,528,528)

Total Investments (Cost $1,408,067,015) 99.6%		1,431,560,047
Other Assets, less Liabilities 0.4%		5,857,508
Net Assets 100.0%		$1,437,417,555

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aA supranational organization is an entity formed by two or more central governments through international treaties.
bThe coupon rate shown represents the rate at period end.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the value of this security was $14,106,235, representing 0.98% of net assets.
dPrincipal amount of security is adjusted for inflation.
eInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FICO - Financing Corp.
FRN - Floating Rate Note
GL - Government Loan
PC - Participation Certificate
PL - Project Loan
SBA - Small Business Administration
SF - Single Family
TVA - Tennessee Valley Authority

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Templeton Developing Markets VIP Fund	Industry	Shares	Value
Common Stocks 83.2%
Argentina 0.2%
[a]Grupo Clarin SA, B, GDR, Reg S	Media	65,555	$911,215

Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	21,610	593,971

Belgium 4.0%
Anheuser-Busch InBev NV	Beverages	120,577	14,755,590

Brazil 0.6%
Cia Hering	Specialty Retail	24,200	124,297
M Dias Branco SA	Food Products	82,100	2,214,103
			2,338,400
China 20.1%
[b]Aluminum Corp. of China Ltd., H	Metals & Mining	4,099,400	2,019,917
Brilliance China Automotive Holdings Ltd.	Automobiles	9,805,700	18,820,509
China Construction Bank Corp., H	Banks	6,923,300	5,742,142
China Life Insurance Co. Ltd., H	Insurance	1,667,000	7,289,288
China Mobile Ltd.	Wireless Telecommunication
	Services	440,000	5,732,233
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	8,136,000	6,475,092
[b]China Shipping Development Co. Ltd., H	Marine	5,560,300	4,080,941
Industrial and Commercial Bank of China Ltd., H	Banks	7,224,300	5,320,858
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	50,300	74,092
NetEase Inc., ADR	Internet Software & Services	31,003	3,264,616
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	7,894,600	8,726,916
Tencent Holdings Ltd.	Internet Software & Services	250,000	4,749,989
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	2,624,700	2,248,006
			74,544,599
Greece 0.3%
[b]National Bank of Greece SA	Banks	898,541	1,062,871

Hong Kong 0.7%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	187,433	1,759,996
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	429,200	811,603
			2,571,599
India 12.7%
Biocon Ltd.	Biotechnology	545,046	4,107,210
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	132,420	7,417,997
Infosys Ltd.	IT Services	127,068	4,526,156
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	138,200	1,832,953
Tata Consultancy Services Ltd.	IT Services	438,340	17,975,739
Tata Motors Ltd.	Automobiles	1,285,800	11,359,449
			47,219,504
Indonesia 3.6%
Astra International Tbk PT	Automobiles	12,653,700	8,298,698
Bank Danamon Indonesia Tbk PT	Banks	5,378,100	2,108,051
Semen Indonesia (Persero) Tbk PT	Construction Materials	3,016,000	3,148,635
			13,555,384
Kenya 0.6%
Kenya Commercial Bank Ltd.	Banks	3,449,700	2,240,065

Pakistan 0.4%
United Bank Ltd.	Banks	931,200	1,406,600

Peru 0.4%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	153,850	1,558,500

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Philippines 2.1%
Ayala Corp.	Diversified Financial Services	222,530	3,958,191
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	13,485,300	3,149,939
[b]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	4,316,800	884,705
			7,992,835
South Africa 11.9%
Kumba Iron Ore Ltd.	Metals & Mining	38,544	496,013
MTN Group Ltd.	Wireless Telecommunication
	Services	373,611	6,318,077
Naspers Ltd., N	Media	121,196	18,695,681
Remgro Ltd.	Diversified Financial Services	814,424	17,857,346
Truworths International Ltd.	Specialty Retail	139,837	1,018,116
			44,385,233
South Korea 3.5%
Hyundai Development Co.	Construction & Engineering	86,880	4,465,952
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	3,498	4,545,725
[b]SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	46,511	4,001,505
			13,013,182
Switzerland 0.6%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	28,178	2,270,595

Taiwan 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	3,034,000	14,124,948

Thailand 11.2%
Kasikornbank PCL, fgn.	Banks	619,000	4,373,886
Land and Houses PCL, fgn.	Real Estate Management &
	Development	10,257,300	3,119,732
Land and Houses PCL, NVDR	Real Estate Management &
	Development	6,441,600	1,929,511
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	642,000	2,149,862
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	593,300	5,887,432
Quality Houses PCL, fgn.	Real Estate Management &
	Development	365,300	42,422
Siam Commercial Bank PCL, fgn.	Banks	2,869,800	15,693,530
Thai Beverage PCL, fgn.	Beverages	14,863,200	8,286,520
			41,482,895
Turkey 1.4%
Akbank TAS	Banks	1,089,000	3,206,763
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	91,900	2,180,852
			5,387,615
United Kingdom 3.6%
Unilever PLC	Food Products	318,597	13,302,088

United States 1.3%
Avon Products Inc.	Personal Products	582,973	4,657,954

Total Common Stocks (Cost $263,018,832)			309,375,643
Participatory Notes 0.5%
Saudi Arabia 0.5%
[c]Deutsche Bank AG/London, Etihad Etisalat Co., 144A, 9/27/16	Wireless Telecommunication
	Services	66,819	680,463
[c]HSBC Bank PLC, Etihad Etisalat Co., 144A, 11/20/17	Wireless Telecommunication
	Services	102,495	1,043,776
Total Participatory Notes (Cost $2,397,139)			1,724,239
Preferred Stocks 6.0%
Brazil 5.3%
Banco Bradesco SA, ADR, pfd.	Banks	40,580	376,582
Itau Unibanco Holding SA, ADR, pfd.	Banks	1,090,710	12,063,253

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	572,800	3,488,352
Vale SA, ADR, pfd., A	Metals & Mining	747,400	3,624,890
			19,553,077
Chile 0.7%
Embotelladora Andina SA, pfd., A	Beverages	417,217	901,910
Sociedad Quimica y Minera de Chile SA, ADR, pfd., B	Chemicals	94,287	1,720,738
			2,622,648
Total Preferred Stocks (Cost $38,720,897)			22,175,725
Total Investments before Short Term Investments (Cost $304,136,868)			333,275,607

Short Term Investments (Cost $22,333,587) 6.0%
Money Market Funds 6.0%
United States 6.0%
[b,d]Institutional Fiduciary Trust Money Market Portfolio		22,333,587	22,333,587
Total Investments (Cost $326,470,455) 95.7%			355,609,194
Other Assets, less Liabilities 4.3%			15,977,864
Net Assets 100.0%			$371,587,058

a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
b Non-income producing.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $1,724,239, representing 0.46% of net assets.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Templeton Foreign VIP Fund	Country	Shares	Value
Common Stocks 97.3%
Aerospace & Defense 1.1%
BAE Systems PLC	United Kingdom	3,443,320	$26,735,837

Airlines 0.7%
Deutsche Lufthansa AG	Germany	1,207,980	16,990,937

Auto Components 2.3%
Cie Generale des Etablissements Michelin, B	France	301,290	30,004,918
Hyundai Mobis Co. Ltd.	South Korea	118,532	26,349,471
			56,354,389
Automobiles 3.9%
Hyundai Motor Co.	South Korea	100,134	15,216,012
Nissan Motor Co. Ltd.	Japan	4,327,500	44,158,899
[a]Toyota Motor Corp., ADR	Japan	262,491	36,719,866
			96,094,777
Banks 13.8%
Bangkok Bank PCL, fgn.	Thailand	2,069,000	11,791,075
Barclays PLC	United Kingdom	5,471,520	19,687,860
BNP Paribas SA	France	898,450	54,655,004
DBS Group Holdings Ltd.	Singapore	929,520	13,792,244
Hana Financial Group Inc.	South Korea	1,636,205	42,422,370
HSBC Holdings PLC	United Kingdom	4,015,600	34,522,356
[b]ING Groep NV, IDR	Netherlands	1,898,874	27,862,464
KB Financial Group Inc., ADR	South Korea	1,189,645	41,804,125
Societe Generale SA	France	391,870	18,950,241
Standard Chartered PLC	United Kingdom	1,388,570	22,520,928
UniCredit SpA	Italy	5,333,111	36,302,302
United Overseas Bank Ltd.	Singapore	985,000	16,510,586
			340,821,555
Beverages 0.7%
Suntory Beverage & Food Ltd.	Japan	377,600	16,212,088

Building Products 0.9%
Compagnie de Saint-Gobain	France	527,310	23,189,215

Capital Markets 2.7%
Credit Suisse Group AG	Switzerland	1,976,558	53,253,358
GAM Holding Ltd.	Switzerland	639,660	13,297,450
			66,550,808
Chemicals 1.3%
Akzo Nobel NV	Netherlands	407,380	30,849,317

Construction & Engineering 1.3%
Carillion PLC	United Kingdom	3,750,730	18,185,718
Sinopec Engineering Group Co. Ltd.	China	15,049,000	13,063,890
			31,249,608
Construction Materials 0.9%
CRH PLC	Ireland	811,570	21,146,049

Diversified Financial Services 1.7%
BM&F BOVESPA SA	Brazil	2,189,700	7,653,321
Deutsche Boerse AG	Germany	419,350	34,299,106
			41,952,427
Diversified Telecommunication Services 4.0%
China Telecom Corp. Ltd., H	China	52,438,357	33,616,716
Singapore Telecommunications Ltd.	Singapore	4,671,000	14,910,163
Telefonica SA, ADR	Spain	2,270,951	32,588,147

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Telenor ASA	Norway	928,054	18,779,424
			99,894,450
Electrical Equipment 0.7%
ABB Ltd.	Switzerland	838,920	17,810,970

Electronic Equipment, Instruments & Components 1.3%
[b]Flextronics International Ltd.	Singapore	1,016,230	12,880,715
Kingboard Chemical Holdings Ltd.	Hong Kong	11,646,000	18,446,967
			31,327,682
Energy Equipment & Services 5.8%
Ensign Energy Services Inc.	Canada	1,965,300	15,410,162
Petrofac Ltd.	United Kingdom	2,312,160	32,682,141
[b]Saipem SpA	Italy	1,138,333	11,622,890
[b]SBM Offshore NV	Netherlands	2,181,370	27,151,897
[c]Subsea 7 SA	United Kingdom	1,397,990	12,043,105
Technip SA	France	604,680	36,654,177
Trican Well Service Ltd.	Canada	2,373,000	6,464,664
			142,029,036
Food & Staples Retailing 3.0%
Metro AG	Germany	489,650	16,636,193
Tesco PLC	United Kingdom	15,808,630	56,707,441
			73,343,634
Health Care Equipment & Supplies 0.7%
Getinge AB, B	Sweden	737,270	18,286,957

Health Care Providers & Services 1.5%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	6,434,800	16,973,765
Sinopharm Group Co.	China	5,059,200	20,621,429
			37,595,194
Industrial Conglomerates 1.6%
Hutchison Whampoa Ltd.	Hong Kong	988,239	13,703,146
Siemens AG	Germany	233,124	25,244,472
			38,947,618
Insurance 8.3%
ACE Ltd.	United States	307,649	34,299,787
Aegon NV	Netherlands	4,446,700	35,141,146
Aviva PLC	United Kingdom	3,200,110	25,630,578
AXA SA	France	1,685,708	42,517,490
China Life Insurance Co. Ltd., H	China	6,096,000	26,655,969
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	68,060	14,692,555
[b,d]NN Group NV, 144A	Netherlands	453,400	12,861,930
Swiss Re AG	Switzerland	130,190	12,607,676
			204,407,131
Life Sciences Tools & Services 1.7%
Lonza Group AG	Switzerland	121,930	15,245,956
[b]MorphoSys AG	Germany	116,110	7,342,951
[b]QIAGEN NV	Netherlands	807,901	20,390,180
			42,979,087
Metals & Mining 2.2%
HudBay Minerals Inc.	Canada	2,891,000	23,650,316
POSCO	South Korea	136,907	30,187,273
			53,837,589
Multiline Retail 1.5%
Marks & Spencer Group PLC	United Kingdom	4,756,720	37,745,144

Oil, Gas & Consumable Fuels 8.5%
BP PLC	United Kingdom	5,463,315	35,386,626
Dragon Oil PLC	Turkmenistan	1,624,250	14,370,208
Eni SpA	Italy	1,319,747	22,891,533
Kunlun Energy Co. Ltd.	China	9,072,000	8,811,459
LUKOIL Holdings, ADR	Russia	160,535	7,435,981

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Royal Dutch Shell PLC, A	United Kingdom	16,803	500,438
Royal Dutch Shell PLC, B	United Kingdom	1,094,263	34,066,999
Suncor Energy Inc.	Canada	901,700	26,351,798
Talisman Energy Inc.	Canada	2,957,400	22,675,580
Total SA, B	France	763,826	38,009,372
			210,499,994
Pharmaceuticals 12.3%
Bayer AG	Germany	212,040	31,911,008
GlaxoSmithKline PLC	United Kingdom	2,772,585	63,576,129
Merck KGaA	Germany	233,460	26,247,404
Novartis AG	Switzerland	252,140	24,949,327
Roche Holding AG	Switzerland	179,480	49,520,004
Sanofi	France	513,135	50,726,948
Teva Pharmaceutical Industries Ltd., ADR	Israel	712,823	44,408,873
UCB SA	Belgium	160,740	11,641,566
			302,981,259
Real Estate Management & Development 0.0%†
CK Hutchison Holdings Ltd.	Hong Kong	922	18,898
Semiconductors & Semiconductor Equipment 2.0%
[b]GCL-Poly Energy Holdings Ltd.	China	138,306,000	36,928,460
Infineon Technologies AG	Germany	1,103,225	13,204,109
			50,132,569
Software 1.0%
Capcom Co. Ltd.	Japan	1,211,400	24,127,008
Specialty Retail 1.3%
Kingfisher PLC	United Kingdom	5,856,576	33,060,719
Technology Hardware, Storage & Peripherals 4.9%
CANON Inc.	Japan	521,800	18,479,420
Konica Minolta Inc.	Japan	864,300	8,797,918
Samsung Electronics Co. Ltd.	South Korea	71,408	92,796,205
			120,073,543
Trading Companies & Distributors 1.7%
Daewoo International Corp.	South Korea	496,809	11,895,244
ITOCHU Corp.	Japan	2,838,600	30,799,816
			42,695,060
Wireless Telecommunication Services 2.0%
China Mobile Ltd.	China	1,903,500	24,798,424
Mobile TeleSystems, ADR	Russia	369,312	3,730,051
Vodafone Group PLC, ADR	United Kingdom	671,535	21,945,764
			50,474,239
Total Common Stocks (Cost $2,154,189,393)			2,400,414,788
Preferred Stocks (Cost $11,136,802) 0.1%
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	517,880	3,153,889

Total Investments before Short Term Investments (Cost $2,165,326,195)			2,403,568,677
Short Term Investments 3.8%
Money Market Funds (Cost $58,907,571) 2.4%
[b,e]Institutional Fiduciary Trust Money Market Portfolio	United States	58,907,571	58,907,571
Investments from Cash Collateral Received for Loaned Securities (Cost
$34,367,100) 1.4%
Money Market Funds 1.4%
[b,e]Institutional Fiduciary Trust Money Market Portfolio	United States	34,367,100	34,367,100

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Total Investments (Cost $2,258,600,866) 101.2%	2,496,843,348
Other Assets, less Liabilities (1.2)%	(29,332,153)
Net Assets 100.0%	$2,467,511,195

† Rounds to less than 0.1% of net assets.
a A portion or all of the security is on loan at March 31, 2015.
b Non-income producing.
c A portion or all of the security purchased on a delayed delivery basis.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the value of this security was $12,861,930, representing 0.52% of net assets.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Templeton Global Bond VIP Fund	Principal Amount*			Value
Corporate Bonds (Cost $1,974,867) 0.0%†
Ukraine 0.0%†
[a]State Export-Import Bank of Ukraine, (Biz Finance PLC), loan participation, Reg S,
8.75%, 1/22/18	2,480,000			$1,025,480

Foreign Government and Agency Securities 54.4%
Brazil 3.9%
Letra Tesouro Nacional, Strip,
10/01/15	4,950	[b]	BRL	1,455,929
1/01/16	38,490	[b]	BRL	10,963,544
7/01/16	1,490	[b]	BRL	398,508
10/01/16	4,700	[b]	BRL	1,217,290
1/01/17	46,660	[b]	BRL	11,736,539
1/01/18	28,770	[b]	BRL	6,411,191
Nota Do Tesouro Nacional,
10.00%, 1/01/17	22,490	[b]	BRL	6,697,002
10.00%, 1/01/21	9,240	[b]	BRL	2,564,641
10.00%, 1/01/23	26,700	[b]	BRL	7,227,464
[c] Index Linked, 6.00%, 5/15/15	30,226	[b]	BRL	24,732,483
[c] Index Linked, 6.00%, 8/15/16	14,388	[b]	BRL	11,659,420
[c] Index Linked, 6.00%, 5/15/17	202	[b]	BRL	164,024
[c] Index Linked, 6.00%, 8/15/18	15,665	[b]	BRL	12,621,392
[c] Index Linked, 6.00%, 5/15/19	8,578	[b]	BRL	6,894,306
[c] Index Linked, 6.00%, 8/15/20	1,090	[b]	BRL	873,421
[c] Index Linked, 6.00%, 8/15/22	18,770	[b]	BRL	14,980,256
[c] Index Linked, 6.00%, 5/15/23	5,716	[b]	BRL	4,549,816
[c] Index Linked, 6.00%, 8/15/24	3,110	[b]	BRL	2,468,767
[c] Index Linked, 6.00%, 5/15/45	10,825	[b]	BRL	8,374,081
senior note, 10.00%, 1/01/19	21,390	[b]	BRL	6,127,090
				142,117,164
Hungary 4.1%
Government of Hungary,
5.50%, 2/12/16	436,800,000		HUF	1,616,021
5.50%, 12/22/16	258,730,000		HUF	986,574
4.125%, 2/19/18	14,310,000			14,978,635
4.00%, 4/25/18	629,920,000		HUF	2,378,408
6.50%, 6/24/19	1,445,130,000		HUF	6,009,140
7.50%, 11/12/20	317,540,000		HUF	1,413,357
5.375%, 2/21/23	26,430,000			29,544,115
A, 6.75%, 11/24/17	2,394,300,000		HUF	9,673,378
A, 5.50%, 12/20/18	446,060,000		HUF	1,779,395
A, 7.00%, 6/24/22	1,459,910,000		HUF	6,523,490
A, 6.00%, 11/24/23	1,118,980,000		HUF	4,848,406
B, 6.75%, 2/24/17	597,480,000		HUF	2,340,914
B, 5.50%, 6/24/25	2,661,360,000		HUF	11,317,685
senior note, 6.25%, 1/29/20	6,420,000			7,321,207
senior note, 6.375%, 3/29/21	14,820,000			17,201,648
[a] senior note, Reg S, 3.50%, 7/18/16	1,055,000		EUR	1,177,599
[a] senior note, Reg S, 4.375%, 7/04/17	7,480,000		EUR	8,657,547
[a] senior note, Reg S, 5.75%, 6/11/18	14,475,000		EUR	17,862,798
[a] senior note, Reg S, 3.875%, 2/24/20	3,120,000		EUR	3,786,641
				149,416,958
Iceland 0.3%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	7,660,000			8,841,900

India 2.1%
Government of India,
senior bond, 7.80%, 5/03/20	720,800,000		INR	11,581,956
senior bond, 8.28%, 9/21/27	217,800,000		INR	3,625,255
senior bond, 8.60%, 6/02/28	747,500,000		INR	12,837,295
senior note, 7.28%, 6/03/19	28,000,000		INR	442,334

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
senior note, 8.12%, 12/10/20	541,300,000		INR	8,815,096
senior note, 8.35%, 5/14/22	212,700,000		INR	3,509,697
senior note, 7.16%, 5/20/23	133,700,000		INR	2,062,692
senior note, 8.83%, 11/25/23	1,805,900,000		INR	30,819,012
				73,693,337
Indonesia 2.7%
Government of Indonesia,
7.875%, 4/15/19	50,477,000,000		IDR	3,953,227
8.375%, 3/15/34	81,180,000,000		IDR	6,596,849
FR31, 11.00%, 11/15/20	170,808,000,000		IDR	15,294,866
FR34, 12.80%, 6/15/21	208,649,000,000		IDR	20,290,009
FR35, 12.90%, 6/15/22	67,421,000,000		IDR	6,717,606
FR36, 11.50%, 9/15/19	31,754,000,000		IDR	2,822,486
FR39, 11.75%, 8/15/23	5,491,000,000		IDR	530,727
FR40, 11.00%, 9/15/25	46,856,000,000		IDR	4,470,582
FR43, 10.25%, 7/15/22	69,179,000,000		IDR	6,125,579
FR44, 10.00%, 9/15/24	4,454,000,000		IDR	396,006
FR46, 9.50%, 7/15/23	226,780,000,000		IDR	19,473,599
FR48, 9.00%, 9/15/18	16,920,000,000		IDR	1,369,782
senior bond, FR53, 8.25%, 7/15/21	11,270,000,000		IDR	902,945
senior note, 8.50%, 10/15/16	3,358,000,000		IDR	262,412
senior note, FR70, 8.375%, 3/15/24	108,340,000,000		IDR	8,803,925
				98,010,600
Ireland 1.7%
Government of Ireland, senior bond, 5.40%, 3/13/25	40,422,910		EUR	62,796,950

Lithuania 0.5%
[d]Government of Lithuania, 144A,
7.375%, 2/11/20	12,690,000			15,589,728
6.125%, 3/09/21	3,240,000			3,877,276
				19,467,004
Malaysia 3.7%
Government of Malaysia,
3.835%, 8/12/15	195,045,000		MYR	52,795,470
4.72%, 9/30/15	42,930,000		MYR	11,680,604
3.197%, 10/15/15	177,230,000		MYR	47,866,528
senior bond, 3.814%, 2/15/17	18,885,000		MYR	5,148,828
senior bond, 4.24%, 2/07/18	44,360,000		MYR	12,265,521
senior note, 3.172%, 7/15/16	6,680,000		MYR	1,801,997
				131,558,948
Mexico 7.6%
Government of Mexico,
6.00%, 6/18/15	20,516,700	[e]	MXN	135,353,827
8.00%, 12/17/15	8,264,450	[e]	MXN	55,965,301
6.25%, 6/16/16	5,020,310	[e]	MXN	33,891,539
7.25%, 12/15/16	490,800	[e]	MXN	3,398,220
7.75%, 12/14/17	4,473,000	[e]	MXN	31,753,488
[f]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	596,107	[g]	MXN	4,093,093
3.50%, 12/14/17	597,643	[g]	MXN	4,124,284
4.00%, 6/13/19	410,208	[g]	MXN	2,878,706
2.50%, 12/10/20	323,059	[g]	MXN	2,119,423
				273,577,881
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	11,090,000		PEN	4,102,441

Philippines 0.4%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	53,190,000		PHP	1,223,805
senior bond, 9.125%, 9/04/16	31,840,000		PHP	764,106

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

senior note, 1.625%, 4/25/16	548,000,000	PHP	12,157,901
			14,145,812
Poland 5.9%
Government of Poland,
6.25%, 10/24/15	34,630,000	PLN	9,378,656
5.00%, 4/25/16	61,000,000	PLN	16,674,798
4.75%, 10/25/16	340,685,000	PLN	94,272,047
5.75%, 9/23/22	48,750,000	PLN	16,062,092
[h] FRN, 2.01%, 1/25/17	59,279,000	PLN	15,667,291
[h] FRN, 2.01%, 1/25/21	60,135,000	PLN	15,810,396
Strip, 1/25/16	177,077,000	PLN	46,141,117
			214,006,397
Portugal 2.5%
Government of Portugal,
[d] 144A, 5.125%, 10/15/24	31,210,000		34,619,068
[a] Reg S, 3.875%, 2/15/30	41,530,000	EUR	55,018,453
[a] senior bond, Reg S, 4.95%, 10/25/23	284,900	EUR	392,053
[a] senior note, Reg S, 5.65%, 2/15/24	712,400	EUR	1,027,209
			91,056,783
Russia 1.0%
[d]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	30,148,125		34,680,142

Serbia 1.4%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	4,590,000		4,777,456
4.875%, 2/25/20	8,800,000		9,068,444
7.25%, 9/28/21	32,130,000		37,123,644
			50,969,544
Singapore 0.2%
Government of Singapore, senior note, 1.125%, 4/01/16	11,000,000	SGD	8,018,236

Slovenia 0.4%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	8,140,000		9,408,985
5.85%, 5/10/23	5,030,000		5,961,933
			15,370,918
South Korea 12.6%
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	230,000	EUR	266,897
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	22,461,930,000	KRW	20,256,595
senior bond, 2.80%, 8/02/15	68,737,030,000	KRW	62,213,687
senior bond, 2.81%, 10/02/15	2,932,000,000	KRW	2,658,541
senior bond, 1.96%, 2/02/17	16,503,100,000	KRW	14,948,665
senior note, 2.76%, 6/02/15	51,516,200,000	KRW	46,537,499
senior note, 2.66%, 6/09/15	24,216,850,000	KRW	21,876,865
senior note, 2.13%, 10/08/15	3,266,500,000	KRW	2,952,149
senior note, 2.90%, 12/02/15	55,739,500,000	KRW	50,664,045
senior note, 2.78%, 2/02/16	20,416,550,000	KRW	18,577,262
senior note, 1.92%, 3/09/16	640,770,000	KRW	579,025
senior note, 2.80%, 4/02/16	34,476,970,000	KRW	31,428,837
senior note, 2.79%, 6/02/16	10,523,000,000	KRW	9,609,527
senior note, 2.46%, 8/02/16	48,720,700,000	KRW	44,374,253
senior note, 2.22%, 10/02/16	8,481,500,000	KRW	7,705,975
senior note, 2.07%, 12/02/16	28,711,200,000	KRW	26,043,335
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	1,283,100,000	KRW	1,181,893
senior bond, 5.00%, 9/10/16	2,806,000,000	KRW	2,648,605
senior note, 3.25%, 6/10/15	4,668,800,000	KRW	4,222,454
senior note, 4.00%, 9/10/15	3,390,100,000	KRW	3,087,719
senior note, 2.75%, 12/10/15	32,942,000,000	KRW	29,925,745
senior note, 2.75%, 6/10/16	19,419,900,000	KRW	17,729,716

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

senior note, 3.00%, 12/10/16	38,846,900,000		KRW	35,778,617
				455,267,906
Sri Lanka 1.3%
Government of Sri Lanka,
8.25%, 3/01/17	41,710,000		LKR	316,128
8.00%, 6/15/17	40,210,000		LKR	303,603
10.60%, 7/01/19	447,990,000		LKR	3,578,437
10.60%, 9/15/19	644,010,000		LKR	5,150,750
8.00%, 11/01/19	40,210,000		LKR	296,327
11.20%, 7/01/22	69,990,000		LKR	586,852
A, 6.50%, 7/15/15	239,920,000		LKR	1,800,630
A, 11.00%, 8/01/15	1,349,700,000		LKR	10,273,986
A, 8.50%, 11/01/15	144,870,000		LKR	1,096,405
A, 6.40%, 8/01/16	109,200,000		LKR	813,004
A, 5.80%, 1/15/17	112,300,000		LKR	818,607
A, 7.50%, 8/15/18	63,830,000		LKR	465,083
A, 8.00%, 11/15/18	512,300,000		LKR	3,778,076
A, 9.00%, 5/01/21	861,720,000		LKR	6,533,478
B, 6.40%, 10/01/16	119,100,000		LKR	881,340
B, 8.50%, 7/15/18	146,350,000		LKR	1,107,254
C, 8.50%, 4/01/18	483,480,000		LKR	3,646,294
D, 8.50%, 6/01/18	633,000,000		LKR	4,759,181
				46,205,435
[i]Supranational 0.4%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000		MXN	15,407,505

Ukraine 1.6%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	1,100,000			419,469
7.40%, 4/20/18	840,000			326,550
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	57,230,000			23,106,612
144A, 7.75%, 9/23/20	17,227,000			6,811,728
senior bond, 144A, 6.58%, 11/21/16	12,541,000			4,985,048
senior bond, 144A, 7.80%, 11/28/22	10,110,000			4,012,406
senior note, 144A, 4.95%, 10/13/15	290,000		EUR	140,528
senior note, 144A, 6.25%, 6/17/16	8,760,000			3,504,000
senior note, 144A, 7.95%, 2/23/21	24,098,000			9,548,832
senior note, 144A, 7.50%, 4/17/23	8,160,000			3,360,900
				56,216,073
Total Foreign Government and Agency Securities (Cost $2,174,046,419)				1,964,927,934
Total Investments before Short Term Investments (Cost $2,176,021,286)				1,965,953,414

Short Term Investments 35.3%
Foreign Government and Agency Securities 16.9%
Indonesia 0.1%
[j]Indonesia Treasury Bills, 5/04/15 - 2/04/16	41,657,000,000		IDR	3,046,909
Malaysia 7.1%
[j]Bank of Negara Monetary Notes, 4/07/15 - 11/24/15	869,960,000		MYR	232,970,768
[j]Malaysia Treasury Bills, 5/13/15 - 3/18/16	85,600,000		MYR	22,892,019
				255,862,787
Mexico 4.9%
[j]Mexico Treasury Bills,
4/01/15	117,990,590	[k]	MXN	77,401,332
4/16/15 - 3/31/16	154,693,450	[k]	MXN	100,413,487
				177,814,819
Philippines 0.5%
[j]Philippine Treasury Bills, 4/08/15 - 3/02/16	788,480,000		PHP	17,458,824

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Singapore 3.8%
[j]Monetary Authority of Singapore Treasury Bills,
5/04/15	56,460,000	SGD	41,114,228
4/06/15 - 6/26/15	130,640,000	SGD	95,105,283
			136,219,511
South Korea 0.5%
[j]Korea Monetary Stabilization Bonds, 5/05/15 - 8/04/15	22,164,700,000	KRW	19,920,668

Total Foreign Government and Agency Securities (Cost $652,337,528)			610,323,518
U.S. Government and Agency Securities 15.7%
United States 15.7%
[j]FHLB,
4/01/15	469,455,000		469,455,000
4/02/15	6,400,000		6,399,993
4/06/15	93,030,000		93,029,628
Total U.S. Government and Agency Securities (Cost $568,884,293)			568,884,621
Total Investments before Repurchase Agreements (Cost $3,397,243,107)			3,145,161,553
Repurchase Agreements (Cost $96,145,242) 2.7%
United States 2.7%
[l]Joint Repurchase Agreement, 0.091%, 4/01/15 (Maturity Value $96,145,485)
BNP Paribas Securities Corp. (Maturity Value $13,446,908)
HSBC Securities (USA) Inc. (Maturity Value $56,476,819)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $26,221,758)
Collateralized by U.S. Government Agency Securities, 0.146% - 0.214%, 8/26/16
- 9/12/17; and U.S. Treasury Notes, 1.50% - 2.75%, 2/28/18 - 11/15/21 (valued
at $98,098,769)	96,145,242		96,145,242

Total Investments (Cost $3,493,388,349) 89.7%			3,241,306,795

Other Assets, less Liabilities 10.3%			373,145,878
Net Assets 100.0%			$3,614,452,673

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2015, the aggregate value of these securities was $88,947,780, representing 2.46% of net assets.
b Principal amount is stated in 1,000 Brazilian Real Units.
c Redemption price at maturity is adjusted for inflation.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $220,164,649, representing 6.09% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j The security is traded on a discount basis with no stated coupon rate.
k Principal amount is stated in 10 Mexican Peso Units.
l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2015, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	3,338,739,000	5,350,284		4/06/15	$3,894	$(10,656)
Chilean Peso	DBAB	Sell	3,338,739,000	5,327,599		4/06/15	-	(15,922)
Chilean Peso	DBAB	Buy	1,186,400,000	1,908,869		4/07/15	-	(10,244)
Chilean Peso	DBAB	Sell	1,186,400,000	1,895,208		4/07/15	-	(3,417)
Euro	DBAB	Sell	6,200,000	8,552,466		4/07/15	1,884,655	-
Malaysian Ringgit	JPHQ	Buy	5,661,200	1,576,497		4/08/15	-	(49,119)
Indian Rupee	DBAB	Buy	217,594,000	3,487,642		4/09/15	626	-
Euro	HSBC	Sell	8,692,000	11,983,443		4/10/15	2,635,218	-
Malaysian Ringgit	HSBC	Buy	4,010,000	1,204,023		4/10/15	-	(122,349)
Chilean Peso	DBAB	Buy	1,284,460,000	2,023,728		4/13/15	30,773	-
Euro	DBAB	Sell	7,243,000	9,997,296		4/13/15	2,207,146	-
Euro	SCNY	Sell	4,346,000	6,007,172		4/13/15	1,332,867	-
Euro	JPHQ	Sell	3,907,000	5,415,297		4/14/15	1,213,097	-
Malaysian Ringgit	DBAB	Buy	60,000,000	14,126,422	EUR	4/14/15	984,481	-
Indian Rupee	DBAB	Buy	239,338,000	3,800,096		4/15/15	32,636	-
Indian Rupee	JPHQ	Buy	60,607,000	960,941		4/15/15	9,613	-
Japanese Yen	CITI	Sell	261,800,000	2,586,279		4/15/15	403,180	-
Chilean Peso	MSCO	Buy	2,370,410,000	4,180,617		4/16/15	-	(390,104)
Euro	HSBC	Sell	6,919,000	9,607,793		4/16/15	2,165,812	-
Malaysian Ringgit	DBAB	Buy	16,369,588	4,942,508		4/16/15	-	(529,527)
Malaysian Ringgit	DBAB	Sell	16,369,588	4,568,427		4/16/15	155,445	-
Japanese Yen	BZWS	Sell	700,840,000	6,897,488		4/17/15	1,053,133	-
Polish Zloty	DBAB	Buy	17,528,000	4,208,909	EUR	4/17/15	94,443	-
Chilean Peso	DBAB	Buy	2,188,820,000	3,400,901		4/20/15	98,038	-
Indian Rupee	DBAB	Buy	491,655,000	7,801,571		4/20/15	64,704	-
Indian Rupee	JPHQ	Buy	21,500,000	344,607		4/21/15	-	(677)
Japanese Yen	JPHQ	Sell	421,090,000	4,129,831		4/21/15	618,107	-
Malaysian Ringgit	JPHQ	Buy	15,728,213	4,756,756		4/21/15	-	(518,773)
Indian Rupee	DBAB	Buy	79,271,000	1,257,471		4/22/15	10,378	-
Indian Rupee	JPHQ	Buy	378,455,000	6,000,648		4/22/15	52,311	-
Japanese Yen	JPHQ	Sell	496,560,000	4,870,981		4/22/15	729,801	-
Chilean Peso	DBAB	Buy	908,010,000	1,464,060		4/24/15	-	(13,055)
Chilean Peso	DBAB	Buy	2,803,310,000	4,452,879		4/27/15	25,681	-
Indian Rupee	DBAB	Buy	130,201,000	2,076,240		4/27/15	4,320	-
Chilean Peso	JPHQ	Buy	1,501,938,000	2,597,385		4/28/15	-	(198,098)
Indian Rupee	JPHQ	Buy	358,075,000	5,752,209		4/28/15	-	(31,335)
Euro	BZWS	Sell	6,575,679	9,116,916		4/30/15	2,042,847	-
Euro	SCNY	Sell	11,263,000	15,586,415		4/30/15	3,469,759	-
Indian Rupee	DBAB	Buy	326,663,137	5,249,456		4/30/15	-	(32,303)
Chilean Peso	DBAB	Buy	1,104,929,000	1,745,957		5/05/15	17,940	-
Indian Rupee	DBAB	Buy	457,757,494	7,334,832		5/05/15	-	(30,770)
Indian Rupee	HSBC	Buy	120,016,750	1,924,733		5/05/15	-	(9,724)
Chilean Peso	BZWS	Buy	1,142,900,000	1,808,959		5/06/15	15,373	-
Chilean Peso	DBAB	Buy	1,531,921,000	2,435,874		5/06/15	9,425	-
Chilean Peso	DBAB	Buy	1,531,922,000	2,441,310		5/07/15	3,746	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Euro	BZWS	Sell	1,259,000	1,747,228		5/07/15	392,679	-
Euro	GSCO	Sell	2,990,000	4,150,539		5/07/15	933,620	-
Chilean Peso	MSCO	Buy	1,150,200,000	1,963,134		5/11/15	-	(128,067)
Indian Rupee	CITI	Buy	69,318,000	1,105,677		5/11/15	-	(861)
Indian Rupee	HSBC	Buy	251,448,000	4,007,791		5/11/15	-	(117)
Chilean Peso	MSCO	Buy	4,844,820,000	7,653,140		5/12/15	75,670	-
Indian Rupee	DBAB	Buy	39,609,000	630,431		5/12/15	754	-
Indian Rupee	HSBC	Buy	42,784,000	680,966		5/12/15	815	-
Japanese Yen	CITI	Sell	366,861,000	3,622,531		5/12/15	562,208	-
Euro	CITI	Sell	5,658,426	7,795,614		5/13/15	1,707,272	-
Euro	GSCO	Sell	2,279,000	3,140,210		5/13/15	688,056	-
Euro	SCNY	Sell	629,000	865,237		5/13/15	188,447	-
Indian Rupee	HSBC	Buy	108,000,000	1,712,828		5/13/15	7,877	-
Japanese Yen	GSCO	Sell	490,555,000	4,832,578		5/13/15	740,364	-
Japanese Yen	SCNY	Sell	366,681,000	3,615,470		5/13/15	556,614	-
Euro	GSCO	Sell	3,095,000	4,263,177		5/14/15	932,981	-
Japanese Yen	CITI	Sell	366,680,000	3,607,315		5/14/15	548,434	-
Chilean Peso	CITI	Buy	2,420,966,000	3,853,691		5/18/15	6,095	-
Chilean Peso	DBAB	Buy	1,231,460,000	1,935,649		5/18/15	27,688	-
Euro	BZWS	Sell	8,551,980	11,739,474		5/18/15	2,537,124	-
Japanese Yen	BOFA	Sell	1,105,661,700	10,890,000		5/18/15	1,666,049	-
Chilean Peso	DBAB	Buy	1,216,245,000	1,925,962		5/19/15	12,924	-
Japanese Yen	BOFA	Sell	1,102,846,375	10,895,000		5/19/15	1,694,434	-
Japanese Yen	BZWS	Sell	1,105,842,500	10,895,000		5/19/15	1,669,439	-
Japanese Yen	CITI	Sell	1,104,534,000	10,895,000		5/19/15	1,680,355	-
Japanese Yen	HSBC	Sell	1,106,730,400	10,895,000		5/19/15	1,662,031	-
Singapore Dollar	DBAB	Buy	11,645,100	9,320,927		5/19/15	-	(844,571)
Chilean Peso	MSCO	Buy	1,559,200,000	2,494,720		5/20/15	-	(9,358)
Euro	JPHQ	Sell	15,309,581	19,214,979		5/20/15	2,740,682	-
Japanese Yen	JPHQ	Sell	715,709,000	6,099,706		5/20/15	128,792	-
Euro	DBAB	Sell	3,887,000	4,881,295		5/21/15	698,526	-
Euro	GSCO	Sell	4,454,000	6,114,496		5/21/15	1,321,583	-
Chilean Peso	MSCO	Buy	420,740,000	740,218		5/22/15	-	(69,693)
Malaysian Ringgit	HSBC	Buy	298,500	90,870		5/22/15	-	(10,697)
Indian Rupee	DBAB	Buy	98,937,000	1,561,013		5/25/15	11,788	-
Chilean Peso	BZWS	Buy	199,342,000	318,692		5/26/15	-	(1,132)
Chilean Peso	DBAB	Buy	904,290,000	1,454,310		5/26/15	-	(13,737)
Chilean Peso	JPHQ	Buy	1,792,000,000	2,868,347		5/26/15	-	(13,614)
Euro	JPHQ	Sell	4,730,771	6,467,059		5/26/15	1,375,978	-
Hungarian Forint	DBAB	Buy	18,260,690,000	59,446,220	EUR	5/26/15	1,300,665	-
Malaysian Ringgit	HSBC	Buy	1,229,300	374,615		5/28/15	-	(44,652)
Singapore Dollar	DBAB	Buy	2,980,000	2,296,459		5/28/15	-	(127,819)
Chilean Peso	DBAB	Buy	1,346,508,000	2,141,563		5/29/15	2,840	-
Euro	BZWS	Sell	2,836,669	3,862,153		5/29/15	809,314	-
Indian Rupee	DBAB	Buy	283,149,851	4,500,385		5/29/15	-	(2,490)
Singapore Dollar	BZWS	Buy	21,427,761	17,077,995		5/29/15	-	(1,484,719)
Singapore Dollar	DBAB	Buy	2,980,000	2,374,029		5/29/15	-	(205,442)
Euro	GSCO	Sell	463,000	629,997		6/01/15	131,692	-
Indian Rupee	JPHQ	Buy	139,661,000	2,194,030		6/02/15	23,047	-
Indian Rupee	HSBC	Buy	120,016,750	1,910,638		6/03/15	-	(5,710)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Chilean Peso	BZWS	Buy	3,010,700,000	5,297,730		6/04/15	-	(505,441)
Chilean Peso	MSCO	Buy	2,645,530,000	4,253,264		6/04/15	-	(42,234)
Chilean Peso	MSCO	Buy	662,100,000	1,160,053		6/05/15	-	(106,240)
Euro	BZWS	Sell	7,895,591	10,753,400		6/05/15	2,255,239	-
Indian Rupee	JPHQ	Buy	60,607,000	952,910		6/08/15	8,292	-
Mexican Peso	CITI	Buy	78,317,430	5,880,658		6/08/15	-	(767,370)
Euro	GSCO	Sell	2,033,100	2,772,843		6/09/15	584,451	-
Indian Rupee	DBAB	Buy	40,529,000	646,042		6/09/15	-	(3,370)
Japanese Yen	CITI	Sell	1,370,500,000	13,418,909		6/09/15	1,982,129	-
Japanese Yen	HSBC	Sell	2,052,400,000	20,093,398		6/09/15	2,966,185	-
Mexican Peso	CITI	Buy	78,230,000	5,898,586		6/09/15	-	(791,328)
Chilean Peso	CITI	Buy	2,285,090,000	3,619,085		6/10/15	16,419	-
Japanese Yen	BZWS	Sell	1,689,110,000	16,542,468		6/10/15	2,446,663	-
Japanese Yen	CITI	Sell	2,595,800,000	25,383,818		6/10/15	3,721,588	-
Japanese Yen	HSBC	Sell	1,798,900,000	17,624,266		6/10/15	2,612,252	-
Japanese Yen	DBAB	Sell	595,700,000	5,832,191		6/11/15	860,928	-
Japanese Yen	JPHQ	Sell	1,666,680,000	16,314,089		6/11/15	2,405,235	-
Polish Zloty	BZWS	Buy	17,528,000	4,237,245	EUR	6/11/15	52,140	-
Polish Zloty	CITI	Buy	5,990,000	1,431,781	EUR	6/11/15	35,310	-
Polish Zloty	DBAB	Buy	17,528,000	4,238,936	EUR	6/11/15	50,320	-
Euro	GSCO	Sell	8,105,300	10,996,461		6/12/15	2,271,665	-
Mexican Peso	CITI	Buy	159,085,880	11,896,940		6/12/15	-	(1,512,959)
Polish Zloty	DBAB	Buy	30,704,000	7,330,373	EUR	6/12/15	190,049	-
Euro	DBAB	Buy	6,000,000	6,885,300		6/15/15	-	(426,422)
Euro	DBAB	Sell	8,383,000	11,362,067		6/15/15	2,337,938	-
Mexican Peso	CITI	Buy	68,370,400	5,118,694		6/15/15	-	(656,811)
Singapore Dollar	JPHQ	Buy	5,686,000	4,333,841		6/15/15	-	(197,847)
Malaysian Ringgit	JPHQ	Buy	13,361,013	3,765,787		6/16/15	-	(186,117)
Chilean Peso	DBAB	Buy	1,231,460,000	1,923,105		6/17/15	34,982	-
Japanese Yen	CITI	Sell	310,702,000	3,054,123		6/17/15	460,979	-
Japanese Yen	JPHQ	Sell	702,800,000	6,909,128		6/17/15	1,043,504	-
Chilean Peso	DBAB	Buy	1,216,245,000	1,885,359		6/18/15	48,376	-
Chilean Peso	JPHQ	Buy	1,592,750,000	2,475,136		6/18/15	57,212	-
Chilean Peso	MSCO	Buy	1,273,240,000	1,969,314		6/19/15	54,872	-
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,165,821		6/19/15	-	(209,265)
Euro	BZWS	Sell	1,124,367	1,529,617		6/22/15	319,131	-
Japanese Yen	DBAB	Sell	1,455,820,000	14,296,573		6/22/15	2,145,175	-
Malaysian Ringgit	HSBC	Buy	36,880,000	11,168,312		6/22/15	-	(1,293,170)
Mexican Peso	CITI	Buy	61,535,000	4,596,280		6/22/15	-	(582,251)
Singapore Dollar	HSBC	Buy	6,864,000	5,224,142		6/22/15	-	(232,160)
Chilean Peso	DBAB	Buy	2,227,910,000	3,451,181		6/23/15	89,568	-
Singapore Dollar	DBAB	Buy	8,589,700	6,553,021		6/23/15	-	(306,148)
Philippine Peso	JPHQ	Buy	251,010,000	5,697,263		6/25/15	-	(105,760)
Philippine Peso	JPHQ	Buy	17,950,000	398,978		6/29/15	800	-
South Korean Won	DBAB	Buy	21,440,000,000	20,706,973		6/29/15	-	(1,428,478)
Indian Rupee	HSBC	Buy	679,529,000	10,657,974		6/30/15	81,422	-
Polish Zloty	CITI	Buy	135,806,000	43,573,652		6/30/15	-	(7,852,835)
Chilean Peso	DBAB	Buy	1,461,296,000	2,316,723		7/07/15	2,737	-
Malaysian Ringgit	DBAB	Buy	8,862,500	2,449,219		7/08/15	-	(79,630)
Malaysian Ringgit	DBAB	Sell	8,862,500	2,456,211		7/08/15	86,622	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Mexican Peso	CITI	Buy	105,786,172	7,946,081		7/10/15	-	(1,054,273)
Mexican Peso	CITI	Buy	109,357,558	7,383,237		7/13/15	-	(260,379)
Malaysian Ringgit	DBAB	Buy	18,006,622	5,557,599		7/14/15	-	(745,654)
Malaysian Ringgit	DBAB	Sell	18,006,622	4,987,984		7/14/15	176,038	-
Malaysian Ringgit	DBAB	Buy	13,610,000	4,200,617		7/15/15	-	(563,908)
Malaysian Ringgit	DBAB	Sell	13,610,000	3,769,770		7/15/15	133,061	-
Euro	BZWS	Sell	2,243,000	3,063,624		7/16/15	647,862	-
Euro	MSCO	Sell	9,679,000	13,215,319		7/16/15	2,790,818	-
Japanese Yen	HSBC	Sell	536,380,000	4,620,779		7/16/15	141,922	-
Japanese Yen	SCNY	Sell	707,660,000	6,070,635		7/16/15	161,563	-
Euro	BZWS	Sell	3,518,000	4,769,458		7/20/15	980,231	-
Malaysian Ringgit	DBAB	Buy	2,637,000	807,781		7/20/15	-	(103,460)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,581,641	EUR	7/20/15	278,857	-
Malaysian Ringgit	DBAB	Sell	2,637,000	730,127		7/20/15	25,806	-
Japanese Yen	DBAB	Sell	858,140,000	7,379,628		7/21/15	213,415	-
Euro	DBAB	Sell	1,935,000	2,623,667		7/22/15	539,412	-
Euro	MSCO	Sell	12,182,000	16,491,261		7/22/15	3,369,614	-
Malaysian Ringgit	DBAB	Buy	4,160,000	1,279,016		7/22/15	-	(168,109)
Malaysian Ringgit	DBAB	Buy	12,933,000	2,932,587	EUR	7/22/15	294,903	-
Malaysian Ringgit	DBAB	Sell	4,160,000	1,151,621		7/22/15	40,714	-
Euro	DBAB	Sell	1,759,000	2,382,882		7/23/15	488,171	-
Singapore Dollar	JPHQ	Buy	5,740,000	4,294,157		7/23/15	-	(122,716)
Japanese Yen	CITI	Sell	913,412,000	9,038,135		7/24/15	1,409,964	-
Japanese Yen	JPHQ	Sell	1,407,000,000	13,914,849		7/24/15	2,164,581	-
Euro	DBAB	Sell	4,715,000	6,358,460		7/27/15	1,279,336	-
Euro	GSCO	Sell	4,711,000	6,355,846		7/27/15	1,281,030	-
Japanese Yen	JPHQ	Sell	490,100,000	4,849,594		7/27/15	756,417	-
Malaysian Ringgit	DBAB	Buy	5,058,000	1,563,959		7/27/15	-	(213,837)
Malaysian Ringgit	DBAB	Buy	16,628,000	3,811,838	EUR	7/27/15	332,265	-
Malaysian Ringgit	DBAB	Sell	5,058,000	1,399,635		7/27/15	49,513	-
Malaysian Ringgit	JPHQ	Buy	9,715,000	2,649,521		7/27/15	-	(56,315)
Chilean Peso	DBAB	Buy	1,967,720,000	3,386,490		7/28/15	-	(269,512)
Chilean Peso	MSCO	Buy	1,963,430,000	3,378,293		7/28/15	-	(268,110)
Euro	CITI	Sell	1,935,410	2,610,733		7/28/15	525,821	-
Euro	GSCO	Sell	11,263,000	15,199,644		7/28/15	3,066,628	-
Japanese Yen	BZWS	Sell	1,079,470,000	10,640,152		7/29/15	1,624,416	-
Chilean Peso	JPHQ	Buy	675,370,000	1,160,629		7/30/15	-	(91,011)
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,644,403		7/30/15	-	(225,252)
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,812,712	EUR	7/30/15	329,946	-
Chilean Peso	DBAB	Buy	635,690,000	1,093,096		7/31/15	-	(86,418)
Euro	JPHQ	Sell	11,263,000	15,142,653		7/31/15	3,009,009	-
Malaysian Ringgit	HSBC	Buy	3,005,000	925,128		7/31/15	-	(123,290)
Malaysian Ringgit	JPHQ	Buy	11,703,000	3,604,028		7/31/15	-	(481,262)
Chilean Peso	DBAB	Buy	1,271,380,000	2,156,343		8/04/15	-	(143,762)
Euro	BZWS	Sell	282,898	379,461		8/04/15	74,674	-
Euro	HSBC	Sell	11,263,000	15,115,228		8/04/15	2,980,747	-
Euro	BZWS	Sell	7,003,000	9,413,958		8/05/15	1,868,967	-
Euro	JPHQ	Sell	5,724,900	7,696,327		8/05/15	1,528,353	-
Malaysian Ringgit	DBAB	Buy	143,249,150	34,519,531	EUR	8/06/15	1,012,010	-
Malaysian Ringgit	HSBC	Buy	21,208,085	6,488,828		8/06/15	-	(832,744)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Malaysian Ringgit	JPHQ	Buy	1,100,000	338,826		8/06/15	-	(45,462)
Singapore Dollar	DBAB	Buy	6,207,000	4,986,343		8/07/15	-	(477,102)
Euro	CITI	Sell	7,698,954	10,300,172		8/10/15	2,004,648	-
Malaysian Ringgit	HSBC	Buy	1,320,000	364,440		8/10/15	-	(12,526)
South Korean Won	HSBC	Buy	21,363,430,000	19,509,982		8/10/15	-	(318,014)
Euro	DBAB	Sell	4,845,000	6,492,082		8/11/15	1,271,567	-
Euro	JPHQ	Sell	6,343,900	8,496,861		8/11/15	1,661,273	-
Japanese Yen	CITI	Sell	751,731,000	7,378,955		8/11/15	1,099,107	-
Malaysian Ringgit	HSBC	Buy	2,230,000	680,895		8/11/15	-	(86,426)
Singapore Dollar	HSBC	Buy	6,206,000	4,596,697		8/11/15	-	(88,604)
Chilean Peso	DBAB	Buy	1,145,000,000	1,934,775		8/12/15	-	(123,645)
Malaysian Ringgit	HSBC	Buy	6,100,000	1,857,321		8/12/15	-	(231,336)
Singapore Dollar	BZWS	Buy	1,717,028	1,266,992		8/12/15	-	(19,758)
Singapore Dollar	DBAB	Buy	12,363,000	9,119,611		8/12/15	-	(139,230)
South Korean Won	HSBC	Buy	11,980,000,000	1,157,868,285	JPY	8/12/15	1,089,013	-
Euro	MSCO	Sell	1,962,500	2,451,084		8/14/15	336,370	-
Euro	MSCO	Sell	1,962,500	2,634,705		8/17/15	519,882	-
Japanese Yen	CITI	Sell	684,870,000	5,746,663		8/17/15	24,778	-
Singapore Dollar	BZWS	Buy	4,886,000	3,604,042		8/17/15	-	(55,308)
Singapore Dollar	HSBC	Buy	3,667,000	2,700,145		8/17/15	-	(36,779)
Chilean Peso	MSCO	Buy	981,300,000	1,653,551		8/18/15	-	(102,251)
Euro	BZWS	Sell	7,066,000	9,482,678		8/18/15	1,868,103	-
Japanese Yen	DBAB	Sell	838,612,000	8,222,613		8/18/15	1,216,141	-
Singapore Dollar	HSBC	Buy	3,667,000	2,700,145		8/18/15	-	(36,841)
Malaysian Ringgit	HSBC	Buy	4,899,000	1,350,889		8/19/15	-	(45,835)
Polish Zloty	DBAB	Buy	59,155,000	13,879,634	EUR	8/19/15	576,905	-
Chilean Peso	JPHQ	Buy	528,050,000	890,097		8/20/15	-	(55,483)
Euro	DBAB	Sell	3,964,000	5,317,012		8/20/15	1,045,117	-
Euro	JPHQ	Sell	7,851,000	10,535,061		8/20/15	2,074,250	-
Japanese Yen	HSBC	Sell	1,621,372,000	15,864,697		8/20/15	2,317,926	-
Japanese Yen	JPHQ	Sell	1,135,828,000	11,119,108		8/20/15	1,629,119	-
Japanese Yen	BZWS	Sell	376,247,000	3,656,824		8/24/15	513,018	-
Singapore Dollar	DBAB	Buy	3,667,000	2,689,205		8/24/15	-	(26,275)
Japanese Yen	DBAB	Sell	371,821,000	3,595,670		8/25/15	488,793	-
Japanese Yen	HSBC	Sell	746,218,000	7,220,300		8/25/15	985,023	-
Euro	BZWS	Sell	2,680,925	3,567,306		8/26/15	677,846	-
Euro	SCNY	Sell	13,581,483	15,417,835		8/26/15	779,923	-
Japanese Yen	BZWS	Sell	1,085,075,000	10,507,573		8/26/15	1,440,706	-
Japanese Yen	JPHQ	Sell	1,135,833,000	10,494,692		8/26/15	1,003,693	-
Japanese Yen	SCNY	Sell	937,086,000	7,858,658		8/26/15	28,385	-
Malaysian Ringgit	HSBC	Buy	1,223,000	332,202		8/26/15	-	(6,603)
Singapore Dollar	DBAB	Buy	15,499,000	11,386,277		8/26/15	-	(131,620)
Chilean Peso	DBAB	Buy	1,435,490,000	2,395,278		8/27/15	-	(127,924)
Euro	HSBC	Sell	18,537,726	24,543,023		8/27/15	4,563,003	-
Euro	JPHQ	Sell	14,996,625	19,862,655		8/27/15	3,699,245	-
Japanese Yen	DBAB	Sell	685,950,000	6,621,746		8/27/15	889,863	-
Japanese Yen	HSBC	Sell	1,247,125,000	12,039,978		8/27/15	1,618,848	-
Japanese Yen	JPHQ	Sell	751,903,000	7,268,029		8/27/15	985,034	-
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,577,734		8/27/15	-	(357,576)
Chilean Peso	JPHQ	Buy	593,800,000	990,988		8/28/15	-	(53,172)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Malaysian Ringgit	HSBC	Buy	2,087,700	568,252		8/28/15	-	(12,542)
Euro	DBAB	Sell	1,058,312	1,399,745		8/31/15	259,014	-
Japanese Yen	JPHQ	Sell	372,662,000	3,602,775		8/31/15	488,553	-
Euro	DBAB	Sell	1,732,000	2,288,803		9/02/15	421,855	-
Chilean Peso	DBAB	Buy	2,582,200,000	4,263,871		9/08/15	-	(189,980)
Euro	DBAB	Sell	8,105,300	10,692,674		9/08/15	1,954,947	-
Euro	JPHQ	Sell	20,765,000	27,017,342		9/08/15	4,632,124	-
Singapore Dollar	CITI	Buy	21,075,381	15,414,995		9/08/15	-	(115,682)
Chilean Peso	DBAB	Buy	1,320,220,000	2,165,360		9/09/15	-	(82,672)
Singapore Dollar	HSBC	Buy	10,521,600	7,547,776		9/16/15	88,770	-
Japanese Yen	BZWS	Sell	285,057,504	2,673,734		9/18/15	290,867	-
Euro	BZWS	Sell	678,250	882,658		9/21/15	151,322	-
Singapore Dollar	HSBC	Buy	9,120,000	7,226,624		9/21/15	-	(608,129)
Euro	DBAB	Sell	8,070,000	10,422,002		9/23/15	1,720,076	-
Hungarian Forint	JPHQ	Buy	1,156,013,000	3,674,198	EUR	9/23/15	159,856	-
Euro	BZWS	Sell	1,647,381	2,124,100		9/24/15	347,689	-
Hungarian Forint	JPHQ	Buy	925,405,000	2,938,073	EUR	9/25/15	131,138	-
Philippine Peso	JPHQ	Buy	123,740,000	2,754,062		9/25/15	-	(7,729)
Euro	CITI	Sell	1,532,964	1,977,064		9/28/15	323,908	-
Euro	DBAB	Sell	3,753,000	4,833,226		9/28/15	785,973	-
Malaysian Ringgit	DBAB	Buy	11,080,500	3,343,341		9/28/15	-	(401,828)
Malaysian Ringgit	DBAB	Sell	11,080,500	3,050,630		9/28/15	109,117	-
Malaysian Ringgit	HSBC	Buy	11,490,000	3,467,005		9/28/15	-	(416,783)
Euro	BZWS	Sell	6,085,000	7,769,358		9/29/15	1,207,117	-
Japanese Yen	JPHQ	Sell	285,510,329	2,628,065		9/29/15	240,923	-
Euro	HSBC	Sell	5,430,000	6,919,096		9/30/15	1,063,092	-
Japanese Yen	JPHQ	Sell	172,207,000	1,586,540		9/30/15	146,686	-
Malaysian Ringgit	HSBC	Buy	7,790,000	2,089,088		9/30/15	-	(21,413)
South Korean Won	HSBC	Buy	9,530,000,000	9,062,381		9/30/15	-	(510,424)
Euro	DBAB	Sell	14,880,000	18,981,226		10/01/15	2,933,466	-
Euro	JPHQ	Sell	6,370,000	8,073,147		10/07/15	1,202,298	-
Japanese Yen	JPHQ	Sell	5,663,900,000	52,286,176		10/07/15	4,920,743	-
Mexican Peso	HSBC	Buy	377,048,070	27,308,472		10/07/15	-	(2,910,041)
Euro	DBAB	Sell	12,680,000	16,085,214		10/09/15	2,407,609	-
Japanese Yen	HSBC	Sell	2,816,800,000	26,142,602		10/09/15	2,585,366	-
Japanese Yen	BZWS	Sell	1,426,300,000	13,246,191		10/13/15	1,316,642	-
Japanese Yen	DBAB	Sell	1,406,600,000	13,071,276		10/13/15	1,306,498	-
Mexican Peso	DBAB	Buy	259,112,000	18,946,476		10/14/15	-	(2,188,902)
Japanese Yen	JPHQ	Sell	652,895,000	6,177,044		10/19/15	715,396	-
Euro	HSBC	Sell	12,569,000	16,093,348		10/20/15	2,532,069	-
Japanese Yen	JPHQ	Sell	1,233,160,000	11,663,845		10/20/15	1,347,854	-
Malaysian Ringgit	JPHQ	Buy	8,104,000	2,421,490		10/20/15	-	(273,765)
Japanese Yen	BZWS	Sell	735,200,000	6,909,125		10/22/15	758,497	-
Malaysian Ringgit	HSBC	Buy	14,613,000	4,370,308		10/23/15	-	(498,455)
Euro	DBAB	Sell	4,545,000	5,769,196		10/26/15	864,712	-
Malaysian Ringgit	DBAB	Buy	10,811,000	3,244,306		10/26/15	-	(380,486)
Malaysian Ringgit	DBAB	Sell	10,811,000	2,970,300		10/26/15	106,480	-
Malaysian Ringgit	HSBC	Buy	7,209,825	2,163,813		10/26/15	-	(253,940)
Euro	BZWS	Sell	5,604,306	7,117,300		10/27/15	1,069,587	-
Euro	DBAB	Sell	3,319,244	4,238,509		10/30/15	656,404	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Malaysian Ringgit	JPHQ	Buy	7,468,000	2,236,263	10/30/15	-	(258,605)
Euro	DBAB	Sell	224,556	284,400	11/03/15	42,039	-
Euro	UBSW	Sell	32,701,000	41,113,332	11/04/15	5,818,612	-
Euro	BZWS	Sell	1,581,109	1,986,252	11/06/15	279,658	-
Euro	DBAB	Sell	15,875,000	19,827,081	11/10/15	2,690,587	-
Japanese Yen	CITI	Sell	341,992,119	2,999,865	11/10/15	137,382	-
Euro	JPHQ	Sell	8,969,211	11,238,870	11/12/15	1,556,485	-
Euro	MSCO	Sell	4,572,000	5,715,937	11/12/15	780,401	-
Japanese Yen	CITI	Sell	429,663,000	3,781,047	11/12/15	184,570	-
Japanese Yen	HSBC	Sell	413,563,000	3,625,281	11/12/15	163,569	-
Japanese Yen	JPHQ	Sell	335,950,000	2,951,798	11/12/15	139,742	-
Euro	BZWS	Sell	2,643,000	3,298,966	11/13/15	445,747	-
Euro	DBAB	Sell	10,778,730	13,489,042	11/16/15	1,852,193	-
Euro	MSCO	Sell	5,391,000	6,746,028	11/16/15	925,838	-
Japanese Yen	MSCO	Sell	300,000,000	2,616,089	11/16/15	104,692	-
Japanese Yen	SCNY	Sell	340,600,700	2,975,146	11/16/15	123,868	-
Euro	DBAB	Sell	2,240,000	2,791,376	11/18/15	372,934	-
Euro	UBSW	Sell	3,245,000	4,046,191	11/18/15	542,689	-
Japanese Yen	DBAB	Sell	796,770,000	6,869,891	11/18/15	199,528	-
Euro	DBAB	Sell	5,073,398	6,346,537	11/19/15	868,859	-
Japanese Yen	CITI	Sell	986,239,000	8,516,377	11/19/15	259,612	-
Malaysian Ringgit	DBAB	Buy	7,197,960	2,106,145	11/19/15	-	(202,910)
Malaysian Ringgit	DBAB	Sell	7,197,960	1,973,991	11/19/15	70,756	-
Japanese Yen	CITI	Sell	1,107,834,000	9,558,533	11/20/15	283,540	-
Malaysian Ringgit	HSBC	Buy	4,326,000	1,262,365	11/20/15	-	(118,602)
Japanese Yen	HSBC	Sell	207,909,000	1,778,520	11/24/15	37,687	-
Euro	DBAB	Sell	837,570	1,044,140	11/30/15	139,600	-
Euro	DBAB	Sell	5,440,000	6,787,488	12/04/15	911,981	-
Euro	HSBC	Sell	2,155,292	2,655,061	12/09/15	326,958	-
Euro	SCNY	Sell	2,400,751	2,965,696	12/09/15	372,453	-
Euro	MSCO	Sell	1,412,000	1,769,808	12/11/15	244,524	-
Mexican Peso	CITI	Buy	95,083,400	6,461,665	12/11/15	-	(340,531)
Euro	BOFA	Sell	17,769,000	22,094,863	12/15/15	2,898,512	-
Euro	JPHQ	Sell	5,095,000	6,360,241	12/15/15	855,969	-
Mexican Peso	CITI	Buy	45,585,080	3,001,981	12/18/15	-	(68,998)
Japanese Yen	DBAB	Sell	1,453,310,000	12,440,592	12/21/15	263,464	-
Japanese Yen	HSBC	Sell	1,455,540,000	12,445,832	12/21/15	250,019	-
Japanese Yen	BZWS	Sell	696,650,000	5,891,731	12/22/15	54,424	-
Japanese Yen	CITI	Sell	1,086,780,000	9,203,760	12/22/15	97,512	-
Euro	BZWS	Sell	6,863,000	8,364,804	1/05/16	946,477	-
Euro	DBAB	Sell	2,285,618	2,741,416	1/07/16	270,711	-
Japanese Yen	DBAB	Sell	770,370,000	6,468,045	1/07/16	10,205	-
Japanese Yen	GSCO	Sell	329,010,000	2,778,449	1/08/16	20,354	-
Euro	BZWS	Sell	6,181,000	7,355,019	1/11/16	672,706	-
Malaysian Ringgit	JPHQ	Buy	3,956,000	1,070,202	1/11/16	-	(28,133)
Euro	CITI	Sell	5,040,000	5,988,528	1/13/16	539,437	-
Euro	SCNY	Sell	15,572,000	18,495,643	1/13/16	1,659,682	-
Japanese Yen	CITI	Sell	138,680,000	1,169,743	1/14/16	6,992	-
Japanese Yen	SCNY	Sell	415,980,000	3,530,640	1/14/16	42,892	-
Euro	DBAB	Sell	9,460,000	11,193,545	1/15/16	965,090	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Euro	JPHQ	Sell	29,033,000	34,339,030	1/15/16	2,947,620	-
Japanese Yen	BZWS	Sell	1,089,820,000	9,275,616	1/15/16	137,861	-
Japanese Yen	JPHQ	Sell	708,450,000	6,007,072	1/15/16	66,969	-
Malaysian Ringgit	JPHQ	Buy	1,700,000	461,180	1/15/16	-	(13,482)
Euro	BZWS	Sell	28,096,000	33,250,857	1/19/16	2,869,008	-
Euro	JPHQ	Sell	27,973,000	33,054,295	1/19/16	2,805,453	-
Malaysian Ringgit	JPHQ	Buy	1,856,000	499,327	1/19/16	-	(10,664)
Euro	DBAB	Sell	4,856,000	5,692,932	1/20/16	441,701	-
Japanese Yen	JPHQ	Sell	652,895,000	5,619,274	1/20/16	144,217	-
Euro	BZWS	Sell	2,638,000	3,078,810	1/21/16	226,019	-
Euro	JPHQ	Sell	300,000	349,890	1/22/16	25,454	-
Euro	JPHQ	Sell	28,236,000	33,053,880	1/25/16	2,515,281	-
Japanese Yen	GSCO	Sell	944,420,000	8,073,691	1/27/16	152,413	-
Japanese Yen	DBAB	Sell	8,368,505,770	71,593,000	1/28/16	1,400,601	-
Japanese Yen	HSBC	Sell	1,162,462,488	9,934,091	1/28/16	183,721	-
Euro	CITI	Sell	4,998,400	5,694,777	1/29/16	288,133	-
Euro	DBAB	Sell	57,063,000	65,106,030	1/29/16	3,382,414	-
Japanese Yen	DBAB	Sell	897,860,782	7,658,576	1/29/16	127,391	-
Japanese Yen	JPHQ	Sell	1,719,500,000	14,740,045	2/08/16	312,994	-
Japanese Yen	SCNY	Sell	1,720,000,000	14,741,804	2/08/16	310,558	-
Euro	CITI	Sell	6,572,000	7,548,599	2/09/16	437,543	-
Euro	DBAB	Sell	1,738,000	2,000,264	2/09/16	119,708	-
Euro	GSCO	Sell	2,045,000	2,350,728	2/09/16	137,990	-
Japanese Yen	BZWS	Sell	1,720,220,000	14,743,563	2/09/16	310,069	-
Japanese Yen	CITI	Sell	366,860,000	3,145,179	2/09/16	67,043	-
Japanese Yen	JPHQ	Sell	1,723,960,000	14,770,681	2/09/16	305,805	-
Euro	HSBC	Sell	1,800,000	2,044,332	2/10/16	96,633	-
Euro	BZWS	Sell	6,341,000	7,206,694	2/11/16	345,184	-
Japanese Yen	GSCO	Sell	394,373,000	3,346,540	2/12/16	37,279	-
Japanese Yen	HSBC	Sell	1,035,240,000	8,788,190	2/12/16	101,289	-
Japanese Yen	JPHQ	Sell	1,034,700,000	8,783,792	2/12/16	101,422	-
Euro	SCNY	Sell	657,000	747,354	2/16/16	36,319	-
Japanese Yen	CITI	Sell	1,371,360,000	11,534,793	2/16/16	26,159	-
Japanese Yen	JPHQ	Sell	686,710,000	5,795,143	2/16/16	32,182	-
Euro	GSCO	Sell	2,038,000	2,341,519	2/17/16	135,840	-
Euro	JPHQ	Sell	3,942,000	4,525,613	2/17/16	259,279	-
Japanese Yen	GSCO	Sell	810,877,280	6,875,979	2/17/16	70,799	-
Japanese Yen	JPHQ	Sell	831,970,000	7,042,327	2/17/16	60,130	-
Euro	BZWS	Sell	6,280,000	7,197,948	2/22/16	400,256	-
Japanese Yen	BZWS	Sell	343,460,000	2,910,135	2/25/16	27,050	-
Japanese Yen	HSBC	Sell	385,460,000	3,267,552	2/25/16	31,908	-
Euro	BOFA	Sell	2,694,506	3,076,668	2/26/16	159,699	-
Euro	BZWS	Sell	13,673,773	15,603,553	2/26/16	800,849	-
Euro	DBAB	Sell	1,530,900	1,744,154	2/26/16	86,861	-
Japanese Yen	BZWS	Sell	1,576,550,000	13,282,362	2/26/16	48,054	-
Euro	DBAB	Sell	2,579,651	2,951,043	2/29/16	158,167	-
Japanese Yen	DBAB	Sell	229,660,000	1,943,965	2/29/16	15,928	-
Japanese Yen	JPHQ	Sell	848,300,000	7,158,801	3/03/16	36,576	-
Japanese Yen	HSBC	Sell	400,800,000	3,371,609	3/04/16	6,446	-
Euro	DBAB	Sell	1,536,000	1,730,765	3/07/16	67,463	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Euro	BZWS	Sell	7,226,276	8,050,361	3/09/16	224,721	-
Euro	GSCO	Sell	21,480,000	23,909,818	3/09/16	648,218	-
Euro	HSBC	Sell	1,844,000	2,050,344	3/09/16	53,398	-
Japanese Yen	BZWS	Sell	1,712,605,900	14,359,548	3/09/16	-	(21,694)
Euro	CITI	Sell	31,404,613	34,460,282	3/10/16	449,903	-
Euro	MSCO	Sell	5,225,000	5,727,384	3/10/16	68,845	-
Mexican Peso	CITI	Buy	30,688,400	1,927,506	3/11/16	34,324	-
Mexican Peso	HSBC	Buy	135,500,950	8,518,858	3/11/16	143,367	-
Mexican Peso	CITI	Buy	13,389,800	834,177	3/14/16	21,602	-
Euro	BZWS	Sell	1,161,439	1,242,902	3/16/16	-	(15,127)
Euro	CITI	Sell	861,168	922,742	3/16/16	-	(10,045)
Euro	JPHQ	Sell	541,000	579,330	3/16/16	-	(6,662)
Japanese Yen	CITI	Sell	286,112,008	2,381,889	3/16/16	-	(21,145)
Mexican Peso	CITI	Buy	12,505,100	784,806	3/18/16	14,186	-
Japanese Yen	CITI	Sell	1,866,452,000	15,518,075	3/22/16	-	(160,747)
Japanese Yen	MSCO	Sell	575,230,000	4,781,868	3/22/16	-	(50,257)
Euro	BZWS	Sell	744,197	799,573	3/23/16	-	(6,680)
Mexican Peso	CITI	Buy	75,637,200	4,824,170	3/23/16	6,697	-
Japanese Yen	DBAB	Sell	725,287,000	6,040,535	3/24/16	-	(52,459)
Japanese Yen	BZWS	Sell	983,714,840	8,304,475	3/28/16	39,556	-
Malaysian Ringgit	HSBC	Buy	7,634,000	2,020,218	3/28/16	-	(18,557)
Euro	BOFA	Sell	50,857,200	56,167,756	3/29/16	1,060,061	-
Euro	BZWS	Sell	18,402,361	20,274,801	3/29/16	334,425	-
Euro	DBAB	Sell	2,736,000	3,015,346	3/29/16	50,679	-
Euro	GSCO	Sell	30,376,000	33,387,780	3/29/16	473,043	-
Euro	HSBC	Sell	20,544,891	22,609,653	3/29/16	347,679	-
Euro	BOFA	Sell	14,283,200	15,836,712	3/30/16	359,310	-
Euro	BZWS	Sell	6,085,000	6,725,659	3/30/16	131,899	-
Euro	GSCO	Sell	4,020,000	4,415,568	3/31/16	59,332	-
Unrealized appreciation (depreciation)						243,468,693	(40,880,439)
Net unrealized appreciation (depreciation)						$202,588,254

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

At March 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty /	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR	LCH	10/17/17	$183,490,000	$-	$(392,523)
Pay Fixed rate 0.926%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/23	13,090,000	-	(1,054,542)
Pay Fixed rate 2.775%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/23	13,090,000	-	(1,076,785)
Pay Fixed rate 2.795%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/07/23	13,090,000	-	(1,042,844)
Pay Fixed rate 2.765%
Receive Floating rate 3-month USD BBA LIBOR	LCH	7/07/24	34,000,000	-	(2,384,973)
Pay Fixed rate 2.731%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/22/25	114,670,000	792,063	-
Pay Fixed rate 1.914%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/23/25	143,340,000	261,151	-
Pay Fixed rate 1.970%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/27/25	84,590,000	148,764	-
Pay Fixed rate 1.973%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/29/25	21,150,000	110,390	-
Pay Fixed rate 1.937%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/30/25	17,910,000	86,431	-
Pay Fixed rate 1.942%
Receive Floating rate 3-month USD BBA LIBOR	LCH	2/03/25	28,210,000	472,871	-
Pay Fixed rate 1.817%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/43	6,370,000	-	(1,866,145)
Pay Fixed rate 3.668%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/04/43	6,370,000	-	(1,892,279)
Pay Fixed rate 3.687%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/07/43	6,370,000	-	(1,875,687)
Pay Fixed rate 3.675%
Centrally Cleared Swaps unrealized appreciation
(depreciation)				1,871,670	(11,585,778)

OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	3/04/21	$3,240,000	$-	$(358,098)
Pay Fixed rate 3.558%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	3/28/21	14,630,000	-	(1,565,252)
Pay Fixed rate 3.523%
Receive Floating rate 3-month USD BBA LIBOR	CITI	2/25/41	7,460,000	-	(2,993,669)
Pay Fixed rate 4.347%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/25/41	7,460,000	-	(2,997,683)
Pay Fixed rate 4.349%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/28/41	5,600,000	-	(2,223,406)
Pay Fixed rate 4.320%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	3/01/41	1,870,000	-	(731,319)
Pay Fixed rate 4.299%

OTC Swaps unrealized appreciation (depreciation)				-	(10,869,427)
Net unrealized appreciation (depreciation)					$(20,583,535)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

ABBREVIATIONS

Counterparty/Exchange

BOFA	Bank of America N.A.
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
CME	Chicago Mercantile Exchange
DBAB	Deutsche Bank AG
GSCO	Goldman Sachs Group, Inc.
HSBC	HSBC Bank USA N.A.
JPHQ	JP Morgan Chase & Co.
LCH	London Clearing House
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG

Currency

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar

Selected Portfolio

FHLB	Federal Home Loan Bank
FRN	Floating Rate Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited)

Templeton Growth VIP Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 97.7%
Aerospace & Defense 0.8%
BAE Systems PLC	United Kingdom	1,730,147	$13,433,816

Air Freight & Logistics 1.3%
TNT Express NV	Netherlands	646,272	4,114,909
[a]TNT Express NV, 144A	Netherlands	441,000	2,807,912
United Parcel Service Inc., B	United States	160,030	15,513,308
			22,436,129
Airlines 1.7%
Deutsche Lufthansa AG	Germany	1,735,414	24,409,601
[b]International Consolidated Airlines Group SA	United Kingdom	665,817	5,954,865
			30,364,466
Auto Components 1.5%
Cie Generale des Etablissements Michelin, B	France	259,469	25,840,041

Automobiles 2.6%
Nissan Motor Co. Ltd.	Japan	2,342,720	23,905,705
Toyota Motor Corp.	Japan	312,490	21,839,130
			45,744,835
Banks 14.2%
Bangkok Bank PCL, fgn.	Thailand	913,600	5,178,470
BNP Paribas SA	France	401,637	24,432,602
Citigroup Inc.	United States	770,990	39,721,405
[b]Commerzbank AG	Germany	547,840	7,570,189
Credit Agricole SA	France	1,640,346	24,121,962
DBS Group Holdings Ltd.	Singapore	932,690	13,839,280
HSBC Holdings PLC	United Kingdom	2,567,864	22,076,082
[b]ING Groep NV, IDR	Netherlands	1,482,966	21,759,784
JPMorgan Chase & Co.	United States	440,760	26,701,241
KB Financial Group Inc.	South Korea	657,984	23,319,930
SunTrust Banks Inc.	United States	478,520	19,662,387
UniCredit SpA	Italy	3,118,881	21,230,115
			249,613,447
Biotechnology 2.2%
Amgen Inc.	United States	207,480	33,165,678
[b]Gilead Sciences Inc.	United States	49,050	4,813,276
			37,978,954
Capital Markets 3.3%
Credit Suisse Group AG	Switzerland	1,026,980	27,669,380
Morgan Stanley	United States	832,180	29,700,504
			57,369,884
Chemicals 1.7%
Akzo Nobel NV	Netherlands	397,282	30,084,635

Commercial Services & Supplies 0.4%
Serco Group PLC	United Kingdom	2,443,089	4,996,930
Serco Group PLC, rts., 4/16/15	United Kingdom	2,443,089	1,485,672
			6,482,602
Communications Equipment 1.8%
Cisco Systems Inc.	United States	836,770	23,032,094
Ericsson, B	Sweden	723,972	9,113,070
			32,145,164
Construction & Engineering 0.6%
[c]FLSmidth & Co. AS	Denmark	250,000	11,263,125

Construction Materials 2.0%
CRH PLC	Ireland	1,290,661	33,629,115

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

[a]CRH PLC, 144A	Ireland	38,100	992,723
			34,621,838
Consumer Finance 0.2%
Capital One Financial Corp.	United States	55,980	4,412,344

Diversified Telecommunication Services 3.3%
China Telecom Corp. Ltd., ADR	China	179,195	11,529,406
Singapore Telecommunications Ltd.	Singapore	4,679,470	14,937,200
Telefonica SA	Spain	1,682,480	23,990,719
Telefonica SA, rts., 4/13/15	Spain	1,682,480	271,388
Verizon Communications Inc.	United States	158,750	7,720,013
			58,448,726
Electronic Equipment, Instruments & Components 0.5%
[b]Flextronics International Ltd.	Singapore	691,118	8,759,921

Energy Equipment & Services 2.3%
Baker Hughes Inc.	United States	301,680	19,180,815
Halliburton Co.	United States	14,600	640,648
Noble Corp. PLC	United States	902,230	12,883,844
Technip SA	France	137,470	8,333,085
			41,038,392
Food & Staples Retailing 2.9%
CVS Health Corp.	United States	139,920	14,441,143
Metro AG	Germany	587,740	19,968,868
Tesco PLC	United Kingdom	4,757,618	17,066,143
			51,476,154
Health Care Equipment & Supplies 3.3%
Getinge AB, B	Sweden	925,050	22,944,579
Medtronic PLC	United States	453,290	35,352,087
			58,296,666
Industrial Conglomerates 2.0%
Koninklijke Philips NV	Netherlands	459,718	13,063,404
Siemens AG	Germany	201,712	21,842,937
			34,906,341
Insurance 6.4%
Aegon NV	Netherlands	1,717,940	13,576,445
American International Group Inc.	United States	569,370	31,195,782
Aviva PLC	United Kingdom	1,569,070	12,567,121
AXA SA	France	1,091,068	27,519,282
[a,b]NN Group NV, 144A	Netherlands	43,278	1,227,699
Swiss Re AG	Switzerland	270,006	26,147,540
			112,233,869
Life Sciences Tools & Services 0.5%
[b]QIAGEN NV	Netherlands	385,000	9,716,809

Machinery 1.0%
[b]Navistar International Corp.	United States	598,440	17,653,980

Media 4.7%
Comcast Corp., Special A	United States	710,142	39,814,111
[b]News Corp., A	United States	319,435	5,114,154
Sky PLC	United Kingdom	1,044,193	15,379,059
Twenty-First Century Fox Inc., A	United States	641,182	21,697,599
The Walt Disney Co.	United States	6,710	703,812
			82,708,735
Metals & Mining 1.9%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Russia	1,040,760	18,489,101
POSCO	South Korea	63,730	14,052,130

POSCO, ADR	South Korea	27,740	1,516,268
			34,057,499
Multiline Retail 0.9%
Target Corp.	United States	191,680	15,731,177

Oil, Gas & Consumable Fuels 9.4%
BP PLC	United Kingdom	2,847,664	18,444,703
Chesapeake Energy Corp.	United States	544,110	7,704,598
Chevron Corp.	United States	137,470	14,431,601
China Shenhua Energy Co. Ltd., H	China	3,156,300	8,052,939
Eni SpA	Italy	776,759	13,473,192
Galp Energia SGPS SA, B	Portugal	1,575,520	17,052,479
Kunlun Energy Co. Ltd.	China	17,103,030	16,611,844
Royal Dutch Shell PLC, B	United Kingdom	299,573	9,326,417
Suncor Energy Inc.	Canada	46,000	1,344,330
Talisman Energy Inc.	Canada	3,567,523	27,353,639
Total SA, B	France	618,659	30,785,598
			164,581,340
Pharmaceuticals 11.8%
[b]Actavis PLC	United States	56,124	16,703,625
GlaxoSmithKline PLC	United Kingdom	954,060	21,876,856
Merck & Co. Inc.	United States	73,771	4,240,357
Merck KGaA	Germany	229,554	25,808,261
Pfizer Inc.	United States	1,009,853	35,132,786
Roche Holding AG	Switzerland	115,383	31,835,116
Sanofi	France	290,857	28,753,228
Teva Pharmaceutical Industries Ltd., ADR	Israel	688,930	42,920,339
			207,270,568
Software 3.1%
Microsoft Corp.	United States	1,177,169	47,857,805
SAP SE	Germany	80,912	5,875,699
			53,733,504
Specialty Retail 2.2%
Best Buy Co. Inc.	United States	277,560	10,488,992
Kingfisher PLC	United Kingdom	4,891,448	27,612,514
			38,101,506
Technology Hardware, Storage & Peripherals 5.0%
Hewlett-Packard Co.	United States	942,050	29,354,278
Samsung Electronics Co. Ltd.	South Korea	45,020	58,504,441
			87,858,719
Textiles, Apparel & Luxury Goods 0.4%
[b]Michael Kors Holdings Ltd.	United States	118,800	7,811,100

Wireless Telecommunication Services 1.8%
[b]Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,647,543	21,467,485
Vodafone Group PLC	United Kingdom	3,292,417	10,765,264
			32,232,749
Total Common Stocks and Other Equity Interests (Cost $1,374,643,911)			1,718,409,035
Preferred Stocks (Cost $22,230,600) 0.7%
Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	1,913,392	11,652,557

Total Investments before Short Term Investments (Cost $1,396,874,511)			1,730,061,592
Short Term Investments 1.6%
		Principal Amount*
Time Deposits 1.1%
Bank of Montreal, 0.03%, 4/01/15	Canada	8,000,000	8,000,000
Royal Bank of Canada, 0.03%, 4/01/15	Canada	12,000,000	12,000,000
Total Time Deposits (Cost $20,000,000)			20,000,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
Total Investments before Money Market Funds (Cost $1,416,874,511)			1,750,061,592
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$9,070,685) 0.5%
Money Market Funds 0.5%
[b,d]Institutional Fiduciary Trust Money Market Portfolio	United States	9,070,685	9,070,685
Total Investments (Cost $1,425,945,196) 100.0%			1,759,132,277
Other Assets, less Liabilities (0.0)%†			(82,267)
Net Assets 100.0%			$1,759,050,010

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustee. At
March 31, 2015, the aggregate value of these securities was $5,028,334, representing 0.29% of net assets.
b Non-income producing.
c A portion or all of the security is on loan at March 31, 2015.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of nineteen separate funds (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Franklin Founding Funds Allocation VIP Fund invests primarily in other funds of the Trust (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective May 1, 2015, Franklin Managed Volatility Global Allocation VIP Fund was renamed Franklin VolSmart Allocation VIP Fund and implemented changes to the investment strategies.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing NAV.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements and time deposits are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

At March 31, 2015, the funds received United Kingdom Treasury Bonds and Notes, U.S. Government and Agency Securities and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:

Franklin Mutual Global Discovery VIP Fund	$4,241,284
Franklin Mutual Shares VIP Fund	$13,728,252
Franklin Strategic Income VIP Fund	$4,984,755
Templeton Global Bond VIP Fund	$94,699,032

Certain funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The following funds have invested in derivatives during the period.

Franklin Managed Volatility Global Allocation VIP Fund - Forw ards Franklin Mutual Global Discovery VIP Fund - Futures and forw ards Franklin Mutual Shares VIP Fund - Futures and forw ards Franklin Strategic Income VIP Fund – Forw ards and sw aps Templeton Global Bond VIP Fund – Forw ards and sw aps

4. INCOME TAXES

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin Founding
	Franklin Flex Cap	Funds Allocation	Franklin Global Real	Franklin Grow th and
	Grow th VIP Fund	VIP Fund	Estate VIP Fund	Income VIP Fund

Cost of investments	$80,495,528	$907,233,459	$250,622,918	$224,801,931

Unrealized appreciation	$48,817,245	$311,080,507	$128,070,505	$80,563,427
Unrealized depreciation	(785,868)	-	(3,426,688)	(6,873,229)
Net unrealized appreciation (depreciation)	$48,031,377	$311,080,507	$124,643,817	$73,690,198

				Franklin Managed
	Franklin High Income	Franklin Income	Franklin Large Cap	Volatility Global
	VIP Fund	VIP Fund	Growth VIP Fund	Allocation VIP Fund

Cost of investments	$317,881,031	$6,353,846,067	$234,807,621	$19,822,456

Unrealized appreciation	$8,694,765	$1,000,919,985	$89,995,329	$1,840,338
Unrealized depreciation	(20,796,692)	(461,510,687)	(5,828,176)	(1,264,771)
Net unrealized appreciation (depreciation)	$(12,101,927)	$539,409,298	$84,167,153	$575,567

	Franklin Mutual Global	Franklin Mutual	Franklin Rising	Franklin Small Cap
	Discovery VIP Fund	Shares VIP Fund	Dividends VIP Fund	Value VIP Fund

Cost of investments	$576,991,986	$3,893,104,514	$1,010,515,390	$1,051,459,832

Unrealized appreciation	$197,108,092	$1,374,781,589	$806,127,691	$496,108,995
Unrealized depreciation	(35,273,927)	(274,602,232)	(12,482,572)	(45,790,988)
Net unrealized appreciation (depreciation)	$161,834,165	$1,100,179,357	$793,645,119	$450,318,007

			Franklin U.S.	Templeton
	Franklin Small-Mid	Franklin Strategic	Government	Developing Markets
	Cap Grow th VIP Fund	Income VIP Fund	Securities VIP Fund	VIP Fund

Cost of investments	$491,184,132	$925,213,627	$1,415,491,772	$338,448,716

Unrealized appreciation	$258,604,412	$22,939,659	$27,287,761	$54,808,934
Unrealized depreciation	(11,358,269)	(55,092,687)	(11,219,486)	(37,648,456)
Net unrealized appreciation (depreciation)	$247,246,143	$(32,153,028)	$16,068,275	$17,160,478

	Templeton	Templeton Global	Templeton Grow th
	Foreign VIP Fund	Bond VIP Fund	VIP Fund

Cost of investments	$2,263,261,423	$3,511,635,622	$1,443,205,943

Unrealized appreciation	$479,849,888	$47,853,494	$448,125,167
Unrealized depreciation	(246,267,963)	(318,182,321)	(132,198,833)
Net unrealized appreciation (depreciation)	$233,581,925	$(270,328,827)	$315,926,334

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Franklin Global Real Estate VIP Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

6. RESTRICTED SECURITIES

At March 31, 2015, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/		Acquisition
Shares/Units	Issuer	Dates	Cost	Value
Franklin Income VIP Fund
4,929,600	First Data Holdings Inc., B (Value is 0.40% of Net Assets)	6/26/14	$19,718,400	$27,668,805

Franklin Mutual Global Discovery VIP Fund
595	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$595	$-
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,172,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	5,430,000	5,654,557
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	24,035
4,052,916	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	3,247,714	3,715,438
	Total Restricted Securities (Value is 1.24% of Net Assets)		$8,959,938	$9,394,030

Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$1,754	$-
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	98,079
15,382,424	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	12,591,586	14,101,560
	Total Restricted Securities (Value is 0.28% of Net Assets)		$13,742,581	$14,199,639

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds for the three months ended March 31, 2015, were as shown below.

	Number of Shares			Number of Shares			Realized
	Held at Beginning	Gross	Gross	Held at End of	Value at	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	Period	End of Period	Income	Gain (Loss)
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is 0.00% of Net Assets)	6,400,507	-	-	6,400,507	$-	$ -	$-

8. INVESTMENTS IN UNDERLYING FUNDS

Franklin Founding Funds Allocation VIP Fund invests primarily in the Underlying Funds which are managed by affiliates of the fund’s administrative manager, Franklin Templeton Services, LLC. The fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in Underlying Funds for the three months ended March 31, 2015, were as follows:

								% of Underlying Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
Underlying Funds	of Period Additions		Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin Income VIP Fund,Class 1	25,395,586	-	(917,404)	24,478,182	$405,358,689	$ -	$(637,138)	5.67%
Franklin Mutual Shares VIP Fund,Class 1	18,222,604	-	(822,255)	17,400,349	407,864,171	-	2,961,314	8.02%
Templeton Grow th VIP Fund,Class 1	28,094,843	67,750	(1,335,368)	26,827,225	405,091,106	-	(1,264,085)	22.77%
Total					$1,218,313,966	$ -	$1,060,091

9. INVESTMENTS IN EXCHANGE TRADED FUNDS (ETFs)

The accounting policies of the ETFs are outlined in their respective shareholder reports. A copy of each ETF’s shareholder report, in which the fund invests, is available on the SEC website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The ETFs’ shareholder reports are not covered by this report. Franklin Managed Volatility Global Allocation VIP Fund (MVGAF) invests a significant portion of its assets in ETFs. The fund relies on exemptive orders granted by the U.S. Securities and Exchange Commission (SEC) to the ETFs that permit the fund to invest in certain ETFs beyond the 1940 Act’s limitations on a fund’s investment in other investment companies, subject to certain terms and conditions set forth by the exemptive orders.

10. INVESTMENTS IN EXCHANGE TRADED NOTES (ETNs)

Franklin Managed Volatility Global Allocation VIP Fund purchases exchange traded notes. Exchange traded notes are senior, unsecured, unsubordinated debt securities issued by an underwriting bank. Exchange traded notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the fund directly purchased the underlying referenced asset or basket of assets. The risks of exchange traded notes include the credit risk of the issuer, counterparty risk, and the potential inability of the fund to dispose of the exchange traded note in the normal course of business.

11. INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)

Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in the FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At March 31, 2015, FT Subsidiary’s investment Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the fund’s Statement of Investments. At March 31, 2015, the net assets of FT Subsidiary were $3,475,074, representing less than 1% of the fund's net assets. The fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

12. INVESTMENTS IN MVGAF HOLDINGS CORP. (MVGAF Subsidiary)

Franklin Managed Volatility Global Allocation VIP Fund invests in certain financial instruments through its investment in the MVGAF Subsidiary. The MVGAF Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At March 31, 2015, the MVGAF Subsidiary’s investments as well as any other assets and liabilities of the MVGAF Subsidiary are reflected in the fund’s Consolidated Statement of Investments. At March 31, 2015, the net assets of the MVGAF Subsidiary were $784,226, representing 3.80% of the fund's consolidated net assets. The fund’s investment in the MVGAF Subsidiary is limited to 25% of consolidated assets.

13. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Flex Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$125,867,885	$-	$-		$125,867,885
Short Term Investments	2,659,020	-	-		2,659,020
Total Investments in Securities	$128,526,905	$-	$-		$128,526,905

Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Underlying Funds[b]	$1,218,313,966	$-	$-		$1,218,313,966

Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$372,134,153	$-	$-		$372,134,153
Short Term Investments	-	3,132,582	-		3,132,582
Total Investments in Securities	$372,134,153	$3,132,582	$-		$375,266,735

Franklin Grow th and Incom e VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Energy	$16,425,271	$2,338,875	$-		$18,764,146
All Other Equity Investments[a]	266,776,707		-		266,776,707
Equity-Linked Securities	-	5,585,880	-		5,585,880
Short Term Investments	-	7,365,396	-		7,365,396
Total Investments in Securities	$283,201,978	$15,290,151	$-		$298,492,129

Franklin High Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Transportation	$-	$520,597	$-		$520,597
All Other Equity Investments[a]	16,976	-	-		16,976
Corporate Bonds	-	298,747,689	6,651		298,754,340
Senior Floating Rate Interests	-	2,253,154	-		2,253,154
Escrow s and Litigation Trusts	-	-	-	d	-
Short Term Investments	-	4,234,037	-		4,234,037
Total Investments in Securities	$16,976	$305,755,477	$6,651		$305,779,104

Franklin Incom e VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Energy	$472,928,646	$15,938,750	$-		$488,867,396
Financials	278,857,340	6,412,500	-		285,269,840
Industrials	298,599,412	20,496,291	-		319,095,703
Information Technology	187,652,245	-	27,668,805		215,321,050
All Other Equity Investments[a]	2,197,449,322	-	-		2,197,449,322
Equity-Linked Securities	-	258,599,846	-		258,599,846
Convertible Bonds	-	68,295,420	-		68,295,420
Corporate Bonds	-	2,363,107,656	-		2,363,107,656
Senior Floating Rate Interests	-	149,406,522	-		149,406,522
Escrow s and Litigation Trusts	-	-	14,000	d	14,000
Short Term Investments	1,250,000	546,578,610	-		547,828,610
Total Investments in Securities	$3,436,736,965	$3,428,835,595	$27,682,805		$6,893,255,365

Franklin Large Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$314,063,441	$-	$-		$314,063,441
Short Term Investments	-	4,911,333	-		4,911,333
Total Investments in Securities	$314,063,441	$4,911,333	$-		$318,974,774

Franklin Managed Volatility Global Allocation VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$961,831	$-	$-		$961,831
Exchange Traded Funds	10,840,488	-	-		10,840,488
Exchange Traded Notes	659,974	-	-		659,974
Foreign Government and Agency Securities	-	4,809,337	-		4,809,337
U.S. Government and Agency Securities	-	2,002,378	-		2,002,378
Short Term Investments	1,124,015	-	-		1,124,015
Total Investments in Securities	$13,586,308	$6,811,715	$-		$20,398,023

Other Financial Instruments
Forw ard Exchange Contracts	$-	$47,117	$-		$47,117

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$2,063	$-		$2,063

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$3,067,315	$-	$3,739,473		$6,806,788
Banks	126,390,283	7,452,546	-		133,842,829
Diversified Financial Services	-	-	5,654,557		5,654,557
All Other Equity Investments[a]	543,991,741	-	-	d	543,991,741
Corporate Bonds, Notes and Senior Floating Rate Interests	-	22,018,744	-		22,018,744
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	8,341,026	-	d	8,341,026
Companies in Liquidation	15,601	2,454,792	-	d	2,470,393
Municipal Bonds	-	1,859,672	-		1,859,672
Short Term Investments	11,998,365	1,842,036	-		13,840,401
Total Investments in Securities	$685,463,305	$43,968,816	$9,394,030		$738,826,151

Other Financial Instruments
Futures Contracts	$327,933	$-	$-		$327,933
Forw ard Exchange Contracts	-	7,134,844	-		7,134,844
Total Other Financial Instruments	$327,933	$7,134,844	$-		$7,462,777

Liabilities:
Other Financial Instruments
Securities Sold Short	$4,719,002	$-	$-		$4,719,002
Futures Contracts	3,095	-	-		3,095
Forw ard Exchange Contracts	-	375,118	-		375,118
Total Other Financial Instruments	$4,722,097	$375,118	$-		$5,097,215

Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$-	$-	$14,199,639		$14,199,639
Machinery	67,093,846	15,116,714	-		82,210,560
All Other Equity Investments[a]	4,152,664,847	-	-	d	4,152,664,847
Corporate Bonds, Notes and Senior Floating Rate Interests	-	213,943,013	-		213,943,013
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	105,435,811	-	d	105,435,811
Companies in Liquidation	84,922	20,370,011	-	d	20,454,933
Municipal Bonds	-	12,920,652	-		12,920,652
Short Term Investments	390,473,595	980,821	-		391,454,416
Total Investments in Securities	$4,610,317,210	$368,767,022	$14,199,639		$4,993,283,871

Other Financial Instruments
Futures Contracts	$1,954,195	$-	$-		$1,954,195
Forw ard Exchange Contracts	-	25,257,132	-		25,257,132
Total Other Financial Instruments	$1,954,195	$25,257,132	$-		$27,211,327

Liabilities:
Other Financial Instruments
Securities Sold Short	$32,108,728	$-	$-		$32,108,728
Forw ard Exchange Contracts	-	1,048,429	-		1,048,429
Total Other Financial Instruments	$32,108,728	$1,048,429	$-		$33,157,157

Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,776,434,719	$-	$-		1,776,434,719
Short Term Investments	27,725,790	-	-		27,725,790
Total Investments in Securities	$1,804,160,509	$-	$-		$1,804,160,509

Franklin Sm all Cap Value VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,398,427,033	$-	$-		$1,398,427,033
Corporate Bonds	-	7,507,080	-		7,507,080
Short Term Investments	93,151,061	2,692,665	-		95,843,726
Total Investments in Securities	$1,491,578,094	$10,199,745	$-		$1,501,777,839

Franklin Sm all-Mid Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$712,314,570	$-	$-		$712,314,570
Short Term Investments	12,239,655	13,876,050	-		26,115,705
Total Investments in Securities	$724,554,225	$13,876,050	$-		$738,430,275

Franklin Strategic Incom e VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Services	$-	$3,470,143	$-		$3,470,143
Transportation	-	520,598	-		520,598
All other Equity Investments[a]	16,976	-	-		16,976
Corporate Bonds	-	330,544,479	9,500		330,553,979
Senior Floating Rate Interests	-	159,458,649	135,839		159,594,488
Foreign Government and Agency Securities	-	146,900,882	-		146,900,882
U.S. Government and Agency Securities	-	16,397,143	-		16,397,143
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	47,969,980	-		47,969,980
Mortgage-Backed Securities	-	39,257,612	-		39,257,612
Municipal Bonds	-	35,258,077	-		35,258,077
Escrow s and Litigation Trusts	-	-	-	d	-
Short Term Investments	113,120,721	-	-		113,120,721
Total Investments in Securities	$113,137,697	$779,777,563	$145,339		$893,060,599

Other Financial Instruments
Forw ard Exchange Contracts	$-	$11,198,451	$-		$11,198,451
Sw ap Contracts	-	69,553	-		69,553
Total Other Financial Instruments	$-	$11,268,004	$-		$11,268,004

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$806,173	$-		$806,173
Sw ap Contracts	-	5,795	-		5,795
Unfunded Loan Commitments	-	16,414	-		16,414
Total Other Financial Instruments	$-	$828,382	$-		$828,382

Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$12,233,388	$-		$12,233,388
Foreign Government and Agency Securities	-	3,561,886	-		3,561,886
Mortgage-Backed Securities	-	1,120,949,131	-		1,120,949,131
U.S. Government and Agency Securities	-	274,695,916	-		274,695,916
Short Term Investments	-	20,119,726	-		20,119,726
Total Investments in Securities	$-	$1,431,560,047	$-		$1,431,560,047

Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]	$331,551,368	$-	$-		$331,551,368
Participatory Notes	-	1,724,239	-		1,724,239
Short Term Investments	22,333,587	-	-		22,333,587
Total Investments in Securities	$353,884,955	$1,724,239	$-		$355,609,194

Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$2,403,568,677	$-	$-		$2,403,568,677
Short Term Investments	93,274,671	-	-		93,274,671
Total Investments in Securities	$2,496,843,348	$-	$-		$2,496,843,348

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$1,025,480	$-		$1,025,480
ForeignGovernment and Agency Securities	-	1,964,927,934	-		1,964,927,934
Short Term Investments	-	1,275,353,381	-		1,275,353,381
Total Investments in Securities	$-	$3,241,306,795	$-		$3,241,306,795

Other Financial Instruments
Forw ard Exchange Contracts	$-	$243,468,693	$-		$243,468,693
Sw ap Contracts	-	1,871,670	-		1,871,670
Total Other Financial Instruments	$-	$245,340,363	$-		$245,340,363

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$40,880,439	$-		$40,880,439
Sw ap Contracts	-	22,455,205	-		22,455,205
Total Other Financial Instruments	$-	$63,335,644	$-		$63,335,644

Templeton Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a,c]	$1,730,061,592	$-	$	- $	1,730,061,592
Short term investments	$9,070,685	20,000,000		-	29,070,685
Total Investments in Securities	$1,739,132,277	$20,000,000	$	- $	1,759,132,277

aFor detailed categories, see the accompanying Statement of Investments.
bFor detailed Underlying Fund categories, see the accompanying Statement of Investments.
cIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
dIncludes securities determined to have no value at March 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the three months ended March 31, 2015, are as follows:

									Net Change in
									Unrealized
									Appreciation
	Balance at			Transfers			Net Unrealized		(Depreciation) on
	Beginning of			(Into/Out of)	Cost Basis	Net Realized Gain	Appreciation	Balance at End of	Assets Held at
	Period	Purchases	Sales	Level 3 Adjustments[a]		(Loss) (Depreciation)		Period	Period End
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$3,108,896	$ -	$-	$-	$-	$-	$630,577	$3,739,473	$630,577
Diversified Financial Services	5,052,941	-	-	-	-	-	601,616	5,654,557	601,616
Insurance	- c	-	(834)	-	-	(199,086)	199,920	-	-
Real Estate Management & Development	4,108,670	-	(4,881,451)	-	-	2,540,917	(1,768,136)	-	-
Total	$12,270,507	$ -	$(4,882,285)	$-	$-	$2,341,831	$(336,023)	$9,394,030	$1,232,193

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
bIncludes common and preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2015, are as follows:

						Impact to Fair
Fair Value at End						Value if Input
Description	of Period	Valuation Technique	Unobservable Inputs	Amount/Range		Increases[a]
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities
Equity Investments:[b]
Auto Components	$3,715,438	Market comparables	Discount for lack of marketability	10%		Decrease [c]
			EV / EBITDA multiple	4.3	x	Increase [d]
Diversified Financial Services	5,654,557	Discounted Cash Flow	Cost of equity	16%		Decrease [c]
		Model	Long-term revenue grow th rate	6.2% - 27.6%		Increase [c]
			Adjusted EBITDA margin	7.0% - 19.6%		Increase [c]
All Other Investments[e]	24,035
Total	$9,394,030

aRepresents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes common and preferred stocks.
cRepresents a significant impact to fair value but not net assets.
dRepresents a significant impact to fair value and net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, other than those already disclosed in the Statement of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date May 27, 2015

By /s/GASTON GARDEY

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date May 27, 2015